UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01028
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Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
September 30, 2006

Ivy Balanced Fund
Ivy Bond Fund
Ivy Cundill Global Value Fund
Ivy Dividend Income Fund
Ivy European Opportunities Fund
Ivy Global Natural Resources Fund
Ivy International Fund
Ivy International Balanced Fund
Ivy International Value Fund
Ivy Mortgage Securities Fund
Ivy Pacific Opportunities Fund
Ivy Real Estate Securities Fund
Ivy Small Cap Value Fund
Ivy Value Fund

3	President's Letter
5	Illustration of Fund Expenses
13	Ivy Balanced Fund
28	Ivy Bond Fund
48	Ivy Cundill Global Value Fund
61	Ivy Dividend Income Fund
74	Ivy European Opportunities Fund
87	Ivy Global Natural Resources Fund
106	Ivy International Fund
121	Ivy International Balanced Fund
137	Ivy International Value Fund
152	Ivy Mortgage Securities Fund
171	Ivy Pacific Opportunities Fund
185	Ivy Real Estate Securities Fund
197	Ivy Small Cap Value Fund
210	Ivy Value Fund
223	Notes to Financial Statements
252	Report of Independent Registered Public Accounting Firm
254	Income Tax Information
255	Renewal of Investment Management Agreements
262	Proxy Voting Information
263	Quarterly Portfolio Schedule Information
264	IRA Disclosure

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus and current performance information.

President's Letter
      September 30, 2006

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended September 30, 2006. It has been an especially volatile period. Overall, stock prices rose as energy prices fell and the U.S. housing market deteriorated. The S&P 500 Index advanced 4.14 percent, led by telecommunications and financial stocks. Energy stocks were the weakest performers during the period. International stocks also posted solid gains, as the Morgan Stanley Capital International EAFE Index climbed 4.66 percent.

The Fed pauses. The world does not.

Bond yields climbed and prices declined for much of the past six months as central banks around the world continued to tighten monetary policies. In August, however, the Federal Reserve ended a two-year long streak of boosting short-term U.S. interest rates amid signs that inflation was easing. This helped ignite a modest summer rebound in the U.S. fixed income market. The Citigroup Broad Investment Grade Index returned 3.73 percent for the period. For investors, the difference in income potential between money market securities (those maturing in less than a year) and taxable bonds that mature in 10 to 30 years narrowed. As of September 30, 2006, three-month and six-month U.S. Treasury bills yielded slightly more than 30-year bonds, on average. Such a pattern is generally associated with a slowdown in economic growth. Consumers appear to be growing wary of spending to excess as home "for sale" signs have become about as difficult to remove from lawns as dandelions, and as numerous.

U.S. TREASURY YIELDS (March 31, 2006 compared to September 29, 2006)
	3/31/05	9/29/06	Change
3 MONTH	4.602	4.872	0.2696
6 MONTH	4.804	4.996	0.1913
2 YEAR	4.816	4.683	-0.1332
3 YEAR	4.816	4.614	-0.2019
5 YEAR	4.810	4.578	-0.2327
10 YEAR	4.847	4.628	-0.2196
30 YEAR	4.890	4.762	-0.1278
Source: Bloomberg. Past performance does not guarantee future results. Yields shown fluctuate daily and are not representative of the income potential of a specific mutual fund.

Energy prices hit record, then slide.

The cost of energy has been one of the top economic stories since March. Oil and gasoline prices all reached record highs, only to fall back during the summer as energy stockpiles reached greater-than-expected levels and the U.S. hurricane season was mild. At its peak this past July, oil reached $78.40 a barrel, a nearly eight-fold increase from 1986, and more than double the price just three years ago. Gasoline, peaking at over $3 per gallon in the spring, had fallen to about $2.25 as of this writing.

We believe that, over the longer term, the cost of energy will resume an upward path. There's just too much long-term global demand relative to known reserves, in our opinion, especially in rapidly growing countries such as China and India. Also, our appetite for hydrocarbons in the U.S. remains voracious. Global weather patterns and geopolitics appear to be calmer for the moment, but we feel there's still ample long-term risk to oil and gas supplies from the wrath of both nature and political extremism.

Profit growth appears less robust.

As energy prices have retreated, it appears that one of the chief engines for double-digit corporate profit growth for the S&P 500 may stall in the months ahead. Without the contribution of record oil company earnings, large company profits would have grown 8.2 percent in the past year, versus the reported 13 percent (Source: Bloomberg). We think that falling energy prices have both positive and negative implications for stocks. While it now means lower production and transportation costs for many companies and consumers, helping earnings of firms such as airlines, it is also a headwind for energy firms and utility earnings.

Plan ahead.

None of us can predict with certainty what the price of gas will be down the road, or pinpoint exactly what it will cost to heat and maintain our homes. What we can do, however, is plan as much as we can for the trip ahead - both our economic journey and our ongoing journey toward our financial goals. I firmly believe that with a personal financial plan, you and your financial advisor can build an effective road map to help you more efficiently meet the financial bumps and challenges ahead.

Thank you for your continued confidence in us as long-term stewards of your investments.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of Ivy Funds, and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2006.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ivy Balanced Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,033.00	1.41%	$7.22
Class B	1,000	1,027.90	2.42	12.27
Class C	1,000	1,028.50	2.18	11.06
Class Y	1,000	1,033.70	1.26	6.41
Based on 5% Return (2)
Class A	$1,000	$1,017.98	1.41%	$7.16
Class B	1,000	1,012.93	2.42	12.18
Class C	1,000	1,014.13	2.18	10.98
Class Y	1,000	1,018.73	1.26	6.36

Ivy Bond Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,036.60	1.22%	$6.21
Class B	1,000	1,030.70	2.35	11.98
Class C	1,000	1,032.00	2.10	10.67
Class Y	1,000	1,036.30	1.28	6.52
Based on 5% Return (2)
Class A	$1,000	$1,018.94	1.22%	$6.16
Class B	1,000	1,013.29	2.35	11.88
Class C	1,000	1,014.56	2.10	10.58
Class Y	1,000	1,018.67	1.28	6.46

Ivy Cundill Global Value Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$998.10	1.57%	$7.89
Class B	1,000	994.10	2.47	12.36
Class C	1,000	995.40	2.23	11.17
Class Y	1,000	1,000.00	1.20	6.00
Class I	1,000	1,000.70	1.16	5.80
Advisor Class	1,000	1,001.30	1.06	5.30
Based on 5% Return (2)
Class A	$1,000	$1,017.22	1.57%	$7.97
Class B	1,000	1,012.69	2.47	12.48
Class C	1,000	1,013.89	2.23	11.28
Class Y	1,000	1,019.05	1.20	6.06
Class I	1,000	1,019.25	1.16	5.86
Advisor Class	1,000	1,019.76	1.06	5.35

Ivy Dividend Income Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,020.60	1.38%	$6.97
Class B	1,000	1,016.70	2.29	11.60
Class C	1,000	1,016.60	2.19	11.09
Class Y	1,000	1,021.10	1.31	6.67
Based on 5% Return (2)
Class A	$1,000	$1,018.17	1.38%	$6.96
Class B	1,000	1,013.59	2.29	11.58
Class C	1,000	1,014.10	2.19	11.08
Class Y	1,000	1,018.51	1.31	6.66

Ivy European Opportunities Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,017.90	1.68%	$8.48
Class B	1,000	1,013.90	2.45	12.39
Class C	1,000	1,014.40	2.37	11.99
Class Y	1,000	1,018.80	1.48	7.47
Advisor Class	1,000	1,020.40	1.23	6.26
Based on 5% Return (2)
Class A	$1,000	$1,016.67	1.68%	$8.47
Class B	1,000	1,012.81	2.45	12.38
Class C	1,000	1,013.20	2.37	11.98
Class Y	1,000	1,017.63	1.48	7.47
Advisor Class	1,000	1,018.92	1.23	6.26

Ivy Global Natural Resources Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$990.40	1.34%	$6.67
Class B	1,000	986.40	2.14	10.73
Class C	1,000	986.40	2.07	10.33
Class Y	1,000	991.10	1.19	5.97
Class R	1,000	989.00	1.65	8.25
Advisor Class	1,000	991.60	1.02	5.08
Based on 5% Return (2)
Class A	$1,000	$1,018.37	1.34%	$6.76
Class B	1,000	1,014.32	2.14	10.88
Class C	1,000	1,014.71	2.07	10.48
Class Y	1,000	1,019.08	1.19	6.06
Class R	1,000	1,016.80	1.65	8.37
Advisor Class	1,000	1,019.94	1.02	5.15

Ivy International Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,012.80	1.52%	$7.65
Class B	1,000	1,006.50	2.67	13.44
Class C	1,000	1,006.50	2.64	13.34
Class Y	1,000	1,012.50	1.53	7.75
Class I	1,000	1,014.30	1.22	6.14
Advisor Class	1,000	995.80	4.73	23.65
Based on 5% Return (2)
Class A	$1,000	$1,017.47	1.52%	$7.67
Class B	1,000	1,011.66	2.67	13.48
Class C	1,000	1,011.81	2.64	13.38
Class Y	1,000	1,017.42	1.53	7.77
Class I	1,000	1,018.96	1.22	6.16
Advisor Class	1,000	1,001.38	4.73	23.72

Ivy International Balanced Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,058.00	1.44%	$7.41
Class B	1,000	1,052.00	2.51	12.93
Class C	1,000	1,054.00	2.24	11.50
Class Y	1,000	1,058.30	1.38	7.10
Based on 5% Return (2)
Class A	$1,000	$1,017.83	1.44%	$7.26
Class B	1,000	1,012.51	2.51	12.68
Class C	1,000	1,013.83	2.24	11.28
Class Y	1,000	1,018.15	1.38	6.96

Ivy International Value Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,026.10	1.60%	$8.10
Class B	1,000	1,021.80	2.37	12.03
Class C	1,000	1,021.80	2.38	12.03
Class Y	1,000	1,026.00	1.65	8.41
Advisor Class	1,000	1,026.80	1.38	6.99
Based on 5% Return (2)
Class A	$1,000	$1,017.03	1.60%	$8.07
Class B	1,000	1,013.17	2.37	11.98
Class C	1,000	1,013.13	2.38	11.98
Class Y	1,000	1,016.79	1.65	8.37
Advisor Class	1,000	1,018.14	1.38	6.96

Ivy Mortgage Securities Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,036.60	1.17%	$6.01
Class B	1,000	1,031.20	2.20	11.17
Class C	1,000	1,032.50	1.95	9.96
Class Y	1,000	1,037.30	1.03	5.30
Based on 5% Return (2)
Class A	$1,000	$1,019.20	1.17%	$5.96
Class B	1,000	1,014.06	2.20	11.08
Class C	1,000	1,015.27	1.95	9.87
Class Y	1,000	1,019.91	1.03	5.25

Ivy Pacific Opportunities Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,023.70	1.86%	$9.41
Class B	1,000	1,018.10	2.91	14.73
Class C	1,000	1,019.30	2.61	13.23
Class Y	1,000	1,025.00	1.61	8.20
Advisor Class	1,000	1,026.40	1.26	6.38
Based on 5% Return (2)
Class A	$1,000	$1,015.73	1.86%	$9.37
Class B	1,000	1,010.49	2.91	14.68
Class C	1,000	1,011.98	2.61	13.18
Class Y	1,000	1,017.01	1.61	8.17
Advisor Class	1,000	1,018.73	1.26	6.36

Ivy Real Estate Securities Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,064.20	1.61%	$8.36
Class B	1,000	1,059.10	2.64	13.59
Class C	1,000	1,059.90	2.46	12.77
Class Y	1,000	1,065.40	1.38	7.13
Class R	1,000	1,064.10	1.69	8.77
Based on 5% Return (2)
Class A	$1,000	$1,017.00	1.61%	$8.17
Class B	1,000	1,011.84	2.64	13.28
Class C	1,000	1,012.72	2.46	12.48
Class Y	1,000	1,018.13	1.38	6.96
Class R	1,000	1,016.58	1.69	8.57

Ivy Small Cap Value Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$979.70	1.79%	$8.91
Class B	1,000	974.50	2.89	14.32
Class C	1,000	976.10	2.57	12.75
Class Y	1,000	982.30	1.41	7.04
Based on 5% Return (2)
Class A	$1,000	$1,016.09	1.79%	$9.07
Class B	1,000	1,010.60	2.89	14.58
Class C	1,000	1,012.20	2.57	12.98
Class Y	1,000	1,018.01	1.41	7.16

Ivy Value Fund Expenses
For the Six Months Ended September 30, 2006	Beginning Account Value 3-31-06	Ending Account Value 9-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,041.80	1.51%	$7.76
Class B	1,000	1,036.40	2.49	12.73
Class C	1,000	1,036.90	2.40	12.22
Class Y	1,000	1,042.80	1.28	6.54
Based on 5% Return (2)
Class A	$1,000	$1,017.50	1.51%	$7.67
Class B	1,000	1,012.60	2.49	12.58
Class C	1,000	1,013.06	2.40	12.08
Class Y	1,000	1,018.63	1.28	6.46

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the tables), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2006, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF IVY BALANCED FUND

Portfolio Highlights

On September 30, 2006, Ivy Balanced Fund had net assets totaling $95,041,699 invested in a diversified portfolio of:

68.91%	Domestic Common Stocks
16.03%	United States Government and Government Agency Obligations
4.78%	Foreign Common Stocks
4.77%	Domestic Corporate Debt Securities
3.87%	Cash and Cash Equivalents
1.04%	Foreign Corporate Debt Securities
0.60%	Other Government Security

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund owned:

United States Government and Government Agency Obligations	$16.03
Technology Stocks	$13.31
Financial Services Stocks	$13.07
Health Care Stocks	$10.64
Energy Stocks	$7.78
Miscellaneous Stocks	$7.60
Corporate Debt Securities	$5.81
Consumer Nondurables Stocks	$5.22
Multi-Industry Stocks	$4.74
Utilities Stocks	$4.28
Cash and Cash Equivalents	$3.87
Business Equipment and Services Stocks	$3.60
Retail Stocks	$3.45
Other Government Security	$0.60

The Investments of Ivy Balanced Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.97%
Southwest Airlines Co.	55,300	$921,298

Aircraft - 1.38%
Boeing Company (The)	16,600	1,308,910

Banks - 3.60%
Bank of America Corporation	16,600	889,262
Northern Trust Corporation	22,600	1,320,405
Wells Fargo & Company	33,600	1,215,648
		3,425,315
Beverages - 2.65%
Brown-Forman Corporation, Class B	12,400	950,460
PepsiCo, Inc.	24,000	1,566,240
		2,516,700
Business Equipment and Services - 2.58%
NYSE Group, Inc.*	19,800	1,480,050
Pitney Bowes Inc.	21,800	967,266
		2,447,316
Chemicals - Specialty - 1.04%
Air Products and Chemicals, Inc.	14,900	988,913

Communications Equipment - 3.50%
Cisco Systems, Inc.*	59,200	1,360,712
Nokia Corporation, Series A, ADR	56,200	1,106,578
QUALCOMM Incorporated	23,700	861,732
		3,329,022
Computers - Micro - 1.41%
Apple Computer, Inc.*	17,400	1,339,452

Computers - Peripherals - 1.14%
Microsoft Corporation	39,758	1,086,387

Defense - 2.28%
General Dynamics Corporation	30,200	2,164,434

Electrical Equipment - 1.13%
Emerson Electric Co.	12,800	1,073,408

Electronic Components - 2.86%
Advanced Micro Devices, Inc.*	64,100	1,592,885
Microchip Technology Incorporated	34,700	1,124,801
		2,717,686
Electronic Instruments - 0.74%
Lam Research Corporation*	15,500	702,537

Finance Companies - 2.57%
SLM Corporation	46,900	2,437,862

Food and Related - 0.85%
Campbell Soup Company	22,200	810,300

Health Care - Drugs - 4.97%
Allergan, Inc.	13,500	1,520,235
Amgen Inc.*	13,500	965,385
Gilead Sciences, Inc.*	18,900	1,298,525
Novartis AG, ADR	16,100	940,884
		4,725,029
Health Care - General - 4.60%
Biomet, Inc.	27,400	881,869
DENTSPLY International Inc.	35,000	1,054,725
Johnson & Johnson	26,200	1,701,428
Zimmer Holdings, Inc.*	10,900	735,750
		4,373,772
Hospital Supply and Management - 1.07%
Medtronic, Inc.	21,800	1,012,392

Household - General Products - 1.72%
Colgate-Palmolive Company	26,300	1,633,230

Insurance - Life - 1.11%
Aflac Incorporated	23,000	1,052,480

Insurance - Property and Casualty - 1.00%
Berkshire Hathaway Inc., Class B*	300	952,200

Motion Pictures - 1.31%
News Corporation Limited, Class A	63,400	1,245,810

Multiple Industry - 4.74%
Altria Group, Inc.	9,800	750,190
General Electric Company	63,680	2,247,904
Las Vegas Sands, Inc.*	22,100	1,510,535
		4,508,629
Non-Residential Construction - 0.95%
Fluor Corporation	11,700	899,613

Petroleum - International - 4.52%
BP p.l.c., ADR	19,000	1,246,020
ChevronTexaco Corporation	13,500	875,610
Exxon Mobil Corporation	32,400	2,174,040
		4,295,670
Petroleum - Services - 3.26%
Schlumberger Limited	34,200	2,121,426
Smith International, Inc.	25,200	977,760
		3,099,186
Publishing - 1.04%
Meredith Corporation	20,100	991,533

Retail - General Merchandise - 2.62%
Target Corporation	25,600	1,414,400
Wal-Mart Stores, Inc.	21,900	1,080,108
		2,494,508
Retail - Specialty Stores - 0.83%
Best Buy Co., Inc.	14,800	792,688

Security and Commodity Brokers - 4.79%
American Express Company	17,800	998,224
Chicago Mercantile Exchange Holdings Inc.	1,500	717,375
Legg Mason, Inc.	8,100	816,966
Merrill Lynch & Co., Inc.	9,700	758,734
Morgan (J.P.) Chase & Co.	26,800	1,258,528
		4,549,827
Timesharing and Software - 1.02%
Paychex, Inc.	26,400	972,048

Trucking and Shipping - 1.16%
Expeditors International of Washington, Inc.	24,800	1,105,708

Utilities - Electric - 1.66%
Exelon Corporation	26,000	1,574,040

Utilities - Telephone - 2.62%
AT&T Inc.	38,100	1,240,536
UBS AG	21,000	1,245,510
		2,486,046

TOTAL COMMON STOCKS - 73.69%		$70,033,949

(Cost: $55,377,496)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.28%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	270,169

Beverages - 0.36%
Diageo Capital plc,
3.5%, 11-19-07	350	343,142

Finance Companies - 2.53%
American International Group,
3.85%, 11-26-07 (A)	500	492,169
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	6	162
8.0%, 3-31-11 (A)	269	72,527
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	413	418,359
General Motors Acceptance Corporation,
6.125%, 8-28-07	300	299,573
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	765,560
Unilever Capital Corporation,
5.9%, 11-15-32	350	352,021
		2,400,371
Food and Related - 1.29%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	810,725
Cargill, Inc.,
6.375%, 6-1-12 (A)	400	420,022
		1,230,747
Insurance - Life - 0.51%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	480,459

Real Estate Investment Trust - 0.84%
Vornado Realty L.P.,
5.625%, 6-15-07	800	799,223

TOTAL CORPORATE DEBT SECURITIES - 5.81%		$5,524,111

(Cost: $5,450,537)

OTHER GOVERNMENT SECURITY - 0.60%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	$574,906
(Cost: $574,688)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 5.55%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	421	421,458
6.0%, 9-1-17	435	441,985
5.0%, 1-1-18	487	479,945
5.5%, 4-1-18	431	432,155
6.5%, 10-1-28	165	170,185
6.5%, 2-1-29	36	36,563
7.0%, 5-1-31	32	33,258
7.5%, 5-1-31	58	60,705
7.0%, 7-1-31	49	50,319
7.0%, 9-1-31	73	75,867
7.0%, 9-1-31	54	55,470
7.0%, 11-1-31	161	166,638
6.5%, 2-1-32	180	184,479
7.0%, 2-1-32	208	214,730
7.0%, 2-1-32	108	111,541
6.5%, 3-1-32	52	53,564
7.0%, 3-1-32	115	119,217
7.0%, 6-1-32	36	37,231
7.0%, 7-1-32	227	235,257
6.5%, 8-1-32	92	94,499
6.0%, 9-1-32	685	689,948
6.5%, 9-1-32	159	163,452
5.5%, 5-1-33	331	326,551
5.5%, 5-1-33	191	188,879
5.5%, 5-1-33	130	128,178
5.5%, 6-1-33	307	303,692
		5,275,766

Treasury Obligations - 10.48%
United States Treasury Bond,
7.5%, 11-15-16	500	612,500
United States Treasury Notes:
3.0%, 2-15-08	900	878,660
4.0%, 3-15-10	800	784,813
4.25%, 10-15-10	2,000	1,975,156
3.875%, 2-15-13	1,250	1,200,635
3.625%, 5-15-13	750	708,633
4.25%, 8-15-13	900	881,016
4.25%, 8-15-15	3,000	2,918,319
		9,959,732

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.03%		$15,235,498

(Cost: $15,487,794)

SHORT-TERM SECURITIES

Aluminum - 2.11%
Alcoa Incorporated,
5.4%, 10-2-06	2,003	2,002,700

Finance Companies - 1.31%
Preferred Receivables Funding Corp.,
5.26%, 10-19-06	1,250	1,246,712

TOTAL SHORT-TERM SECURITIES - 3.42%		$3,249,412

(Cost: $3,249,412)

TOTAL INVESTMENT SECURITIES - 99.55%		$94,617,876

(Cost: $80,139,927)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.45%		423,823

NET ASSETS - 100.00%		$95,041,699

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $1,750,440 or 1.84% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY BALANCED FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $80,140) (Notes 1 and 3)	$94,618
Receivables:
Investment securities sold	450
Dividends and interest	281
Fund shares sold	51
Prepaid and other assets	19

Total assets	95,419

LIABILITIES
Payable to Fund shareholders	224
Accrued management fee (Note 2)	54
Accrued service fee (Note 2)	36
Accrued shareholder servicing (Note 2)	23
Due to custodian	7
Accrued accounting services fee (Note 2)	4
Accrued distribution fee (Note 2)	3
Other	26

Total liabilities	377

Total net assets	$95,042

NET ASSETS
Capital paid in (shares authorized - unlimited)	$82,232
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	104
Accumulated undistributed net realized loss on investment transactions	(1,772)
Net unrealized appreciation in value of investments	14,478

Net assets applicable to outstanding units of capital	$95,042

Net asset value per share (net assets divided by shares outstanding):
Class A	$15.64
Class B	$15.60
Class C	$15.61
Class Y	$15.64
Capital shares outstanding:
Class A	3,653
Class B	134
Class C	134
Class Y	2,158

See Notes to Financial Statements.

Statement of Operations
      IVY BALANCED FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$654
Dividends (net of foreign withholding taxes of $1)	493

Total income	1,147

Expenses (Note 2):
Accounting services fee	24
Audit fees	14
Custodian fees	6
Distribution fee:
Class A	3
Class B	8
Class C	8
Class Y	1
Investment management fee	335
Legal fees	–	*
Service fee:
Class A	68
Class B	3
Class C	2
Class Y	43
Shareholder servicing:
Class A	80
Class B	5
Class C	3
Class Y	27
Other	39

Total expenses	669

Net investment income	478

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	1,502
Unrealized appreciation in value of investments during the period	1,038

Net gain on investments	2,540

Net increase in net assets resulting from operations	$3,018

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY BALANCED FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

DECREASE IN NET ASSETS
Operations:
Net investment income	$478	$1,020
Realized net gain on investments	1,502	3,508
Unrealized appreciation	1,038	4,702

Net increase in net assets resulting from operations	3,018	9,230

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(295)	(515)
Class B	(1)	(1)
Class C	(3)	(1)
Class Y	(200)	(423)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(499)	(940)

Capital share transactions (Note 5)	(6,368)	(9,813)

Total decrease	(3,849)	(1,523)
NET ASSETS
Beginning of period	98,891	100,414

End of period	$95,042	$98,891

Undistributed net investment income	$104	$125

(1)See "Financial Highlights" on pages 24 - 27.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended September 30,
	9-30-06		2006	2005	3-31-04				2003	2002		2001

Net asset value, beginning of period	$15.22		$14.00		$13.35		$12.18		$10.54		$11.45	$19.73

Income (loss) from investment operations:
Net investment income	0.08		0.15		0.14		0.05		0.16		0.23	0.22
Net realized and unrealized gain (loss) on investments	0.42		1.21		0.65		1.16		1.64		(0.89)	(6.08)

Total from investment operations	0.50		1.36		0.79		1.21		1.80		(0.66)	(5.86)

Less distributions from:
Net investment income	(0.08)		(0.14)		(0.14)		(0.04)		(0.16)		(0.25)	(0.20)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)	(2.22)

Total distributions	(0.08)		(0.14)		(0.14)		(0.04)		(0.16)		(0.25)	(2.42)

Net asset value, end of period	$15.64		$15.22		$14.00		$13.35		$12.18		$10.54	$11.45

Total return(1)	3.30%		9.71%		5.90%		10.06%		17.17	%(2)	-5.91%	-32.35%
Net assets, end of period (in millions)	$57		$57		$54		$52		$38		$37	$45
Ratio of expenses to average net assets including voluntary expense waiver	1.41	%(3)	1.42%		1.53%		1.52	%(3)(4)	1.29%		1.22%	1.12%
Ratio of net investment income to average net assets including voluntary expense waiver	0.98	%(3)	1.00%		1.02%		0.86	%(3)(4)	1.41%		1.84%	1.57%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.41	%(3)(5)	1.42	%(5)	1.53	%(5)	1.57	%(3)(4)	1.62%		1.52%	1.40%
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.98	%(3)(5)	1.00	%(5)	1.02	%(5)	0.81	%(3)(4)	1.08%		1.54%	1.29%
Portfolio turnover rate	14%		49%		37%		29%		110%		129%	158%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 17.26%.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$15.18		$13.98	$13.33	$12.96

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.00	0.01	0.01
Net realized and unrealized gain on investments	0.42		1.21	0.64	0.39

Total from investment operations	0.42		1.21	0.65	0.40

Less distributions from:
Net investment income	(0.00)*		(0.01)	(0.00)*	(0.03)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.00)*		(0.01)	(0.00)*	(0.03)

Net asset value, end of period	$15.60		$15.18	$13.98	$13.33

Total return	2.79%		8.62%	4.90%	3.05%
Net assets, end of period (in thousands)	$2,096		$1,995	$1,503	$338
Ratio of expenses to average net assets	2.42	%(2)	2.41%	2.52%	2.76	%(2)
Ratio of net investment income (loss) to average net assets	-0.03	%(2)	0.01%	0.06%	-0.42	%(2)
Portfolio turnover rate	14%		49%	37%	29	%(3)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$15.20		$13.98	$13.34	$12.96

Income from investment operations:
Net investment income	0.01		0.03	0.03	0.02
Net realized and unrealized gain on investments	0.42		1.20	0.63	0.39

Total from investment operations	0.43		1.23	0.66	0.41

Less distributions from:
Net investment income	(0.02)		(0.01)	(0.02)	(0.03)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.02)		(0.01)	(0.02)	(0.03)

Net asset value, end of period	$15.61		$15.20	$13.98	$13.34

Total return	2.85%		8.80%	4.98%	3.13%
Net assets, end of period (in thousands)	$2,092		$1,996	$898	$301
Ratio of expenses to average net assets	2.18	%(2)	2.25%	2.38%	2.43	%(2)
Ratio of net investment income (loss) to average net assets	0.21	%(2)	0.21%	0.19%	-0.12	%(2)
Portfolio turnover rate	14%		49%	37%	29	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$15.22		$14.00	$13.35	$12.96

Income from investment operations:
Net investment income	0.09		0.17	0.17	0.04
Net realized and unrealized gain on investments	0.42		1.21	0.65	0.40

Total from investment operations	0.51		1.38	0.82	0.44

Less distributions from:
Net investment income	(0.09)		(0.16)	(0.17)	(0.05)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.09)		(0.16)	(0.17)	(0.05)

Net asset value, end of period	$15.64		$15.22	$14.00	$13.35

Total return	3.37%		9.89%	6.16%	3.43%
Net assets, end of period (in millions)	$34		$38	$44	$53
Ratio of expenses to average net assets	1.26	%(2)	1.26%	1.30%	1.36	%(2)
Ratio of net investment income to average net assets	1.13	%(2)	1.15%	1.25%	0.97	%(2)
Portfolio turnover rate	14%		49%	37%	29	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY BOND FUND

Portfolio Highlights

On September 30, 2006, Ivy Bond Fund had net assets totaling $66,240,265 invested in a diversified portfolio of:

96.08%	Bonds
3.14%	Cash and Cash Equivalents
0.78%	Preferred Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund owned:

Corporate Bonds	$60.24
United States Government Agency Mortgage-Backed Obligations	$23.61
United States Government Treasury Obligations	$9.52
Cash and Cash Equivalents and Taxable Municipal Bond	$3.28
United States Government Agency Obligations	$2.57
Preferred Stocks	$0.78

On September 30, 2006, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	49.19%
AA	5.21%
A	9.75%
BBB	24.48%
BB	3.52%
B	0.53%
Non-rated	3.40%
Cash and Cash Equivalents and Equities	3.92%

Ratings reflected in the wheel above are taken from the following sources in order of preference:
Standard & Poor's and Moody's.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not issued or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Ivy Bond Fund
September 30, 2006
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7.0% Cumulative	10,500	$262,500
Public Storage, Inc., 6.25% Cumulative	10,500	252,525

TOTAL PREFERRED STOCKS - 0.78%		$515,025

(Cost: $520,050)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aluminum - 0.28%
Steelcase Inc.,
6.5%, 8-15-11	$185	188,051

Asset-Backed Securities - 6.05%
ABFS Mortgage Loan Trust 2002- 4,
7.423%, 12-15-33	120	120,333
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28	190	193,243
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	530	535,700
C-Bass 2006-MH1 Trust:
6.24%, 9-25-36 (A)	105	106,440
6.25%, 9-25-36 (A)	170	170,797
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	370	359,060
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.5%, 3-24-17	200	198,708
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.2%, 12-15-35 (A)	300	286,675
FFCA Secured Lending Corporation,
6.73%, 10-18-25 (A)	13	13,281
Green Tree Financial Corporation:
6.4%, 10-15-18	85	86,801
7.35%, 5-15-27	46	47,426
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	65	63,650
MMCA Auto Owner: Trust 2002-2,
4.67%, 3-15-10	126	125,511
Trust 2002-3,
4.6%, 8-17-09	500	499,326
Trust 2002- 4, Class C Asset Backed Notes,
4.56%, 11-16-09	16	16,227
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	25	24,988
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	213	206,060
Origen Manufactured Housing Contract:
Trust 2004-A,
5.7%, 1-15-35	100	98,697
Trust 2004-B,
5.73%, 11-15-35	50	48,583
Trust 2005-A:
4.49%, 5-15-18	200	196,979
5.86%, 6-15-36	120	116,334
Trust 2005-B,
5.605%, 5-15-22	80	79,665
Vanderbilt Mortgage and Finance, Inc.:
8.75%, 1-7-16	91	91,298
6.38%, 3-7-28	147	146,493
WFS Financial 2005-2 Owner Trust,
4.39%, 11-19-12	175	173,267
		4,005,542
Banks - 0.38%
Wells Fargo Mortgage Backed Securities 2001-14 Trust,
5.6%, 3-15-16	250	252,280

Beverages - 0.95%
SABMiller plc,
6.5%, 7-1-16 (A)	600	626,774

Broadcasting - 1.13%
Cox Communications, Inc.,
7.125%, 10-1-12	450	479,576
Viacom Inc.,
6.875%, 4-30-36 (A)	275	271,862
		751,438
Business Equipment and Services - 1.38%
HSBC Finance Corporation,
5.7%, 6-1-11	400	407,142
International Lease Finance Corporation:
5.875%, 5-1-13	250	256,588
5.625%, 9-20-13	250	251,583
		915,313
Collateralized Mortgage Obligations - 7.18%
Banc of America:
Alternative Loan Trust 2005-10:
5.66792%, 11-25-35	286	281,235
5.66792%, 11-25-35	138	133,415
Alternative Loan Trust 2005-12:
5.80625%, 1-25-36	306	301,391
5.80625%, 1-25-36	222	205,968
Alternative Loan Trust 2006- 4,
6.22471%, 5-25-36	328	327,461
Mortgage Trust 2004-7,
5.75%, 8-25-34	103	102,015
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	7	184
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	130	130,368
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	222	211,403
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	127	124,301
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	56	56,502
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	203	194,691
5.40266%, 4-25-32	301	271,361
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	314	305,947
5.25%, 11-25-32 (A)	269	264,108
J.P. Morgan Mortgage Trust 2005-S2,
5.66689%, 9-25-35	520	512,755
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	585	585,404
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	195	191,020
Mellon Residential Funding,
6.75%, 6-26-28	64	64,045
RALI Series 2003-QS10 Trust,
5.75%, 5-25-33	247	244,318
Structured Asset Securities Corporation,
5.63%, 5-25-34	250	246,963
		4,754,855
Conduit - 13.51%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.2%, 7-11-43 (A)	275	285,085
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2:
6.0%, 7-15-31 (A)	500	504,666
6.0%, 7-15-31 (A)	100	102,427
Bear Stearns Commercial Mortgage Securities: Trust 2004-PWR4,
5.468%, 6-11-41	1,500	1,510,998
Trust 2002-TOP6,
6.0%, 10-15-36 (A)	320	317,230
CD 2006-CD2 Mortgage Trust,
5.80516%, 1-15-46 (A)	710	717,884
COMM 2006-CNL2:
5.5699%, 2-5-19 (A)	225	223,098
5.5699%, 2-5-19 (A)	95	95,086
Commercial Mortgage Asset Trust,
6.0%, 11-17-32	225	230,414
DLJ Commercial Mortgage Corp. 1998-CG1,
7.37751%, 6-10-31 (A)	350	384,123
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (A)	565	584,434
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LI B,
6.733%, 2-14-16 (A)	225	237,956
Hilton Hotel Pool Trust:
5.83%, 10-3-15 (A)	790	798,352
7.653%, 10-3-15 (A)	430	453,016
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC14,
5.481%, 12-12-44	$ 305	307,631
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.0668%, 11-28-35 (Interest Only) (A)	6,450	168,970
5.88%, 11-28-35 (A)	155	148,605
5.88%, 11-28-35 (A)	105	102,759
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	300	308,805
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	250	251,312
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (A)	285	274,220
Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates Series 2006-C26,
6.011%, 6-15- 45	900	942,813
		8,949,884
Electronic Components - 0.35%
Avnet, Inc.,
6.625%, 9-15-16	225	229,000

Finance Companies - 12.72%
Allied Capital Corporation,
6.625%, 7-15-11	585	596,337
Asset Securitization Corporation:
1.7035%, 10-13-26 (Interest Only) (A)	1,209	51,848
7.65%, 2-14-43	170	185,169
BAC Capital Trust VI,
5.625%, 3-8-35	300	278,945
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36	650	648,984
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3-25-34	210	209,998
Caithness Coso Funding Corp.,
5.489%, 6-15-19 (A)	243	242,856
Capital Auto Receivables Asset Trust 2006-1,
7.16%, 1-15-13 (A)	245	247,986
Capital One Financial Corporation,
6.15%, 9-1-16	315	318,737
ERAC USA Finance Company,
5.9%, 11-15-15 (A)	520	524,637
Ford Credit Auto Owner Trust 2006-B,
7.12%, 2-15-13 (A)	140	142,289
Ford Motor Credit Company,
6.36651%, 11-16-06	350	349,779
Fund American Companies, Inc.,
5.875%, 5-15-13	425	420,080
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36	485	488,395
General Motors Acceptance Corporation,
6.40688%, 1-16-07	275	274,779
J.P. Morgan Mortgage Acquisition Trust:
2006-CW2,
6.337%, 8-25-36	590	600,297
2006-WF1,
6.41%, 7-25-36	1,095	1,116,467
JPMorgan Chase Capital XVIII,
6.95%, 8-17-36	425	451,427
Metropolitan Asset Funding, Inc.,
7.525%, 4-20-27 (A)	13	13,144
Morgan Stanley Capital I, Inc., Commercial Mortgage Pass-Through Certificates, Series 1998-XL2,
6.43663%, 10-3-34	500	509,964
Selkirk Cogen Funding Corporation,
8.65%, 12-26-07	135	138,433
St. George Funding Company LLC,
8.485%, 12-29-49 (A)	200	210,943
Symetra Financial Corporation,
6.125%, 4-1-16 (A)	400	402,713
		8,424,207
Health Care - Drugs - 1.30%
Abbott Laboratories,
5.875%, 5-15-16	400	414,379
AmerisourceBergen Corporation:
5.625%, 9-15-12	150	147,442
5.875%, 9-15-15	125	122,547
Cardinal Health, Inc.,
5.85%, 12-15-17	175	174,698
		859,066
Hospital Supply and Management - 1.50%
Laboratory Corporation of America Holdings:
5.5%, 2-1-13	215	210,713
5.625%, 12-15-15	285	282,857
MedPartners, Inc.,
7.375%, 10-1-06	500	500,000
		993,570
Insurance - Life - 0.72%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	480,459

Insurance - Property and Casualty - 0.78%
Assurant, Inc.,
6.75%, 2-15-34	200	211,108
Commerce Group, Inc. (The),
5.95%, 12-9-13	305	304,725
		515,833
Multiple Industry - 1.56%
CRH America, Inc.,
6.0%, 9-30-16	370	370,519
Tyco International Group S.A.,
7.0%, 6-15-28	235	267,317
Western Union Company (The),
5.93%, 10-1-16 (A)	395	398,251
		1,036,087
Petroleum - Services - 0.55%
Energy Transfer Partners, L.P.,
5.65%, 8-1-12	365	361,704

Real Estate Investment Trust - 4.36%
Brandywine Operating Partnership, L.P.,
5.625%, 12-15-10	420	421,643
Equity One, Inc.,
6.25%, 1-15-17	335	342,696
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	450	428,720
Nationwide Health Properties, Inc.:
6.5%, 7-15-11	175	178,948
6.0%, 5-20-15	265	262,521
Simon Property Group, L.P.,
5.875%, 3-1-17	645	651,657
Vornado Realty L.P.,
5.625%, 6-15-07	600	599,417
		2,885,602
Security and Commodity Brokers - 2.30%
Janus Capital Group Inc.,
5.875%, 9-15-11	320	321,971
Jefferies Group, Inc.,
6.25%, 1-15-36	225	217,078
Morgan Stanley Dean Witter & Co.,
6.75%, 4-15-11	500	528,618
Nuveen Investments, Inc.,
5.5%, 9-15-15	465	454,402
		1,522,069
Textile - 0.57%
Mohawk Industries, Inc.:
5.75%, 1-15-11	190	189,199
6.125%, 1-15-16	190	188,852
		378,051
Utilities - Electric - 2.27%
MidAmerican Energy Holdings Company,
6.125%, 4-1-36 (A)	475	480,131
National Grid plc.,
6.3%, 8-1-16	285	295,682
Oncor Electric Delivery Company,
7.0%, 9-1-22	450	487,667
Pennsylvania Electric Company,
5.125%, 4-1-14	250	242,027
		1,505,507
Utilities - Gas and Pipeline - 0.40%
Northwest Pipeline Corporation,
7.0%, 6-15-16 (A)	260	265,850

TOTAL CORPORATE DEBT SECURITIES - 60.24%		$39,901,142

(Cost: $39,868,967)

MUNICIPAL OBLIGATION - TAXABLE - 0.14%

Minnesota
City of Eden Prairie, Minnesota, Taxable Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized Mortgage Loan - Parkway Apartments Project), Series 2000B,
7.35%, 2-20-09	95	95,575
(Cost: $95,000)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 2.57%
Federal National Mortgage Association:
3.0%, 3-2-07	640	633,963
4.25%, 5-15-09	500	492,017
5.125%, 1-2-14	575	573,405
		1,699,385
Mortgage-Backed Obligations - 23.61%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	125	117,184
6.5%, 9-1-32	239	245,517
6.0%, 11-1-33	488	491,439
5.5%, 5-1-34	200	198,085
5.5%, 5-1-34	147	145,870
5.5%, 6-1-34	1,652	1,632,052
5.0%, 9-1-34	44	42,018
5.5%, 9-1-34	165	162,580
5.5%, 10-1-34	384	379,939
5.5%, 7-1-35	463	457,276
5.5%, 7-1-35	251	247,816
5.5%, 10-1-35	626	617,647
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	140	140,486
5.5%, 1-1-17	204	204,114
6.0%, 9-1-17	113	114,916
5.5%, 3-1-18	120	120,334
5.0%, 6-1-18	457	450,191
5.0%, 7-1-18	161	159,163
7.5%, 5-1-31	134	140,038
7.0%, 9-1-31	49	51,033
7.0%, 11-1-31	90	92,577
6.5%, 12-1-31	58	59,674
7.0%, 2-1-32	94	97,605
7.0%, 3-1-32	98	101,270
6.5%, 4-1-32	26	26,602
6.5%, 5-1-32	28	28,618
6.5%, 7-1-32	72	74,176
6.5%, 8-1-32	67	68,872
6.5%, 8-1-32	59	60,534
6.5%, 9-1-32	100	102,846
6.5%, 9-1-32	43	43,951
6.0%, 10-1-32	134	135,472
6.5%, 10-1-32	122	125,324
6.0%, 11-1-32	148	149,406
6.0%, 3-1-33	108	108,623
5.5%, 4-1-33	175	173,533
6.0%, 4-1-33	234	235,171
5.5%, 5-1-33	131	129,270
5.5%, 1-1-34	126	124,579
5.5%, 1-1-34	122	120,582
5.5%, 3-1-34	174	171,745
5.5%, 3-1-34	75	73,892
5.5%, 4-1-34	185	182,605
5.5%, 4-1-34	58	56,939
5.0%, 5-1-34	75	72,625
5.5%, 5-1-34	155	152,646
5.5%, 10-1-34	340	334,900
6.0%, 10-1-34	1,175	1,180,141
5.5%, 11-1-34	1,416	1,398,079
6.0%, 11-1-34	959	964,422
5.5%, 2-1-35	218	215,236
4.5%, 3-1-35	514	480,247
5.0%, 7-1-35	304	291,386
5.0%, 7-1-35	106	102,141
5.0%, 7-1-35	54	51,488
4.5%, 9-1-35	441	412,084
5.5%, 10-1-35	1,048	1,033,883
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.97056%, 6-17-45	5,157	290,842
		15,641,684
Treasury Inflation Protected Obligation - 1.79%
United States Treasury Note,
1.875%, 7-15-13 (B)	1,100	1,187,235

Treasury Obligations - 7.73%
United States Treasury Bond,
5.375%, 2-15-31	390	421,230
United States Treasury Notes:
6.25%, 2-15-07	2,500	2,510,547
3.375%, 10-15-09 (C)	1,400	1,351,218
4.375%, 8-15-12	400	395,828
4.25%, 11-15-14	450	438,855
		5,117,678

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS- 35.70%		$23,645,982

(Cost: $23,848,979)

SHORT-TERM SECURITIES

Aluminum - 2.52%
Alcoa Incorporated,
5.4%, 10-2-06	1,669	1,668,750

Finance Companies - 1.95%
Preferred Receivables Funding Corp.,
5.26%, 10-19-06	1,300	1,296,581

TOTAL SHORT-TERM SECURITIES - 4.47%		$2,965,331

(Cost: $2,965,331)

TOTAL INVESTMENT SECURITIES - 101.33%		$67,123,055

(Cost: $67,298,327)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.33%)		(882,790)

NET ASSETS - 100.00%		$66,240,265

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $11,115,112 or 16.78% of net assets.
(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
(C)Security serves as collateral for the following open futures contracts at September 30, 2006. (See Note 7 to financial statements):
Type	Number of Contracts	Expiration Date	Market Value	Underlying Face Amount at Value

U.S. 2 year Treasury Note	24	12-29-06	$4,908,000	$4,896,104
U.S. 5 year Treasury Note	6	12-29-06	633,094	628,811
U.S. 10 year Treasury Note	47	12-29-06	(5,078,938)	(5,032,499)

			$462,156	$492,416

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY BOND FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $67,298) (Notes 1 and 3)	$67,123
Receivables:
Fund shares sold	550
Dividends and interest	542
Variation margin	3
Prepaid and other assets	19

Total assets	68,237

LIABILITIES
Payable for investment securities purchased	1,695
Payable to Fund shareholders	172
Accrued service fee (Note 2)	32
Accrued management fee (Note 2)	28
Dividends payable	21
Accrued shareholder servicing (Note 2)	16
Due to custodian	6
Accrued accounting services fee (Note 2)	4
Accrued distribution fee (Note 2)	2
Other	21

Total liabilities	1,997

Total net assets	$66,240

NET ASSETS
Capital paid in (shares authorized - unlimited)	$67,158
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	–
Accumulated undistributed net realized loss on investment transactions	(712)
Net unrealized depreciation in value of investments	(206)

Net assets applicable to outstanding units of capital	$66,240

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.42
Class B	$10.42
Class C	$10.42
Class Y	$10.42
Capital shares outstanding:
Class A	5,946
Class B	166
Class C	243
Class Y	3

See Notes to Financial Statements.

Statement of Operations
      IVY BOND FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,723
Dividends	17

Total income	1,740

Expenses (Note 2):
Accounting services fee	22
Audit fees	13
Custodian fees	7
Distribution fee:
Class A	2
Class B	6
Class C	9
Investment management fee	161
Legal fees	– *
Registration fees	23
Service fee:
Class A	70
Class B	2
Class C	3
Class Y	– *
Shareholder servicing:
Class A	56
Class B	4
Class C	4
Class Y	– *
Other	12

Total expenses	394

Net investment income	1,346

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(264)
Realized net loss on futures	(47)

Realized net loss on investments	(311)

Unrealized appreciation in value of securities during the period	1,129
Unrealized depreciation in value of futures during the period	(46)

Unrealized appreciation in value of investments during the period	1,083

Net gain on investments	772

Net increase in net assets resulting from operations	$2,118

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY BOND FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,346	$2,230
Realized net loss on investments	(311)	(230)
Unrealized appreciation (depreciation)	1,083	(1,046)

Net increase in net assets resulting from operations	2,118	954

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(1,277)	(2,164)
Class B	(26)	(33)
Class C	(42)	(33)
Class Y	(1)	(1)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(1,346)	(2,231)

Capital share transactions (Note 5)	6,738	9,284

Total increase	7,510	8,007
NET ASSETS
Beginning of period	58,730	50,723

End of period	$66,240	$58,730

Undistributed net investment income (loss)	$–	$ (– )*

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 44 - 47.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended			For the fiscal year ended September 30,
	9-30-06		2006	2005	3-31-04			2003	2002	2001

Net asset value, beginning of period	$10.28		$10.52		$10.83	$10.73		$10.57	$10.30	$9.60

Income (loss) from investment operations:
Net investment income	0.22		0.42		0.41	0.23		0.45	0.52	0.58
Net realized and unrealized gain (loss) on investments	0.14		(0.24)		(0.30)	0.09		0.15	0.27	0.70

Total from investment operations	0.36		0.18		0.11	0.32		0.60	0.79	1.28

Less distributions from:
Net investment income	(0.22)		(0.42)		(0.42)	(0.22)		(0.44)	(0.52)	(0.58)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.22)		(0.42)		(0.42)	(0.22)		(0.44)	(0.52)	(0.58)

Net asset value, end of period	$10.42		$10.28		$10.52	$10.83		$10.73	$10.57	$10.30

Total return(1)	3.66%		1.74%		1.04%	3.03%		5.84%	7.90%	13.68%
Net assets, end of period (in millions)	$62		$56		$49	$23		$18	$17	$16
Ratio of expenses to average net assets including reimbursement	1.22	%(2)	1.23%		1.17%	1.46	%(2)(3)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets including reimbursement	4.46	%(2)	4.03%		3.84%	4.53	%(2)(3)	4.25%	5.07%	5.77%
Ratio of expenses to average net assets excluding reimbursement	1.22	%(2)(4)	1.23	%(4)	1.43%	2.36	%(2)(3)	2.01%	1.92%	1.99%
Ratio of net investment income to average net assets excluding reimbursement	4.46	%(2)(4)	4.03	%(4)	3.58%	3.64	%(2)(3)	3.39%	4.30%	4.93%
Portfolio turnover rate	45%		126%		200%	78%		119%	148%	252%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 1.15% of average net assets.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$10.28		$10.52	$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.17		0.30	0.28	0.11
Net realized and unrealized gain (loss) on investments	0.14		(0.24)	(0.31)	0.19

Total from investment operations	0.31		0.06	(0.03)	0.30

Less distributions from:
Net investment income	(0.17)		(0.30)	(0.28)	(0.11)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.17)		(0.30)	(0.28)	(0.11)

Net asset value, end of period	$10.42		$10.28	$10.52	$10.83

Total return	3.07%		0.57%	-0.23%	2.77%
Net assets, end of period (in thousands)	$1,725		$1,451	$744	$287
Ratio of expenses to average net assets	2.35	%(2)	2.38%	2.45%	2.76	%(2)
Ratio of net investment income to average net assets	3.33	%(2)	2.90%	2.63%	3.04	%(2)
Portfolio turnover rate	45%		126%	200%	78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$10.28		$10.52	$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.18		0.31	0.27	0.11
Net realized and unrealized gain (loss) on investments	0.14		(0.24)	(0.31)	0.19

Total from investment operations	0.32		0.07	(0.04)	0.30

Less distributions from:
Net investment income	(0.18)		(0.31)	(0.27)	(0.11)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.18)		(0.31)	(0.27)	(0.11)

Net asset value, end of period	$10.42		$10.28	$10.52	$10.83

Total return	3.20%		0.66%	-0.40%	2.77%
Net assets, end of period (in thousands)	$2,532		$1,737	$547	$115
Ratio of expenses to average net assets	2.10	%(2)	2.28%	2.59%	2.61	%(2)
Ratio of net investment income to average net assets	3.58	%(2)	3.01%	2.47%	3.09	%(2)
Portfolio turnover rate	45%		126%	200%	78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$10.28		$10.52	$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.22		0.41	0.39	0.13
Net realized and unrealized gain (loss) on investments	0.14		(0.24)	(0.31)	0.19

Total from investment operations	0.36		0.17	0.08	0.32

Less distributions from:
Net investment income	(0.22)		(0.41)	(0.39)	(0.13)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.22)		(0.41)	(0.39)	(0.13)

Net asset value, end of period	$10.42		$10.28	$10.52	$10.83

Total return	3.63%		1.62%	0.75%	3.03%
Net assets, end of period (in thousands)	$35		$20	$34	$25
Ratio of expenses to average net assets	1.28	%(2)	1.34%	1.46%	1.54	%(2)
Ratio of net investment income to average net assets	4.41	%(2)	3.91%	3.65%	3.99	%(2)
Portfolio turnover rate	45%		126%	200%	78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY CUNDILL GLOBAL VALUE FUND

Portfolio Highlights

On September 30, 2006, Ivy Cundill Global Value Fund had net assets totaling $945,236,157 invested in a diversified portfolio of:

73.15%	Foreign Common Stocks
19.52%	Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts
7.33%	Domestic Common Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund was invested by country and by industry, respectively, as follows:

Japan	$35.32
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$19.52
South Korea	$13.24
Canada	$10.01
United States	$7.33
Other Pacific Basin	$5.09
Singapore	$4.30
Italy	$3.93
Other Europe	$1.26

Financial Services Stocks	$25.45
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$19.52
Consumer Services Stocks	$15.72
Consumer Nondurables Stocks	$14.17
Utilities Stocks	$8.81
Capital Goods Stocks	$6.16
Technology Stocks	$2.95
Multi-Industry Stocks	$2.86
Business Equipment and Services Stocks	$2.50
Shelter Stocks	$1.86

The Investments of Ivy Cundill Global Value Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Canada - 10.01%
BCE Inc. (A)	1,815,800	$49,255,250
Fairfax Financial Holdings Limited (A)	214,300	27,805,797
Legacy Hotels Real Estate Investment Trust (A)	1,289,300	11,084,923
Legacy Hotels Real Estate Investment Trust (A)(B)	753,900	6,481,753
		94,627,723
Germany - 1.26%
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	75,184	11,893,336

Hong Kong - 2.86%
First Pacific Company Limited (A)	57,628,000	27,073,284

Italy - 3.93%
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	521,786	37,145,187

Japan - 35.32%
ACOM CO., LTD. (A)	850,000	36,266,667
AIFUL Corporation (A)	694,000	26,849,355
Asatsu-DK Inc. (A)	776,800	23,608,144
Coca-Cola West Holdings Company, Limited (A)	1,879,200	37,544,229
Kirin Brewery Company, Limited (A)	2,913,000	38,889,321
Lion Corporation (A)	2,500,000	13,460,317
Mabuchi Motor Co., Ltd. (A)	456,100	27,877,604
NIPPONKOA Insurance Company, Limited (A)	1,900,000	15,151,746
Nikko Cordial Corporation (A)	3,651,500	42,349,672
Nippon Television Network Corporation (A)	180,000	24,594,286
TV Asahi Corporation (A)	6,612	14,049,625
Takefuji Corporation (A)	725,000	33,265,608
		333,906,574
Malaysia - 2.23%
AmcorpGroup Berhad (A)*	57,951,500	21,056,131

Singapore - 4.30%
Singapore Press Holdings Limited (A)	15,738,000	40,626,979

South Korea - 13.24%
Korea Electric Power Corporation (A)	875,324	34,087,915
Korea Investment Holdings Co., Ltd. (A)	1,085,230	46,964,511
Korea Tobacco & Ginseng Corporation (A)*	725,400	44,079,789
		125,132,215
United States - 7.33%
DIRECTV Group, Inc. (The)*	2,200,000	43,296,000
Liberty Global, Inc., Series C*	270,544	6,783,891
Liberty Media Corporation, Liberty Interactive Series A*	941,925	19,210,560
		69,290,451

TOTAL COMMON STOCKS - 80.48%		$760,751,880

(Cost: $672,524,753)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.69%	Face Amount in Thousands

Euro, 1-19-07 (C)	EUR8,914	1,667
Euro, 3-23-07 (C)	25,233	99,924
Japanese Yen, 1-19-07 (C)	JPY16,183,235	6,308,796
Japanese Yen, 3-23-07 (C)	19,311	912,544
Malaysian Ringgit, 1-19-07 (C)	MYR15,941	15,741
Malaysian Ringgit, 3-23-07 (C)	48,930	84,817
Singapore Dollar, 1-19-07 (C)	SGD21,275	16,012
Singapore Dollar, 3-23-07 (C)	34,840	170,967
South Korean Won, 1-19-07 (C)	KRW10,193,580	8,240
South Korean Won, 1-19-07 (C)	36,077,726	(401,839)
South Korean Won, 3-23-07 (C)	52,495,743	(682,817)
		$6,534,052

SHORT-TERM SECURITIES	Principal Amount in Thousands

Repurchase Agreements - 12.09%
J.P. Morgan Securities Inc., 4.9% Repurchase Agreement dated 9-29-06 to be repurchased at $108,323,214 on 10-2-06,
4.9%, 10-2-06 (D)	$108,279	108,279,000
J.P. Morgan Securities Inc., 4.9% Repurchase Agreement dated 9-29-06 to be repurchased at $6,037,464 on 10-2-06,
4.9%, 10-2-06 (E)	6,035	6,035,000
		114,314,000

United States Government Obligations - 6.85%
Treasury Obligations
United States Treasury Bills:
4.96%, 10-19-06	15,000	14,962,800
5.02%, 10-19-06	15,000	14,962,350
5.01%, 11-16-06	25,000	24,839,958
5.05%, 11-24-06	10,000	9,924,250
		64,689,358

TOTAL SHORT-TERM SECURITIES - 18.94%		$179,003,358

(Cost: $179,003,358)

TOTAL INVESTMENT SECURITIES - 100.11%		$946,289,290

(Cost: $851,528,111)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.11%)		(1,053,133)

NET ASSETS - 100.00%		$945,236,157

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of this security amounted to 0.69% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, MYR - Malaysian Ringgit, SGD - Singapore Dollar).
(D)Collateralized by $111,000,000 United States Treasury Note, 4.25% due 11-15-14; market value and accrued interest aggregate $110,111,620.
(E)Collateralized by $4,959,000 United States Treasury Note, 6.5% due 11-15-26; market value and accrued interest aggregate $6,134,266.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY CUNDILL GLOBAL VALUE FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $737,214)	$831,975
Repurchase agreements (cost - $114,314)	114,314

946,289
Receivables:
Fund shares sold	2,223
Dividends and interest	1,752
Investment securities sold	713
Prepaid and other assets	59

Total assets	951,036

LIABILITIES
Payable for investment securities purchased	2,744
Payable to Fund shareholders	1,011
Accrued management fee (Note 2)	719
Due to custodian	343
Accrued service fee (Note 2)	342
Accrued shareholder servicing (Note 2)	262
Accrued distribution fee (Note 2)	172
Accrued accounting services fee (Note 2)	11
Accrued administrative fee (Note 2)	8
Other	188

Total liabilities	5,800

Total net assets	$945,236

NET ASSETS
Capital paid in (shares authorized - unlimited)	$821,819
Accumulated undistributed income:
Accumulated undistributed net investment income	1,361
Accumulated undistributed net realized gain on investment transactions	27,299
Net unrealized appreciation in value of investments	94,757

Net assets applicable to outstanding units of capital	$945,236

Net asset value per share (net assets divided by shares outstanding):
Class A	$15.50
Class B	$15.14
Class C	$15.09
Class Y	$15.56
Advisor Class	$15.56
Class I	$15.42
Capital shares outstanding:
Class A	41,738
Class B	3,717
Class C	14,892
Class Y	926
Advisor Class	197
Class I	1

See Notes to Financial Statements.

Statement of Operations
      IVY CUNDILL GLOBAL VALUE FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $904)	$7,067
Interest and amortization	4,770

Total income	11,837

Expenses (Note 2):
Accounting services fee	68
Administrative fee	47
Audit fees	11
Custodian fees	112
Distribution fee:
Class A	55
Class B	211
Class C	827
Class Y	1
Investment management fee	4,346
Legal fees	11
Service fee:
Class A	743
Class B	70
Class C	276
Class Y	18
Shareholder servicing:
Class A	887
Class B	117
Class C	212
Class Y	13
Advisor Class	1
Class I	– *
Other	258

Total	8,284
Less expenses in excess of voluntary limit (Note 2)	(18)

Total expenses	8,266

Net investment income	3,571
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	26,269
Realized net gain on forward currency contracts	2,510
Realized net loss on foreign currency transactions	(437)

Realized net gain on investments	28,342

Unrealized depreciation in value of securities during the period	(37,050)
Unrealized appreciation in value of forward currency
contracts during the period	2,095

Unrealized depreciation in value of investments during the period	(34,955)

Net loss on investments	(6,613)

Net decrease in net assets resulting from operations	$(3,042)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY CUNDILL GLOBAL VALUE FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$3,571	$6,038
Realized net gain on investments	28,342	27,211
Unrealized appreciation (depreciation)	(34,955)	80,530

Net increase (decrease) in net assets resulting from operations	(3,042)	113,779

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(–)	(5,373)
Class B	(–)	(65)
Class C	(–)	(616)
Class Y	(–)	(252)
Advisor Class	(–)	(39)
Class I	(–)	(– )*
Realized gains on investment transactions:
Class A	(–)	(16,729)
Class B	(–)	(1,681)
Class C	(–)	(5,678)
Class Y	(–)	(569)
Advisor Class	(–)	(99)
Class I	(–)	(1)

	(–)	(31,102)

Capital share transactions (Note 5)	35,073	363,040

Total increase	32,031	445,717
NET ASSETS
Beginning of period	913,205	467,488

End of period	$945,236	$913,205

Undistributed net investment income (loss)	$1,361	$(1,773)

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 55 - 60.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,	For the period from 9-4-01(1) to
9-30-06	2006	2005	3-31-04	2003	2002	12-31-01

Net asset value, beginning of period	$15.52	$13.79	$12.57	$11.41	$8.39	$9.64	$10.15

Income (loss) from investment operations:
Net investment income (loss)	0.08	0.17	0.04	0.01	0.01	(0.00	)(2)	0.01
Net realized and unrealized gain (loss) on investments	(0.10)	2.21	1.25	1.15	3.05	(1.17)	(0.23)

Total from investment operations	(0.02)	2.38	1.29	1.16	3.06	(1.17)	(0.22)

Less distributions from:
Net investment income	(0.00)	(0.16)	(0.07)	(0.00)	(0.04)	(0.00)	(0.02)
Capital gains	(0.00)	(0.49)	(0.00)	(0.00)	(0.00)	(0.08)	(0.27)

Total distributions	(0.00)	(0.65)	(0.07)	(0.00)	(0.04)	(0.08)	(0.29)

Net asset value, end of period	$15.50	$15.52	$13.79	$12.57	$11.41	$8.39	$9.64

Total return(3)	-0.19%	17.49%	10.29%	10.17%	36.43%	-12.17%	-2.07%
Net assets, end of period (in thousands)	$646,730	$624,894	$320,750	$58,678	$29,530	$1,403	$213
Ratio of expenses to average net assets including reimbursement	1.57	%(4)	1.62%	1.74%	1.70	%(4)	2.05%	2.28%	4.47	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	0.97	%(4)	1.09%	0.08%	-0.09	%(4)	0.18%	0.02%	0.94	%(4)
Ratio of expenses to average net assets excluding reimbursement	1.57	%(4)(5)	1.62	%(5)	1.74	%(5)	1.84	%(4)	2.21%	4.97%	31.77	%(4)
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.97	%(4)(5)	1.09	%(5)	0.08	%(5)	-0.23	%(4)	0.02%	-2.67%	-26.36	%(4)
Portfolio turnover rate	13%	4%	5%	1%	24%	122%	57	%(6)

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.
(6)For the 12 months ended December 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,	For the period from 9-26-01(1) to
9-30-06	2006	2005	3-31-04	2003	2002	12-31-01

Net asset value, beginning of period	$15.23	$13.54	$12.38	$11.26	$8.32	$9.61	$9.26

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.06	(0.01)	(0.02)	(0.06)	(0.05	)(2)	0.01
Net realized and unrealized gain (loss) on investments	(0.10)	2.14	1.17	1.14	3.00	(1.16)	0.62

Total from investment operations	(0.09)	2.20	1.16	1.12	2.94	(1.21)	0.63

Less distributions from:
Net investment income	(0.00)	(0.02)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.49)	(0.00)	(0.00)	(0.00)	(0.08)	(0.26)

Total distributions	(0.00)	(0.51)	(0.00)	(0.00)	(0.00)	(0.08)	(0.28)

Net asset value, end of period	$15.14	$15.23	$13.54	$12.38	$11.26	$8.32	$9.61

Total return	-0.59%	16.43%	9.37%	9.95%	35.34%	-12.62%	6.91%
Net assets, end of period (in millions)	$56	$57	$37	$12	$7	$2	$1
Ratio of expenses to average net assets including reimbursement	2.47	%(3)	2.51%	2.62%	2.52	%(3)	3.20%	2.84%	6.04	%(3)
Ratio of net investment income (loss) to average net assets including reimbursement	0.08	%(3)	0.21%	-0.86%	-1.31	%(3)	-1.13%	-0.54%	0.60	%(3)
Ratio of expenses to average net assets excluding reimbursement	2.47	%(3)(4)	2.51	%(4)	2.62	%(4)	2.67	%(3)	3.36%	5.53%	39.53	%(3)
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.08	%(3)(4)	0.21	%(4)	-0.86	%(4)	-1.46	%(3)	-1.29%	-3.23%	-32.89	%(3)
Portfolio turnover rate	13%	4%	5%	1%	24%	122%	57	%(5)

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.
(5)For the 12 months ended December 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,	For the period from 10-19-01(1) to
9-30-06	2006	2005	3-31-04	2003	2002	12-31-01

Net asset value, beginning of period	$15.16	$13.48	$12.30	$11.19	$8.26	$9.57	$9.44

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.08	(0.02)	(0.01)	(0.03)	(0.07	)(2)	0.01
Net realized and unrealized gain (loss) on investments	(0.09)	2.14	1.20	1.12	2.96	(1.16)	0.40

Total from investment operations	(0.07)	2.22	1.18	1.11	2.93	(1.23)	0.41

Less distributions from:
Net investment income	(0.00)	(0.05)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.49)	(0.00)	(0.00)	(0.00)	(0.08)	(0.26)

Total distributions	(0.00)	(0.54)	(0.00)	(0.00)	(0.00)	(0.08)	(0.28)

Net asset value, end of period	$15.09	$15.16	$13.48	$12.30	$11.19	$8.26	$9.57

Total return	-0.46%	16.70%	9.59%	9.92%	35.47%	-12.88%	4.44%
Net assets, end of period (in thousands)	$224,724	$211,242	$96,375	$23,840	$11,235	$446	$30
Ratio of expenses to average net assets including reimbursement	2.23	%(3)	2.28%	2.42%	2.35	%(3)	2.93%	3.10%	7.71	%(3)
Ratio of net investment income (loss) to average net assets including reimbursement	0.30	%(3)	0.43%	-0.62%	-1.09	%(3)	-0.83%	-0.80%	0.99	%(3)
Ratio of expenses to average net assets excluding reimbursement	2.23	%(3)(4)	2.28	%(4)	2.42	%(4)	2.50	%(3)	3.10%	5.79%	51.61	%(3)
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.30	%(3)(4)	0.43	%(4)	-0.62	%(4)	-1.23	%(3)	-1.00%	-3.49%	-42.91	%(3)
Portfolio turnover rate	13%	4%	5%	1%	24%	122%	57	%(5)

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.
(5)For the 12 months ended December 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-06		2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$15.56		$13.82	$12.58	$11.40		$9.84

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.19	0.07	(0.01)		0.02
Net realized and unrealized gain (loss) on investments	(0.10)		2.26	1.29	1.19		1.58

Total from investment operations	0.00		2.45	1.36	1.18		1.60

Less distributions from:
Net investment income	(0.00)		(0.22)	(0.12)	(0.00)		(0.04)
Capital gains	(0.00)		(0.49)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.71)	(0.12)	(0.00)		(0.04)

Net asset value, end of period	$15.56		$15.56	$13.82	$12.58		$11.40

Total return	0.00%		17.99%	10.90%	10.35%		16.28%
Net assets, end of period (in millions)	$15		$17	$10	$2		$1
Ratio of expenses to average net assets including reimbursement	1.20	%(2)	1.19%	1.20%	1.20	%(2)	1.76	%(2)
Ratio of net investment income (loss) to average net assets including reimbursement	1.35	%(2)	1.46%	0.52%	-0.32	%(2)	0.55	%(2)
Ratio of expenses to average net assets excluding reimbursement	1.43	%(2)	1.46%	1.56%	1.80	%(2)	2.09	%(2)
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.12	%(2)	1.19%	0.16%	-0.92	%(2)	0.22	%(2)
Portfolio turnover rate	13%		4%	5%	1%		24	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-06	2006	2005	3-31-04	2003	2002	2001

Net asset value, beginning of period	$15.54	$13.77	$12.54	$11.37	$8.34	$9.55	$10.07

Income (loss) from investment operations:
Net investment income (loss)	0.11	0.22	0.04	(0.01)	(0.01)	0.04	(2)	0.03
Net realized and unrealized gain (loss) on investments	(0.09)	2.23	1.32	1.18	3.10	(1.17)	(0.25)

Total from investment operations	0.02	2.45	1.36	1.17	3.09	(1.13)	(0.22)

Less distributions from:
Net investment income	(0.00)	(0.19)	(0.13)	(0.00)	(0.06)	(0.00)	(0.02)
Capital gains	(0.00)	(0.49)	(0.00)	(0.00)	(0.00)	(0.08)	(0.28)

Total distributions	(0.00)	(0.68)	(0.13)	(0.00)	(0.06)	(0.08)	(0.30)

Net asset value, end of period	$15.56	$15.54	$13.77	$12.54	$11.37	$8.34	$9.55

Total return	0.13%	18.09%	10.86%	10.29%	37.11%	-11.86%	-2.13%
Net assets, end of period (in millions)	$3	$3	$3	$3	$3	$2	$1
Ratio of expenses to average net assets including reimbursement	1.06	%(3)	1.12%	1.23%	1.26	%(3)	2.12%	1.83%	1.40%
Ratio of net investment income (loss) to average net assets including reimbursement	1.49	%(3)	1.57%	0.41%	-0.17	%(3)	-0.07%	0.47%	0.37%
Ratio of expenses to average net assets excluding reimbursement	1.06	%(3)(4)	1.12	%(4)	1.23	%(4)	1.41	%(3)	2.28%	4.52%	10.30%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.49	%(3)(4)	1.57	%(4)	0.41	%(4)	-0.32	%(3)	-0.23%	-2.22%	-8.53%
Portfolio turnover rate	13%	4%	5%	1%	24%	122%	57%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class I Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended			For the fiscal year ended		For the period from 11-5-02(2) to
	9-30-06		2006	2005	3-31-04			12-31-03		12-31-02

Net asset value, beginning of period	$15.41		$13.70		$12.49		$11.33		$8.31	$8.85

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.25	(3)	0.02		(0.01)		0.00	0.26
Net realized and unrealized gain (loss) on investments	(0.10)		2.16	(3)	1.30		1.17		3.08	(0.72)

Total from investment operations	0.01		2.41		1.32		1.16		3.08	(0.46)

Less distributions from:
Net investment income	(0.00)		(0.21)		(0.11)		(0.00)		(0.06)	(0.00)
Capital gains	(0.00)		(0.49)		(0.00)		(0.00)		(0.00)	(0.08)

Total distributions	(0.00)		(0.70)		(0.11)		(0.00)		(0.06)	(0.08)

Net asset value, end of period	$15.42		$15.41		$13.70		$12.49		$11.33	$8.31

Total return	0.07%		17.88%		10.62%		10.24%		37.12%	-5.23%
Net assets, end of period (in thousands)	$24		$24	$70		$63			$57	$42
Ratio of expenses to average net assets including reimbursement	1.16	%(4)	1.28%		1.49%		1.39	%(4)	2.03%	11.51	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	1.38	%(4)	1.20%		0.16%		-0.29	%(4)	0.03%	2.96	%(4)
Ratio of expenses to average net assets excluding reimbursement	1.16	%(4)(5)	1.28	%(5)	1.49	%(5)	1.53	%(4)	2.20%	28.44	%(4)
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.38	%(4)(5)	1.20	%(5)	0.16	%(5)	-0.44	%(4)	-0.13%	-13.97	%(4)
Portfolio turnover rate	13%		4%		5%		1%		24%	122	%(6)

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.
(5)There was no waiver of expenses during the period.
(6)For the 12 months ended December 31, 2002.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY DIVIDEND INCOME FUND

Portfolio Highlights

On September 30, 2006, Ivy Dividend Income Fund had net assets totaling $101,976,360 invested in a diversified portfolio of:

76.42%	Domestic Common Stocks
16.70%	Cash and Cash Equivalents
6.88%	Foreign Common Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund owned:

Energy Stocks	$17.11
Financial Services Stocks	$17.10
Cash and Cash Equivalents	$16.70
Consumer Nondurables Stocks	$7.67
Utilities Stocks	$7.26
Capital Goods Stocks	$6.95
Multi-Industry Stocks	$5.84
Technology Stocks	$5.03
Raw Materials Stocks	$3.47
Health Care Stocks	$3.11
Consumer Services Stocks	$2.93
Shelter Stocks	$2.81
Transportation Stocks	$2.67
Miscellaneous Stocks	$1.35

The Investments of Ivy Dividend Income Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.20%
Boeing Company (The)	18,250	$1,439,012
Goodrich Corporation	19,900	806,348
		2,245,360
Banks - 3.15%
Bank of America Corporation	37,550	2,011,553
Mellon Financial Corporation	13,750	537,625
Wells Fargo & Company	18,200	658,476
		3,207,654
Beverages - 2.24%
Diageo plc, ADR	21,500	1,527,360
PepsiCo, Inc.	11,600	757,016
		2,284,376
Business Equipment and Services - 0.78%
Genuine Parts Company	18,500	797,905

Capital Equipment - 3.17%
Caterpillar Inc.	16,550	1,088,990
Deere & Company	25,500	2,139,705
		3,228,695
Chemicals - Petroleum and Inorganic - 0.71%
du Pont (E.I.) de Nemours and Company	17,000	728,280

Chemicals - Specialty - 1.70%
Air Products and Chemicals, Inc.	26,200	1,738,894

Computers - Peripherals - 1.90%
SAP Aktiengesellschaft, ADR	39,100	1,935,450

Electrical Equipment - 0.49%
Emerson Electric Co.	5,950	498,967

Electronic Components - 0.93%
Microchip Technology Incorporated	29,400	953,001

Finance Companies - 3.20%
SLM Corporation	62,805	3,264,604

Food and Related - 0.82%
Campbell Soup Company	23,000	839,500

Health Care - Drugs - 1.15%
Pfizer Inc.	41,450	1,175,522

Health Care - General - 1.13%
Johnson & Johnson	17,800	1,155,932

Hospital Supply and Management - 0.83%
Medtronic, Inc.	18,150	842,886

Hotels and Gaming - 2.93%
Harrah's Entertainment, Inc.	16,000	1,062,880
Starwood Hotels & Resorts Worldwide, Inc.	33,600	1,921,584
		2,984,464
Household - General Products - 3.27%
Colgate-Palmolive Company	32,950	2,046,195
Procter & Gamble Company (The)	20,850	1,292,283
		3,338,478
Insurance - Life - 0.49%
Aflac Incorporated	11,000	503,360

Insurance - Property and Casualty - 3.45%
ACE Limited	9,300	508,989
Allstate Corporation (The)	21,300	1,336,149
Everest Re Group, Ltd.	5,300	516,909
St. Paul Companies, Inc. (The)	24,650	1,155,839
		3,517,886
Metal Fabrication - 1.14%
Loews Corporation, Carolina Group	21,000	1,163,190

Mining - 1.06%
Freeport-McMoRan Copper & Gold Inc., Class B	20,300	1,081,178

Multiple Industry - 5.84%
3M Company	11,350	844,667
Altria Group, Inc.	32,250	2,468,737
General Electric Company	74,750	2,638,675
		5,952,079
Non-Residential Construction - 2.15%
Fluor Corporation	28,550	2,195,210

Petroleum - International - 6.81%
Anadarko Petroleum Corporation	36,400	1,595,412
BP p.l.c., ADR	11,250	737,775
ConocoPhillips	17,519	1,042,906
Exxon Mobil Corporation	46,050	3,089,955
Marathon Oil Corporation	6,200	476,780
		6,942,828
Petroleum - Services - 10.30%
BJ Services Company	31,950	962,653
Baker Hughes Incorporated	33,950	2,315,390
Grant Prideco, Inc.*	19,200	730,176
National Oilwell Varco, Inc.*	18,500	1,083,175
Schlumberger Limited	46,800	2,903,004
Transocean Inc.*	14,400	1,054,512
Valero GP Holdings, LLC*	32,200	624,680
Weatherford International Ltd.*	19,850	828,142
		10,501,732
Railroad - 1.05%
Union Pacific Corporation	12,150	1,069,200

Real Estate Investment Trust - 2.81%
Host Hotels & Resorts, Inc.	20,571	471,693
ProLogis	18,550	1,058,463
Simon Property Group, Inc.	14,750	1,336,645
		2,866,801
Retail - General Merchandise - 0.57%
Federated Department Stores, Inc.	13,462	581,693

Security and Commodity Brokers - 6.81%
AllianceBernstein Holding L.P.	33,750	2,328,412
Chicago Mercantile Exchange Holdings Inc.	4,950	2,367,338
Legg Mason, Inc.	4,350	438,741
Morgan (J.P.) Chase & Co.	38,452	1,805,706
		6,940,197
Tobacco - 1.34%
Reynolds American Inc.	22,100	1,369,537

Trucking and Shipping - 1.62%
United Parcel Service, Inc., Class B	22,900	1,647,426

Utilities - Electric - 1.77%
Dominion Resources, Inc.	12,250	937,002
NRG Energy, Inc.*	19,100	865,230
		1,802,232
Utilities - Gas and Pipeline - 2.44%
Enbridge Inc.	29,750	960,330
Kinder Morgan, Inc.	14,550	1,525,568
		2,485,898
Utilities - Telephone - 3.05%
BellSouth Corporation	22,500	961,875
Iowa Telecommunications Services, Inc.	54,750	1,083,503
Windstream Corporation	80,550	1,062,455
		3,107,833

TOTAL COMMON STOCKS - 83.30%		$84,948,248

(Cost: $68,460,198)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 3.41%
Alcoa Incorporated,
5.4%, 10-2-06	$3,476	3,475,479

Banks - 1.96%
Wells Fargo Bank, N.A.,
5.27%, 10-18-06	2,000	2,000,000

Finance Companies - 4.31%
Preferred Receivables Funding Corp.,
5.26%, 10-19-06	1,500	1,496,055
Three Pillars Funding LLC,
5.37%, 10-2-06	2,897	2,896,568
		4,392,623
Multiple Industry - 2.93%
General Electric Capital Corporation,
5.23%, 10-27-06	3,000	2,988,668

Publishing - 2.94%
Gannett Co., Inc.,
5.26%, 10-3-06	3,000	2,999,123

Total Commercial Paper - 15.55%		15,855,893

Municipal Obligation - 0.98%
California
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.39%, 10- 4-06	1,000	1,000,000

TOTAL SHORT-TERM SECURITIES - 16.53%		$16,855,893

(Cost: $16,855,893)

TOTAL INVESTMENT SECURITIES - 99.83%		$101,804,141

(Cost: $85,316,091)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.17%		172,219

NET ASSETS - 100.00%		$101,976,360

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY DIVIDEND INCOME FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $85,316) (Notes 1 and 3)	$101,804
Cash	1
Receivables:
Fund shares sold	267
Dividends and interest	202
Prepaid and other assets	29

Total assets	102,303

LIABILITIES
Payable to Fund shareholders	178
Accrued management fee (Note 2)	57
Accrued shareholder servicing (Note 2)	30
Accrued service fee (Note 2)	28
Accrued distribution fee (Note 2)	14
Accrued accounting services fee (Note 2)	4
Other	16

Total liabilities	327

Total net assets	$101,976

NET ASSETS
Capital paid in (shares authorized - unlimited)	$84,048
Accumulated undistributed income:
Accumulated undistributed net investment income	115
Accumulated undistributed net realized gain on investment transactions	1,325
Net unrealized appreciation in value of investments	16,488

Net assets applicable to outstanding units of capital	$101,976

Net asset value per share (net assets divided by shares outstanding):
Class A	$14.62
Class B	$14.55
Class C	$14.55
Class Y	$14.62
Capital shares outstanding:
Class A	5,263
Class B	562
Class C	1,086
Class Y	72

See Notes to Financial Statements.

Statement of Operations
      IVY DIVIDEND INCOME FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $4)	$966
Interest and amortization	298
Total income	1,264
Expenses (Note 2):
Accounting services fee	24
Audit fees	10
Custodian fees	3
Distribution fee:
Class A	3
Class B	29
Class C	55
Investment management fee	322
Legal fees	–	*
Service fee:
Class A	83
Class B	10
Class C	18
Class Y	1
Shareholder servicing:
Class A	89
Class B	16
Class C	23
Class Y	1
Other	40
Total expenses	727
Net investment income	537
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	1,183
Realized net gain on swaps	326
Realized net gain on investments	1,509
Unrealized depreciation in value of investments during the period	(292)
Net gain on investments	1,217
Net increase in net assets resulting from operations	$1,754

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY DIVIDEND INCOME FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$537	$440
Realized net gain (loss) on investments	1,509	(174)
Unrealized appreciation (depreciation)	(292)	11,630

Net increase in net assets resulting from operations	1,754	11,896

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(415)	(397)
Class B	(10)	(6)
Class C	(28)	(13)
Class Y	(6)	(10)
Realized gains on investment transactions:
Class A	(–)	(98)
Class B	(–)	(14)
Class C	(–)	(25)
Class Y	(–)	(2)

	(459)	(565)

Capital share transactions (Note 5)	17,427	22,983

Total increase	18,722	34,314
NET ASSETS
Beginning of period	83,254	48,940

End of period	$101,976	$83,254

Undistributed net investment income	$115	$37

(1)See "Financial Highlights" on pages 70 - 73.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended		For the period from 6-30-03(1) to
	9-30-06		2006	2005		3-31-04		12-31-03

Net asset value, beginning of period	$14.41		$12.13		$11.07		$11.03		$10.00

Income from investment operations:
Net investment income	0.10		0.12 (2)		0.09		0.01		0.04
Net realized and unrealized gain on investments	0.20		2.30 (2)		1.10		0.04		1.03

Total from investment operations	0.30		2.42		1.19		0.05		1.07

Less distributions from:
Net investment income	(0.09)		(0.11)		(0.09)		(0.01)		(0.04)
Capital gains	(0.00)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.09)		(0.14)		(0.13)		(0.01)		(0.04)

Net asset value, end of period	$14.62		$14.41		$12.13		$11.07		$11.03

Total return(3)	2.06%		19.99%		10.78%		0.41%		10.70%
Net assets, end of period (in millions)	$77		$61		$32		$17		$16
Ratio of expenses to average net assets including voluntary expense waiver	1.38	%(4)	1.45%		1.59%		2.00	%(4)	1.11	%(4)
Ratio of net investment income to average net assets including voluntary expense waiver	1.36	%(4)	0.92%		0.94%		0.20	%(4)	1.34	%(4)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.38	%(4)(5)	1.45	%(5)	1.59	%(5)	2.40	%(4)	1.81	%(4)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	1.36	%(4)(5)	0.92	%(5)	0.94	%(5)	-0.20	%(4)	0.64	%(4)
Portfolio turnover rate	9%		15%		32%		12%		16%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended		For the period from 6-30-03(1) to
	9-30-06		2006	2005		3-31-04		12-31-03

Net asset value, beginning of period	$14.34		$12.09		$11.05		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.01		0.02		(0.02)		0.01
Net realized and unrealized gain on investments	0.20		2.28		1.06		0.04		1.03

Total from investment operations	0.23		2.29		1.08		0.02		1.04

Less distributions from:
Net investment income	(0.02)		(0.01)		(0.00)		(0.00)		(0.01)
Capital gains	(0.00)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.02)		(0.04)		(0.04)		(0.00)		(0.01)

Net asset value, end of period	$14.55		$14.34		$12.09		$11.05		$11.03

Total return	1.67%		18.94%		9.76%		0.18%		10.36%
Net assets, end of period (in millions)	$8		$7		$6		$2		$2
Ratio of expenses to average net assets including voluntary expense waiver	2.29	%(2)	2.32%		2.44%		2.99	%(2)	2.03	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.46	%(2)	0.03%		0.11%		-0.81	%(2)	0.36	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.29	%(2)(3)	2.32	%(3)	2.44	%(3)	3.39	%(2)	2.73	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	0.46	%(2)(3)	0.03	%(3)	0.11	%(3)	-1.21	%(2)	-0.34	%(2)
Portfolio turnover rate	9%		15%		32%		12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended			For the period from 6-30-03(1) to
	9-30-06		2006	2005		3-31-04			12-31-03

Net asset value, beginning of period	$14.34		$12.09		$11.05		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.01		0.01		(0.02)		0.01
Net realized and unrealized gain on investments	0.20		2.28		1.07		0.04		1.03

Total from investment operations	0.24		2.29		1.08		0.02		1.04

Less distributions from:
Net investment income	(0.03)		(0.01)		(0.00)		(0.00)		(0.01)
Capital gains	(0.00)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.03)		(0.04)		(0.04)		(0.00)		(0.01)

Net asset value, end of period	$14.55		$14.34		$12.09		$11.05		$11.03

Total return	1.66%		18.95%		9.76%		0.18%		10.38%
Net assets, end of period (in millions)	$16		$14		$10		$6		$5
Ratio of expenses to average net assets including voluntary expense waiver	2.19	%(2)	2.27%		2.42%		2.88	%(2)	1.98	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.57	%(2)	0.08%		0.10%		-0.68	%(2)	0.45	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.19	%(2)(3)	2.27	%(3)	2.42	%(3)	3.28	%(2)	2.68	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	0.57	%(2)(3)	0.08	%(3)	0.10	%(3)	-1.08	%(2)	-0.25	%(2)
Portfolio turnover rate	9%		15%		32%		12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended		For the period from 6-30-03(1) to
	9-30-06		2006		2005	3-31-04		12-31-03

Net asset value, beginning of period	$14.41		$12.13		$11.07		$11.03		$10.00

Income from investment operations:
Net investment income	0.09 (2)		0.15 (2)		0.11		0.01		0.05
Net realized and unrealized gain on investments	0.21 (2)		2.29 (2)		1.10		0.04		1.03

Total from investment operations	0.30		2.44		1.21		0.05		1.08

Less distributions from:
Net investment income	(0.09)		(0.13)		(0.11)		(0.01)		(0.05)
Capital gains	(0.00)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.09)		(0.16)		(0.15)		(0.01)		(0.05)

Net asset value, end of period	$14.62		$14.41		$12.13		$11.07		$11.03

Total return	2.11%		20.14%		10.94%		0.42%		10.78%
Net assets, end of period (in millions)	$1		$1		$1		$1		$1
Ratio of expenses to average net assets including voluntary expense waiver	1.31	%(3)	1.34%		1.44%		1.91	%(3)	1.25	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	1.36	%(3)	1.03%		1.09%		0.28	%(3)	1.08	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.31	%(3)(4)	1.34	%(4)	1.44	%(4)	2.31	%(3)	1.95	%(3)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	1.36	%(3)(4)	1.03	%(4)	1.09	%(4)	-0.12	%(3)	0.38	%(3)
Portfolio turnover rate	9%		15%		32%		12%		16%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY EUROPEAN OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2006, Ivy European Opportunities Fund had net assets totaling $370,869,093 invested in a diversified portfolio of:

95.58%	Foreign Common Stocks
4.42%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund was invested by country and by industry, respectively, as follows:

United Kingdom	$26.36
Germany	$14.99
Spain	$9.08
Italy	$8.73
Greece	$7.80
France	$5.94
Other Europe	$5.67
Austria	$5.53
Norway	$5.03
Cash and Cash Equivalents	$4.42
Other	$3.51
Netherlands	$2.94

Financial Services Stocks	$29.04
Capital Goods Stocks	$12.46
Utilities Stocks	$10.22
Consumer Nondurables Stocks	$9.94
Energy Stocks	$9.23
Miscellaneous Stocks	$6.91
Retail Stocks	$6.70
Cash and Cash Equivalents	$4.42
Multi-Industry Stocks	$3.24
Transportation Stocks	$2.92
Consumer Durables Stocks	$2.61
Consumer Services Stocks	$2.31

The Investments of Ivy European Opportunities Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Argentina - 1.18%
NDS Group plc, ADR*	100,000	$4,397,000

Austria - 5.53%
AGRANA Beteiligungs-AG (A)	36,000	3,638,757
OMV Aktiengesellschaft (A)	180,000	9,326,283
Telekom Austria Aktiengesellschaft (A)	138,000	3,482,330
Wienerberger AG (A)	86,000	4,061,120
		20,508,490
Bermuda - 2.33%
SeaDrill Limited (A)*	659,611	8,651,166

France - 5.94%
Amboise Investissement (A)*	76,021	1,041,106
Compagnie Generale des Etablissements Michelin, Class B (A)	53,000	3,884,556
France Telecom (A)	360,000	8,262,639
Sanofi-Aventis (A)	52,534	4,676,439
Technip-Coflexip (A)	73,000	4,148,895
		22,013,635
Germany - 14.99%
Commerzbank Aktiengesellschaft (A)	314,903	10,669,670
Deutsche Post AG (A)	320,000	8,391,474
Hypo Real Estate Holding AG (A)	159,825	9,967,149
KARSTADT QUELLE Aktiengesellschaft (A)*	177,313	4,233,783
Pfleiderer Ag, Registered Shares (A)	425,982	10,273,998
SAP Aktiengesellschaft (A)	18,654	3,701,894
SGL Carbon AG (A)*	108,370	2,088,769
Siemens AG (A)	72,000	6,282,345
		55,609,082
Greece - 7.80%
Alpha Bank (A)	249,113	6,646,299
Coca-Cola Hellenic Bottling Company S.A. (A)	223,867	7,715,734
National Bank of Greece S.A. (A)	222,519	9,576,717
Titan Cement Company S.A. (A)	105,000	4,976,985
		28,915,735
Ireland - 1.76%
CRH public limited company (A)	193,000	6,531,961

Italy - 8.73%
AZIMUT HOLDING S.P.A. (A)	567,000	6,470,879
ENEL S.p.A. (A)	1,166,792	10,645,399
Eni S.p.A. (A)	125,000	3,704,303
Geox S.p.A. (A)(B)	200,000	2,490,458
Sanpaolo Imi SpA (A)	189,500	4,000,932
UniCredito Italiano S.p.A. (A)	610,000	5,062,642
		32,374,613
Luxembourg - 1.38%
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	340,922	5,114,197

Netherlands - 2.94%
Aalberts Industries N.V. (A)	74,000	5,484,714
Trader Media East Limited, GDR*	301,000	2,347,800
Univar N.V. (A)	72,894	3,054,928
		10,887,442
Norway - 5.03%
Bergesen Worldwide Offshore Limited (A)*	679,878	2,448,002
Prosafe ASA (A)	54,771	3,356,786
Sinvest ASA (A)*	214,000	3,754,328
Statoil ASA (A)	385,000	9,099,110
		18,658,226
Spain - 9.08%
Altadis, S.A. (A)	193,581	9,190,440
Banco Bilbao Vizcaya Argentaria, S.A. (A)	323,800	7,493,374
Banco Santander Central Hispano, S.A. (A)	476,647	7,537,044
Enagas, S.A. (A)	89,843	2,177,121
Telefonica, S.A. (A)	420,000	7,280,405
		33,678,384
Sweden - 1.13%
Investor AB, B Shares (A)	201,317	4,189,440

Switzerland - 1.40%
Lonza Group Ltd, Registered Shares (A)	75,000	5,194,130

United Kingdom - 26.36%
Admiral Group Plc (A)	295,574	4,587,819
Aurora Russia Limited (A)*	970,000	1,580,071
Enterprise Inns plc (A)	160,000	3,160,516
Evolution Group Plc (The) (A)	2,592,416	6,771,182
Halfords Group Plc (A)	921,998	5,791,727
IP Group plc (A)*	1,619,705	4,306,355
ITV plc (A)	1,896,320	3,435,169
Imperial Tobacco Group PLC (A)	230,000	7,665,375
Interserve Plc (A)	194,500	1,311,015
Investec plc (A)	540,000	5,303,039
Man Group plc (A)	642,000	5,385,160
Old Mutual plc (A)	1,850,000	5,801,925
Omega International Group PLC (A)	270,000	1,592,428
Persimmon plc (A)	100,000	2,505,196
Premier Brands Foods plc (A)	918,000	4,567,741
Punch Taverns plc (A)	318,368	5,779,134
Regal Petroleum plc (A)*	667,000	1,929,478
Regal Petroleum plc (A)(B)*	1,050,000	3,037,409
Royal Bank of Scotland Group plc (The) (A)	159,950	5,507,462
tesco plc (A)	800,000	5,392,350
Travis Perkins plc (A)	194,276	6,314,725
Vodafone Group Plc (A)	2,633,967	6,028,993
		97,754,269

TOTAL COMMON STOCKS - 95.58%		$354,477,770

(Cost: $285,917,958)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper - 1.80%
Banks
Rabobank USA Financial Corp. (Rabobank Nederland),
5.35%, 10-2-06	$9,256	9,254,625

Other Government Security - 2.50%
Supranational
Central American Bank for Economic Integration (Barclays Bank PLC),
5.25%, 10-24-06	6,700	6,677,527

TOTAL SHORT-TERM SECURITIES - 4.30%		$15,932,152

(Cost: $15,932,152)

TOTAL INVESTMENT SECURITIES - 99.88%		$370,409,922

(Cost: $301,850,110)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.12%		459,171

NET ASSETS - 100.00%		$370,869,093

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $5,527,867or 1.49% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY EUROPEAN OPPORTUNITIES FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $301,850) (Notes 1 and 3)	$370,410
Receivables:
Fund shares sold	1,233
Dividends and interest	471
Investment securities sold	428
Prepaid and other assets	40

Total assets	372,582

LIABILITIES
Payable to Fund shareholders	714
Accrued management fee (Note 2)	285
Due to custodian	231
Accrued service fee (Note 2)	131
Accrued shareholder servicing (Note 2)	125
Accrued distribution fee (Note 2)	57
Payable for investment securities purchased	52
Accrued accounting services fee (Note 2)	8
Accrued administrative fee (Note 2)	3
Other	107

Total liabilities	1,713

Total net assets	$370,869

NET ASSETS
Capital paid in (shares authorized - unlimited)	$316,440
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	3,091
Accumulated undistributed net realized loss on investment transactions	(17,222)
Net unrealized appreciation in value of investments	68,560

Net assets applicable to outstanding units of capital	$370,869

Net asset value per share (net assets divided by shares outstanding):
Class A	$34.18
Class B	$32.85
Class C	$32.98
Class Y	$34.23
Advisor Class	$34.57
Capital shares outstanding:
Class A	7,931
Class B	1,284
Class C	1,556
Class Y	124
Advisor Class	60

See Notes to Financial Statements.

Statement of Operations
      IVY EUROPEAN OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $706)	$5,856
Interest and amortization	380

Total income	6,236

Expenses (Note 2):
Accounting services fee	40
Administrative fee	17
Audit fees	22
Custodian fees	60
Distribution fee:
Class A	14
Class B	160
Class C	191
Class Y	–	*
Investment management fee	1,681
Service fee:
Class A	301
Class B	56
Class C	67
Class Y	5
Shareholder servicing:
Class A	409
Class B	71
Class C	68
Class Y	4
Advisor Class	1
Other	107

Total expenses	3,274

Net investment income	2,962

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	14,361
Realized net gain on foreign currency transactions	155

Realized net gain on investments	14,516
Unrealized depreciation in value of investments during the period	(11,921)

Net gain on investments	2,595

Net increase in net assets resulting from operations	$5,557

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY EUROPEAN OPPORTUNITIES FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,962	$503
Realized net gain on investments	14,516	28,234
Unrealized appreciation (depreciation)	(11,921)	24,816

Net increase in net assets resulting from operations	5,557	53,553

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(–)	(1,364)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(28)
Advisor Class	(–)	(36)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)
Advisor Class	(–)	(–)

	(–)	(1,428)

Capital share transactions (Note 5)	29,377	20,922

Total increase	34,934	73,047
NET ASSETS
Beginning of period	335,935	262,888

End of period	$370,869	$335,935

Undistributed net investment income (loss)	$3,091	$(26)

(1)See "Financial Highlights" on pages 82 - 86.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003	2002			2001

Net asset value, beginning of period	$33.58		$28.31		$22.30		$19.89		$13.20		$13.65		$17.25

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.10		(0.03)		(0.03)		0.02		0.01	(1)	(0.08)
Net realized and unrealized gain (loss) on investments	0.31		5.37		6.05		2.44		6.71		(0.46	) (2)	(3.49	)(2)

Total from investment operations	0.60		5.47		6.02		2.41		6.73		(0.45)		(3.57)

Less distributions from:
Net investment income	(0.00)		(0.20)		(0.01)		(0.00)		(0.04)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.03)

Total distributions	(0.00)		(0.20)		(0.01)		(0.00)		(0.04)		(0.00)		(0.03)

Net asset value, end of period	$34.18		$33.58		$28.31		$22.30		$19.89		$13.20		$13.65

Total return(3)	1.79%		19.41%		27.02%		12.12%		51.02%		-3.30	%(2)	-20.67	%(2)
Net assets, end of period (in millions)	$271		$235		$170		$79		$38		$20		$31
Ratio of expenses to average net assets including reimbursement	1.68	%(4)	1.72%		1.79%		1.72	%(4)	2.26%		2.15%		2.15%
Ratio of net investment income (loss) to average net assets including reimbursement	1.85	%(4)	0.35%		-0.07%		-0.61	%(4)	0.18%		0.06%		-0.44%
Ratio of expenses to average net assets excluding reimbursement	1.68	%(4)(5)	1.72	%(5)	1.79	%(5)	1.72	%(4)(5)	2.26	%(5)	2.15	%(5)	2.17%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.85	%(4)(5)	0.35	%(5)	-0.07	%(5)	-0.61	%(4)(5)	0.18	%(5)	0.06	%(5)	-0.46%
Portfolio turnover rate	18%		62%		63%		31%		123%		69%		66%

(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003	2002		2001

Net asset value, beginning of period	$32.40		$27.32		$21.66		$19.36		$12.93		$13.54		$17.26

Income (loss) from investment operations:
Net investment income (loss)	0.19		(0.11)		(0.17)		(0.09)		(0.07)		(0.10	)(1)	(0.20)
Net realized and unrealized gain (loss) on investments	0.26		5.19		5.83		2.39		6.50		(0.51)		(3.49)

Total from investment operations	0.45		5.08		5.66		2.30		6.43		(0.61)		(3.69)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.03)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.03)

Net asset value, end of period	$32.85		$32.40		$27.32		$21.66		$19.36		$12.93		$13.54

Total return	1.39%		18.59%		26.13%		11.88%		49.73%	-4.51%		-21.35%
Net assets, end of period (in millions)	$42		$44		$40		$32		$29		$25		$34
Ratio of expenses to average net assets including reimbursement	2.45	%(2)	2.45%		2.53%		2.58	%(2)	3.00%		2.92%		2.89%
Ratio of net investment income (loss) to average net assets including reimbursement	1.18	%(2)	-0.30%		-0.73%		-1.57	%(2)	-0.47%		-0.70%		-1.18%
Ratio of expenses to average net assets excluding reimbursement	2.45	%(2)(3)	2.45	%(3)	2.53	%(3)	2.58	%(2)(3)	3.00	%(3)	2.92	%(3)	2.91%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.18	%(2)(3)	-0.30	%(3)	-0.73	%(3)	-1.57	%(2)(3)	-0.47	%(3)	-0.70	%(3)	-1.20%
Portfolio turnover rate	18%		62%		63%		31%		123%		69%		66%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003	2002		2001

Net asset value, beginning of period	$32.52		$27.42		$21.74		$19.43		$12.98		$13.59		$17.32

Income (loss) from investment operations:
Net investment income (loss)	0.20		(0.09)		(0.14)		(0.08)		(0.07)		(0.10	)(1)	(0.22)
Net realized and unrealized gain (loss) on investments	0.26		5.19		5.82		2.39		6.52		(0.51)		(3.48)

Total from investment operations	0.46		5.10		5.68		2.31		6.45		(0.61)		(3.70)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.03)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.03)

Net asset value, end of period	$32.98		$32.52		$27.42		$21.74		$19.43		$12.98		$13.59

Total return	1.44%		18.60%		26.13%		11.89%		49.69%	-4.49%		-21.32%
Net assets, end of period (in millions)	$52		$51		$45		$27		$23		$19		$25
Ratio of expenses to average net assets including reimbursement	2.37	%(2)	2.42%		2.51%		2.56	%(2)	2.98%		2.92%		2.91%
Ratio of net investment income (loss) to average net assets including reimbursement	1.23	%(2)	-0.29%		-0.79%		-1.54	%(2)	-0.43%		-0.70%		-1.20%
Ratio of expenses to average net assets excluding reimbursement	2.37	%(2)(3)	2.42	%(3)	2.51	%(3)	2.56	%(2)(3)	2.98	%(3)	2.92	%(3)	2.93%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.23	%(2)(3)	-0.29	%(3)	-0.79	%(3)	-1.54	%(2)(3)	-0.43	%(3)	-0.70	%(3)	-1.22%
Portfolio turnover rate	18%		62%		63%		31%		123%		69%		66%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-06		2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$33.60		$28.33	$22.30	$19.89		$14.88

Income (loss) from investment operations:
Net investment income (loss)	0.36		0.18	0.09	(0.02)		(0.04)
Net realized and unrealized gain on investments	0.27		5.34	6.00	2.43		5.12

Total from investment operations	0.63		5.52	6.09	2.41		5.08

Less distributions from:
Net investment income	(0.00)		(0.25)	(0.06)	(0.00)		(0.07)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.25)	(0.06)	(0.00)		(0.07)

Net asset value, end of period	$34.23		$33.60	$28.33	$22.30		$19.89

Total return	1.88%		19.60%	27.32%	12.12%		34.14%
Net assets, end of period (in millions)	$4		$4	$4	$4		$3
Ratio of expenses to average net assets	1.48	%(2)	1.55%	1.61%	1.75	%(2)	1.51	%(2)
Ratio of net investment income (loss) to average net assets	2.15	%(2)	0.60%	0.53%	-0.71	%(2)	-0.58	%(2)
Portfolio turnover rate	18%		62%	63%	31%		123	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003	2002		2001

Net asset value, beginning of period	$33.88		$28.55		$22.48		$20.03		$13.34		$13.80		$17.39

Income (loss) from investment operations:
Net investment income (loss)	0.71		0.35	(2)	0.21		(0.01)		0.24		0.06	(2)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.02)		5.32	(2)	5.99		2.46		6.58		(0.52)		(3.54)

Total from investment operations	0.69		5.67		6.20		2.45		6.82		(0.46)		(3.56)

Less distributions from:
Net investment income	(0.00)		(0.34)		(0.13)		(0.00)		(0.13)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.03)

Total distributions	(0.00)		(0.34)		(0.13)		(0.00)		(0.13)		(0.00)		(0.03)

Net asset value, end of period	$34.57		$33.88		$28.55		$22.48		$20.03		$13.34		$13.80

Total return	2.04%		20.00%		27.64%		12.23%		51.12%		-3.33%	-20.44%
Net assets, end of period (in millions)	$2		$2		$4		$4		$4		$6		$9
Ratio of expenses to average net assets including reimbursement	1.23	%(3)	1.25%		1.36%		1.41	%(3)	1.96%		1.81%		1.72%
Ratio of net investment income (loss) to average net assets including reimbursement	2.50	%(3)	1.13%		0.51%		-0.41	%(3)	1.02%		0.40%		0.00%
Ratio of expenses to average net assets excluding reimbursement	1.23	%(3)(4)	1.25	%(4)	1.36	%(4)	1.41	%(3)(4)	1.96	%(4)	1.81	%(4)	1.74%
Ratio of net investment income (loss) to average net assets excluding reimbursement	2.50	%(3)(4)	1.13	%(4)	0.51	%(4)	-0.41	%(3)(4)	1.02	%(4)	0.40	%(4)	-0.02%
Portfolio turnover rate	18%		62%		63%		31%		123%		69%		66%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF
IVY GLOBAL NATURAL RESOURCES FUND

Portfolio Highlights

On September 30, 2006, Ivy Global Natural Resources Fund had net assets totaling $3,946,862,021 invested in a diversified portfolio of:

44.93%	Foreign Common Stocks
38.45%	Domestic Common Stocks
16.62%	Cash and Cash Equivalents, Corporate Debt Security and Unrealized Gain on Open Forward Currency Contracts

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund was invested by country and by industry, respectively, as follows:

United States	$38.45
Cash and Cash Equivalents, Corporate Debt Security and Unrealized Gain on Open Forward Currency Contracts	$16.62
Brazil	$13.24
Canada	$10.58
Cayman Islands	$5.00
South Africa	$3.51
Thailand	$3.41
Europe	$2.69
Other Pacific Basin	$2.39
Other North America	$2.10
Other	$2.01

Raw Materials Stocks	$35.36
Energy Stocks	$31.13
Cash and Cash Equivalents, Corporate Debt Security and Unrealized Gain on Open Forward Currency Contracts	$16.62
Miscellaneous Stocks	$9.24
Shelter Stocks	$3.91
Capital Goods Stocks	$3.74

The Investments of Ivy Global Natural Resources Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Australia - 1.20%
Lihir Gold Limited (A)*	20,500,000	$44,155,350
Sino Gold Limited (A)*	1,086,900	3,402,284
		47,557,634
Bermuda - 1.16%
China Gas Holdings Limited (A)	145,001,000	23,823,594
Tsakos Energy Navigation Limited	114,900	5,124,540
Weatherford International Ltd.*	400,000	16,688,000
		45,636,134
Brazil - 13.24%
Aracruz Celulose S.A., ADR	779,300	38,785,761
Arcelor Brasil S.A. (A)	700,000	12,307,869
Bradespar S.A. (A)	850,000	28,420,641
CPFL Energia S.A., ADR	250,000	9,607,500
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	850,000	25,585,000
Companhia Energetica de Minas Gerais - CEMIG, ADR	820,600	32,208,550
Companhia Siderurgica Nacional (A)	1,414,800	40,180,242
Companhia Siderurgica Nacional, ADR	1,800,000	51,174,000
Companhia Vale do Rio Doce, ADR	5,600,000	120,736,000
Companhia Vale do Rio Doce, Class A (A)	699,550	12,933,776
Cosan S.A. Industria e Comercio (A)*	995,000	16,131,054
Petroleo Brasileiro S.A. - Petrobras, ADR	225,000	18,861,750
Suzano Bahia Sul Papel E Celulose S.A. (A)	10,525,000	73,335,671
Votorantim Celulose e Papel S.A. (A)	750,000	12,676,494
Votorantim Celulose e Papel S.A., ADR	1,750,000	29,645,000
		522,589,308
Canada - 10.58%
Agnico-Eagle Mines Limited (A)	488,400	15,122,813
Barrick Gold Corporation (A)	5,000,000	153,567,435
Breaker Energy Ltd., Class A (A)*	2,300,000	12,346,231
Cambior Inc. (A)*	14,850,000	52,079,624
Canadian National Railway Company (A)	100,000	4,182,510
Crew Energy Inc. (A)*	1,050,000	11,141,132
Eldorado Gold Corporation (A)*	4,000,000	17,356,296
Ferus Gas Industries Trust (A)(B)(C)*	615,000	1,925,744
Highpine Oil & Gas Limited (A)*	400,000	6,080,072
IAMGOLD Corporation (A)	2,850,000	24,095,281
Kinross Gold Corporation (A)*	5,200,000	65,084,321
Pason Systems Inc. (A)	993,600	14,027,294
Pure Energy Services Ltd. (A)(B)*	481,500	6,526,258
Savanna Energy Services Corp. (A)*	500,000	8,186,088
Trican Well Service Ltd. (A)	1,200,000	20,215,612
zed.i solutions inc. (A)*	4,000,000	4,151,197
zed.i solutions inc. (A)(B)*	1,300,000	1,349,139
		417,437,047
Cayman Islands - 5.00%
Apex Silver Mines Limited*	2,492,500	41,525,050
Noble Corporation	2,100,000	134,778,000
Transocean Inc.*	290,000	21,236,700
		197,539,750
France - 0.26%
L'Air Liquide S.A. (A)*	50,000	10,201,494

Germany - 0.91%
Siemens AG (A)	175,000	15,269,588
Wacker Chemie AG (A)*	175,000	20,637,577
		35,907,165
Japan - 0.11%
Sumitomo Titanium Corporation (A)	36,000	4,281,905

Mexico - 2.10%
Cemex, S.A. de C.V., ADR*	2,750,000	82,720,000

Peru - 0.85%
Compania de Minas Buenaventura S.A.A., ADR	1,250,000	33,750,000

South Africa - 3.51%
Gold Fields Limited, ADR	6,000,000	107,040,000
Impala Platinum Holdings Limited (A)	139,500	23,014,925
Mvelaphanda Resources Limited (A)*	2,000,000	8,666,346
		138,721,271
South Korea - 1.08%
GS Holdings Corp. (A)	1,215,940	42,533,806

Thailand - 3.41%
Banpu Public Company Limited, Registered Shares (A)	3,292,800	12,797,785
PTT Public Company Limited (A)	13,200,000	75,900,439
Rayong Refinery Public Company Limited (A)*	15,000,000	7,626,780
Thai Oil Public Company Limited (A)	24,000,000	38,333,555
		134,658,559
United Kingdom - 1.52%
Randgold Resources Limited, ADR*	2,230,900	45,454,587
Titanium Resources Group Ltd. (A)*	12,404,200	14,399,453
		59,854,040
United States - 38.45%
Air Products and Chemicals, Inc.	1,900,000	126,103,000
Alpha Natural Resources, Inc.*	2,402,800	37,868,128
Applied Materials, Inc.	500,000	8,860,000
Arch Coal, Inc.	4,000,000	115,640,000
Atwood Oceanics, Inc.*	1,200,000	53,964,000
Aventine Renewable Energy Holdings, Inc.*	760,231	16,261,341
Avery Dennison Corporation	375,000	22,563,750
Baker Hughes Incorporated	1,150,000	78,430,000
Bunge Limited	1,100,000	63,745,000
CONSOL Energy Inc.	1,000,000	31,730,000
Cameron International Corporation*	850,000	41,063,500
Celanese Corporation, Series A	1,815,400	32,495,660
ConocoPhillips	500,000	29,765,000
Diamond Offshore Drilling, Inc.	1,000,000	72,370,000
Exxon Mobil Corporation	600,000	40,260,000
Foundation Coal Holdings, Inc.	1,000,000	32,370,000
GlobalSanteFe Corporation	1,500,000	74,985,000
Grant Prideco, Inc.*	1,113,700	42,354,011
Helmerich & Payne, Inc.	750,000	17,272,500
Hexcel Corporation*	2,000,000	28,300,000
Horizon Offshore, Inc.*	400,000	6,836,000
iShares Silver Trust*	150,000	17,176,500
MEMC Electronic Materials, Inc.*	1,000,000	36,630,000
Nalco Holdings LLC*	1,500,000	27,780,000
Peabody Energy Corporation	2,200,000	80,916,000
Praxair, Inc.	1,500,000	88,740,000
Rohm and Haas Company	1,100,000	52,085,000
Smith International, Inc.	2,400,000	93,120,000
streetTRACKS Gold Trust*	350,000	20,804,000
Valero Energy Corporation	2,000,000	102,940,000
VeraSun Energy Corporation*	1,500,000	24,075,000
		1,517,503,390

TOTAL COMMON STOCKS - 83.38%		$3,290,891,503

(Cost: $2,966,790,614)

CORPORATE DEBT SECURITY - 0.13%	Principal Amount in Thousands

Brazil
Bahia Sul Celulose S.A.,
0.0%, 12-1-12 (B)(D)	BRL10,692	$5,280,992
(Cost: $5,312,130)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.01%	Face Amount in Thousands

Brazilian Real, 10-18-06 (D)	BRL31,600	(532,783)
Brazilian Real, 11-22-06 (D)	73,000	248,336
Canadian Dollar, 10-18-06 (D)	CAD168,500	(1,962,324)
Canadian Dollar, 11-22-06 (D)	225,000	476,717
South African Rand, 10-18-06 (D)	ZAR124,440	928,655
South African Rand, 11-22-06 (D)	60,300	787,703
South African Rand, 12-13-06 (D)	70,000	627,788
		$574,092

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 0.25%
Banks
Wells Fargo Bank, N.A.,
5.27%, 10-18-06	$10,000	10,000,000

Commercial Paper
Banks - 1.03%
LaSalle Bank Corporation,
5.23%, 10-23-06	20,000	19,936,078
Rabobank USA Financial Corp. (Rabobank Nederland),
5.35%, 10-2-06	20,546	20,542,947
		40,479,025
Beverages - 1.18%
Anheuser-Busch Companies, Inc.,
5.3%, 10-2-06	15,000	14,997,792
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.25%, 10-12-06	31,500	31,449,469
		46,447,261
Capital Equipment - 0.63%
Caterpillar Financial Services Corp.,
5.19%, 10-2-06	25,000	24,996,396

Finance Companies - 1.33%
Ciesco, LLC,
5.35%, 10-2-06	8,520	8,518,734
Kitty Hawk Funding Corp.,
5.26%, 10-3-06	10,000	9,997,078
Preferred Receivables Funding Corp.,
5.27%, 10-25-06	10,000	9,964,867
Prudential Funding LLC,
5.23%, 10- 4-06	17,000	16,992,591
Three Pillars Funding LLC,
5.26%, 10-20-06	7,000	6,980,567
		52,453,837
Food and Related - 0.35%
Nestle Capital Corp.,
5.225%, 10-3-06	13,889	13,884,968

Forest and Paper Products - 1.01%
Kimberly-Clark Worldwide Inc.,
5.2%, 10-17-06	40,000	39,907,556

Health Care - Drugs - 1.14%
Alcon Capital Corporation (Nestle S.A.):
5.23%, 10-5-06	30,000	29,982,567
5.22%, 10-11-06	15,000	14,978,250
		44,960,817
Household - General Products - 0.77%
Colgate-Palmolive Company,
5.2%, 10-18-06	30,545	30,469,995

Mining - 0.25%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.27%, 10-11-06	10,000	9,985,361

Motor Vehicles- 0.17%
Harley-Davidson Funding Corp.,
5.21%, 10-26-06	7,000	6,974,674
Multiple Industry - 0.91%
Honeywell International Inc.,
5.26%, 10-3-06	16,000	15,995,324
Scripps (E.W.) Co.,
5.23%, 10-17-06	20,000	19,953,511
		35,948,835
Petroleum - International - 0.99%
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
5.22%, 10-3-06	25,000	24,992,750
5.21%, 10-30-06	13,900	13,841,663
		38,834,413
Publishing - 0.50%
Gannett Co., Inc.,
5.22%, 10-11-06	19,800	19,771,290

Retail - General Merchandise - 1.77%
Target Corporation,
5.21%, 10-10-06	15,000	14,980,462
Wal-Mart Stores, Inc.,
5.2%, 10-11-06	55,000	54,920,555
		69,901,017
Retail - Specialty Stores - 1.43%
Home Depot, Inc. (The):
5.36%, 10-2-06	38,217	38,211,310
5.21%, 10-18-06	18,057	18,012,575
		56,223,885
Security and Commodity Brokers - 1.23%
American Express Credit Corp.,
5.23%, 10-30-06	25,000	24,894,674
UBS Finance Delaware LLC (UBS AG),
5.34%, 10-2-06	23,647	23,643,492
		48,538,166
Trucking and Shipping - 0.38%
United Parcel Service Inc.,
5.18%, 10-13-06	15,000	14,974,100

Utilities - Telephone - 0.89%
BellSouth Corporation:
5.24%, 10-10-06	20,000	19,973,800
5.25%, 10-12-06	15,000	14,975,938
		34,949,738

Total Commercial Paper - 15.96%		629,701,334

Commercial Paper (backed by irrevocable bank letter of credit)
Food and Related - 0.31%
COFCO Capital Corp. (Rabobank Nederland),
5.26%, 10-18-06	12,000	11,970,193

Multiple Industry - 0.30%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.27%, 10-20-06	12,000	11,966,623

Total Commercial Paper (backed by irrevocable bank letter of credit) - 0.61%		23,936,816

Municipal Obligation - 0.06%
Kansas
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
5.4%, 10-2-06	2,445	2,445,000

TOTAL SHORT-TERM SECURITIES - 16.88%		$666,083,150

(Cost: $666,083,150)

TOTAL INVESTMENT SECURITIES - 100.40%		$3,962,829,737

(Cost: $3,638,185,894)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.40%)		(15,967,716)

NET ASSETS - 100.00%		$3,946,862,021

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $15,082,133 or 0.38% of net assets.
(C)Security valued in good faith by the Valuation Committee appointed by the Board of Trustees.
(D)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY GLOBAL NATURAL RESOURCES FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $3,638,186) (Notes 1 and 3)	$3,962,830
Cash	2,956
Cash denominated in foreign currencies (cost - $11,908)	12,249
Receivables:
Fund shares sold	14,696
Investment securities sold	8,745
Dividends and interest	5,313
Prepaid and other assets	126

Total assets	4,006,915

LIABILITIES
Payable for investment securities purchased	49,154
Payable to Fund shareholders	3,739
Accrued management fee (Note 2)	2,700
Accrued service fee (Note 2)	1,851
Accrued shareholder servicing (Note 2)	784
Accrued distribution fee (Note 2)	707
Accrued accounting services fee (Note 2)	14
Accrued administrative fee (Note 2)	8
Other	1,096

Total liabilities	60,053

Total net assets	$3,946,862

NET ASSETS
Capital paid in (shares authorized - unlimited)	$3,144,955
Accumulated undistributed income:
Accumulated undistributed net investment income	20,419
Accumulated undistributed net realized gain on investment transactions	456,890
Net unrealized appreciation in value of investments	324,598

Net assets applicable to outstanding units of capital	$3,946,862

Net asset value per share (net assets divided by shares outstanding):
Class A	$29.84
Class B	$28.18
Class C	$27.66
Class Y	$30.00
Class R	$29.77
Advisor Class	$29.67
Capital shares outstanding:
Class A	88,421
Class B	8,346
Class C	32,672
Class Y	5,620
Class R	28
Advisor Class	10

See Notes to Financial Statements.

Statement of Operations
      IVY GLOBAL NATURAL RESOURCES FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1,823)	$30,272
Interest and amortization	10,684

Total income	40,956

Expenses (Note 2):
Accounting services fee	84
Administrative fee	51
Audit fees	26
Custodian fees	337
Distribution fee:
Class A	137
Class B	899
Class C	3,376
Class Y	4
Class R	–	*
Investment management fee	16,210
Legal fees	9
Service fee:
Class A	3,118
Class B	313
Class C	1,125
Class Y	194
Class R	–	*
Shareholder servicing:
Class A	2,440
Class B	295
Class C	754
Class Y	121
Class R	–	*
Advisor Class	–	*
Other	790

Total	30,283
Less expenses in excess of voluntary limit (Note 2)	(68)

Total expenses	30,215

Net investment income	10,741

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	$319,298
Realized net loss on forward currency contracts	(2,080)
Realized net loss on foreign currency transactions	(726)

Realized net gain on investments	316,492

Unrealized depreciation in value of securities during the period	(390,985)
Unrealized depreciation in value of forward currency contracts during the period	(2,578)
Unrealized depreciation in value of foreign currency exchange during the period	(152)

Unrealized depreciation in value of investments during the period	(393,715)

Net loss on investments	(77,223)

Net decrease in net assets resulting from operations	$(66,482)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY GLOBAL NATURAL RESOURCES FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$10,741	$12,286
Realized net gain on investments	316,492	193,237
Unrealized appreciation (depreciation)	(393,715)	598,047

Net increase (decrease) in net assets resulting from operations	(66,482)	803,570

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)
Class R	(–)	(–)
Advisor Class	(–)	(–)
Realized gains on investment transactions:
Class A	(–)	(88,621)
Class B	(–)	(10,090)
Class C	(–)	(33,629)
Class Y	(–)	(3,474)
Class R	(–)	(–)
Advisor Class	(–)	(18)

	(–)	(135,832)

Capital share transactions (Note 5)	529,819	1,476,705

Total increase	463,337	2,144,443
NET ASSETS
Beginning of period	3,483,525	1,339,082

End of period	$3,946,862	$3,483,525

Undistributed net investment income	$20,419	$10,404

(1)See "Financial Highlights" on pages 100 - 105.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003	2002			2001

Net asset value, beginning of period	$30.13		$22.65		$17.63		$16.69		$11.50		$11.05		$9.74

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.12		(0.04)		0.03		0.10		(0.11	)(1)	0.04 (1)
Net realized and unrealized gain (loss) on investments	(0.39)		8.88		5.06		0.91		5.14		0.63	(2)	1.45

Total from investment operations	(0.29)		9.00		5.02		0.94		5.24		0.52		1.49

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)*		(0.00)		(0.05)		(0.00)		(0.18)
Capital gains	(0.00)		(1.52)		(0.00)		(0.00)		(0.00)		(0.07)		(0.00)

Total distributions	(0.00)		(1.52)		(0.00)*		(0.00)		(0.05)		(0.07)		(0.18)

Net asset value, end of period	$29.84		$30.13		$22.65		$17.63		$16.69		$11.50		$11.05

Total return(3)	-0.96%		40.76%		28.50%		5.63%		45.61%		4.66	%(2)	15.40%
Net assets, end of period (in millions)	$2,638		$2,343	$895			$192		$95	$17			$8
Ratio of expenses to average net assets including reimbursement	1.34	%(4)	1.40%		1.55%		1.65	%(4)	1.89%		2.22%		2.25%
Ratio of net investment income (loss) to average net assets including reimbursement	0.76	%(4)	0.73%		-0.52%		-0.80	%(4)	-0.66%		-0.91%		0.38%
Ratio of expenses to average net assets excluding reimbursement	1.34	%(4)(5)	1.40	%(5)	1.55	%(5)	1.65	%(4)(5)	1.89	%(5)	2.38%		3.71%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.76	%(4)(5)	0.73	%(5)	-0.52	%(5)	-0.80	%(4)(5)	-0.66	%(5)	-1.07%		-1.08%
Portfolio turnover rate	65%		104%		110%		29%		58%		67%		169%

*Not shown due to rounding.

(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003	2002			2001

Net asset value, beginning of period	$28.57		$21.72		$17.04		$16.16		$11.19		$10.81		$9.56

Income (loss) from investment operations:
Net investment income (loss)	0.00		0.03		(0.04)		(0.01)		(0.06)		(0.19	)(1)	(0.02	)(1)
Net realized and unrealized gain (loss) on investments	(0.39)		8.34		4.72		0.89		5.03		0.57		1.42

Total from investment operations	(0.39)		8.37		4.68		0.88		4.97		0.38		1.40

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.15)
Capital gains	(0.00)		(1.52)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(1.52)		(0.00)		(0.00)		(0.00)		(0.00)		(0.15)

Net asset value, end of period	$28.18		$28.57		$21.72		$17.04		$16.16		$11.19		$10.81

Total return	-1.36%		39.59%		27.46%		5.45%		44.42%		3.52%		14.73%
Net assets, end of period (in millions)	$235		$223	$110			$30		$21	$9			$5
Ratio of expenses to average net assets including reimbursement	2.14	%(2)	2.23%		2.39%		2.42	%(2)	2.90%		2.93%		2.87%
Ratio of net investment loss to average net assets including reimbursement	-0.04	%(2)	-0.10%		-1.35%		-1.59	%(2)	-1.54%		-1.62%		-0.24%
Ratio of expenses to average net assets excluding reimbursement	2.14	%(2)(3)	2.23	%(3)	2.39	%(3)	2.42	%(2)(3)	2.90	%(3)	3.09%		4.33%
Ratio of net investment loss to average net assets excluding reimbursement	-0.04	%(2)(3)	-0.10	%(3)	-1.35	%(3)	-1.59	%(2)(3)	-1.54	%(3)	-1.78%		-1.70%
Portfolio turnover rate	65%		104%		110%		29%		58%		67%		169%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003	2002			2001

Net asset value, beginning of period	$28.04		$21.32		$16.72		$15.86		$10.97		$10.61		$9.40

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.02		(0.09)		0.00		0.04		(0.18	)(1)	(0.02	)(1)
Net realized and unrealized gain (loss) on investments	(0.39)		8.22		4.69		0.86		4.85		0.55		1.39

Total from investment operations	(0.38)		8.24		4.60		0.86		4.89		0.37		1.37

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.16)
Capital gains	(0.00)		(1.52)		(0.00)		(0.00)		(0.00)		(0.01)		(0.00)

Total distributions	(0.00)		(1.52)		(0.00)		(0.00)		(0.00)		(0.01)		(0.16)

Net asset value, end of period	$27.66		$28.04		$21.32		$16.72		$15.86		$10.97		$10.61

Total return	-1.36%		39.72%		27.51%		5.42%		44.58%		3.46%		14.62%
Net assets, end of period (in millions)	$904		$801	$312			$64		$34	$5			$2
Ratio of expenses to average net assets including reimbursement	2.07	%(2)	2.15%		2.31%		2.38	%(2)	2.65%		2.94%		2.86%
Ratio of net investment income (loss) to average net assets including reimbursement	0.03	%(2)	-0.02%		-1.28%		-1.54	%(2)	-1.48%		-1.64%		-0.23%
Ratio of expenses to average net assets excluding reimbursement	2.07	%(2)(3)	2.15	%(3)	2.31	%(3)	2.38	%(2)(3)	2.65	%(3)	3.10%		4.32%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.03	%(2)(3)	-0.02	%(3)	-1.28	%(3)	-1.54	%(2)(3)	-1.48	%(3)	-1.80%		-1.69%
Portfolio turnover rate	65%		104%		110%		29%		58%		67%		169%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended			For the period from 7-24-03(1) to
	9-30-06		2006	2005	3-31-04			12-31-03

Net asset value, beginning of period	$30.27		$22.70		$17.66		$16.70		$12.60

Income (loss) from investment operations:
Net investment income (loss)	0.14	(2)	0.24	(2)	(0.02)		0.01		0.00
Net realized and unrealized gain (loss) on investments	(0.41	)(2)	8.85	(2)	5.13		0.95		4.16

Total from investment operations	(0.27)		9.09		5.11		0.96		4.16

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.07)		(0.00)		(0.06)
Capital gains	(0.00)		(1.52)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(1.52)		(0.07)		(0.00)		(0.06)

Net asset value, end of period	$30.00		$30.27		$22.70		$17.66		$16.70

Total return	-0.89%		41.07%		28.98%		5.75%		33.03%
Net assets, end of period (in millions)	$169		$116	$21		$4			$1
Ratio of expenses to average net assets including reimbursement	1.19	%(3)(4)	1.20	%(4)	1.20	%(4)	1.20	%(3)(4)	1.39	%(3)
Ratio of net investment income (loss) to average net assets including reimbursement	0.88	%(3)(4)	0.91	%(4)	-0.19	%(4)	-0.35	%(3)(4)	-0.54	%(3)
Ratio of expenses to average net assets excluding reimbursement	1.28	%(3)(4)	1.35	%(4)	1.48	%(4)	1.63	%(3)(4)	1.39	%(3)(5)
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.80	%(3)(4)	0.76	%(4)	-0.47	%(4)	-0.79	%(3)(4)	-0.54	%(3)(5)
Portfolio turnover rate	65%		104%		110%		29%		58	%(6)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)See Note 2.
(5)There was no waiver of expenses during the period.
(6)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class R Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 12-29-05(1) to
	9-30-06		3-31-06

Net asset value, beginning of period	$30.10		$26.11

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.06
Net realized and unrealized gain (loss) on investments	(0.30)		3.93

Total from investment operations	(0.33)		3.99

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)

Net asset value, end of period	$29.77		$30.10

Total return	-1.10%		15.28%
Net assets, end of period (in thousands)	$837		$115
Ratio of expenses to average net assets	1.65	%(2)	1.69	%(2)
Ratio of net investment income to average net assets	0.54	%(2)	0.82	%(2)
Portfolio turnover rate	65%		104	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2006.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003	2002		2001

Net asset value, beginning of period	$29.92		$22.45		$17.47		$16.54		$11.43		$11.02	$9.74

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.13		(0.14)		(0.03)		(0.58)		(0.07)	0.09 (2)
Net realized and unrealized gain (loss) on investments	(0.42)		8.86		5.14		0.96		5.78		0.56	1.43

Total from investment operations	(0.25)		8.99		5.00		0.93		5.20		0.49	1.52

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.02)		(0.00)		(0.09)		(0.00)	(0.24)
Capital gains	(0.00)		(1.52)		(0.00)		(0.00)		(0.00)		(0.08)	(0.00)

Total distributions	(0.00)		(1.52)		(0.02)		(0.00)		(0.09)		(0.08)	(0.24)

Net asset value, end of period	$29.67		$29.92		$22.45		$17.47		$16.54		$11.43	$11.02

Total return	-0.84%		41.09%		28.63%		5.62%		45.55%		4.46%	15.71%
Net assets, end of period (in thousands)	$307		$368	$476			$512		$484	$570		$465
Ratio of expenses to average net assets including reimbursement	1.02	%(3)	1.25%		1.47%		1.57	%(3)	2.19%		1.82%	1.78%
Ratio of net investment income (loss) to average net assets including reimbursement	1.08	%(3)	0.97%		-0.36%		-0.74	%(3)	-0.41%		-0.51%	0.85%
Ratio of expenses to average net assets excluding reimbursement	1.02	%(3)(4)	1.25	%(4)	1.47	%(4)	1.57	%(3)(4)	2.19	%(4)	1.98%	3.24%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.08	%(3)(4)	0.97	%(4)	-0.36	%(4)	-0.74	%(3)(4)	-0.41	%(4)	-0.67%	-0.61%
Portfolio turnover rate	65%		104%		110%		29%		58%		67%	169%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL FUND

Portfolio Highlights

On September 30, 2006, Ivy International Fund had net assets totaling $218,320,066 invested in a diversified portfolio of:

96.38%	Foreign Common Stocks
1.44%	Other Government Security
1.25%	Domestic Common Stocks
0.93%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund was invested by country and by industry, respectively, as follows:

Japan	$19.11
Germany	$15.60
United Kingdom	$13.21
France	$12.02
Switzerland	$10.56
Other Europe	$7.74
Other	$6.47
Italy	$5.37
Ireland	$4.20
Norway	$2.52
Spain	$2.27
Cash and Cash Equivalents	$0.93

Financial Services Stocks	$24.40
Capital Goods Stocks	$11.96
Consumer Nondurables Stocks	$11.08
Technology Stocks	$9.45
Health Care Stocks	$7.86
Utilities Stocks	$7.69
Miscellaneous Stocks	$7.00
Energy Stocks	$5.39
Raw Materials Stocks	$4.73
Consumer Durables Stocks	$4.17
Business Equipment and Services Stocks	$3.90
Other Government Security	$1.44
Cash and Cash Equivalents	$0.93

The Investments of Ivy International Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Australia - 1.45%
Novogen LTD (A)*	474,580	$1,092,948
QBE Insurance Group Limited (A)	113,000	2,063,365
		3,156,313
Belgium - 1.22%
InBev NV (A)	21,000	1,156,237
KBC Group NV (A)	14,300	1,505,960
		2,662,197
Brazil - 0.47%
Gol Linhas Aereas Inteligentes S.A., ADR	30,000	1,030,500

Canada - 1.82%
EnCana Corporation (A)	43,000	2,000,832
Shoppers Drug Mart Corporation (A)(B)	48,450	1,979,179
		3,980,011
China - 0.45%
China Mobile (Hong Kong) Limited (A)	140,000	989,263

Finland - 0.76%
Nokia OYJ (A)	84,500	1,677,978

France - 12.02%
ALSTOM (A)*	23,400	2,117,130
Cap Gemini SA (A)	25,500	1,352,589
Pernod Ricard (A)	11,650	2,424,221
Pinault-Printemps-Redoute SA (A)	10,450	1,549,061
Sanofi-Aventis (A)	12,800	1,139,423
SR.Teleperformance (A)(B)	50,000	1,864,039
STMicroelectronics N.V. (A)	84,700	1,468,215
TOTAL S.A. (A)	51,000	3,346,711
VINCI (A)	62,000	6,902,778
Vivendi Universal (A)	113,000	4,073,737
		26,237,904
Germany - 14.16%
Allianz Aktiengesellschaft, Registered Shares (A)	14,800	2,561,347
Commerzbank Aktiengesellschaft (A)	48,500	1,643,296
Continental Aktiengesellschaft (A)	17,000	1,974,829
E.ON AG (A)	20,000	2,376,587
elexis AG (A)	48,000	1,039,601
Fresenius AG (A)	7,530	1,343,944
Hypo Real Estate Holding AG (A)	28,000	1,746,161
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	7,150	1,131,057
RWE Aktiengesellschaft (A)	28,300	2,614,290
SAP Aktiengesellschaft (A)	21,200	4,207,149
Salzgitter AG (A)	20,000	1,881,792
Siemens AG (A)	60,900	5,313,817
Vivacon AG (A)*	20,000	489,976
Wacker Chemie AG (A)*	22,000	2,594,438
		30,918,284
Greece - 1.90%
Bank of Cyprus Limited (A)	250,000	2,542,448
Piraeus Bank S.A. (A)	62,500	1,619,939
		4,162,387
Ireland - 4.20%
Anglo Irish Bank Corporation plc (Great Britain) (A)	280,000	4,601,514
Anglo Irish Bank Corporation plc (Ireland) (A)	145,000	2,381,088
CRH public limited company (A)	64,700	2,189,730
		9,172,332
Italy - 5.37%
Banca Intesa S.p.A. (A)	430,000	2,829,916
Banca Italease S.p.A. (A)	29,300	1,445,290
Banco Popolare di Verona e Novara S.c. a r.l. (A)	38,000	1,049,974
Saipem S.p.A. (A)	78,300	1,701,807
UniCredito Italiano S.p.A. (A)	567,001	4,705,775
		11,732,762
Japan - 19.11%
Astellas Pharma Inc. (A)	58,000	2,332,275
Canon Inc. (A)	79,200	4,130,133
Central Japan Railway Company (A)	210	2,240,000
Chubu Electric Power Company, Incorporated (A)	44,000	1,143,534
CREDIT SAISON CO., LTD. (A)	48,000	2,023,619
DENSO CORPORATION (A)	37,700	1,324,487
Hoya Corporation (A)	58,000	2,184,974
Japan Tobacco Inc. (A)	400	1,554,286
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	85	1,093,757
Mitsubishi Estate Co., Ltd. (A)	145,000	3,166,984
Mizuho Financial Group, Inc. (A)	510	3,954,794
SMC Corporation (A)	20,400	2,699,276
SUMCO Corporation (A)	30,000	2,222,222
Sega Sammy Holdings Inc. (A)	72,000	2,316,190
Shin-Etsu Chemical Co., Ltd. (A)*	28,500	1,819,175
Sumitomo Mitsui Financial Group, Inc. (A)	114	1,196,698
Tokyo Electric Power Company, Incorporated (The) (A)	42,000	1,208,889
Toyota Motor Corporation (A)	80,000	4,347,937
YAMADA-DENKI Co., Ltd. (A)	7,500	751,746
		41,710,976
Korea - 1.03%
Samsung Electronics Co., Ltd. (A)	3,200	2,245,495

Luxembourg - 0.83%
Tenaris S.A., ADR	51,000	1,804,380

Netherlands - 0.53%
Euronext N.V. (A)	12,000	1,166,356

Norway - 2.52%
Acergy S.A. (A)*	87,000	1,486,302
Orkla ASA (A)	45,000	2,140,854
Statoil ASA (A)	79,000	1,867,090
		5,494,246
Russia - 1.50%
OAO LUKOIL, ADR	43,500	3,284,250

Spain - 2.27%
Enagas, S.A. (A)	159,000	3,852,969
Telefonica, S.A. (A)	63,000	1,092,061
		4,945,030
Sweden - 1.00%
Telefonaktiebolaget LM Ericsson, B Shares (A)	628,000	2,176,702

Switzerland - 10.56%
Compagnie Financiere Richemont SA (A)	30,100	1,449,094
Credit Suisse Group, Registered Shares (A)	56,800	3,286,401
Holcim Ltd, Registered Shares (A)	32,700	2,672,590
Nestle S.A., Registered Shares (A)	14,680	5,118,541
Novartis AG, Registered Shares (A)	113,400	6,620,177
UBS AG (A)	20,800	1,244,224
Zurich Financial Services, Registered Shares (A)	10,800	2,653,685
		23,044,712
United Kingdom - 13.21%
BAE SYSTEMS plc (A)	285,000	2,109,125
BHP Billiton Plc (A)	129,200	2,230,381
Barclays PLC (A)	141,000	1,779,363
British American Tobacco p.l.c. (A)	170,000	4,596,229
Cadbury Schweppes plc (A)	107,000	1,138,937
Diageo plc (A)	56,000	989,272
GlaxoSmithKline plc (A)	174,000	4,632,702
IG Group Holdings plc (A)(B)	272,000	1,319,029
Reckitt Benckiser plc (A)	87,500	3,627,198
Royal Bank of Scotland Group plc (The) (A)	119,600	4,118,115
Vodafone Group Plc (A)	1,000,000	2,288,940
		28,829,291
United States -1.25%
Research In Motion Limited*	14,250	1,463,119
Schlumberger Limited	20,400	1,265,412
		2,728,531

TOTAL COMMON STOCKS - 97.63%		$213,149,900

(Cost: $173,010,238)

OTHER GOVERNMENT SECURITY - 1.44%	Principal Amount in Thousands

Germany
German Treasury Bill,
0.0%, 1-17-07 (C)	EUR2,500	$3,140,949
(Cost: $3,164,092)

SHORT-TERM SECURITY - 1.05%

Security and Commodity Brokers
UBS Finance Delaware LLC (UBS AG),
5.34%, 10-2-06	$2,289	$2,288,660
(Cost: $2,288,660)

TOTAL INVESTMENT SECURITIES - 100.12%		$218,579,509

(Cost: $178,462,990)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.12%)		(259,443)

NET ASSETS - 100.00%		$218,320,066

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $5,162,247 or 2.36% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR = Euro).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $178,463) (Notes 1 and 3)	$218,580
Receivables:
Dividends and interest	681
Fund shares sold	95
Prepaid and other assets	33

Total assets	219,389

LIABILITIES
Payable to Fund shareholders	547
Accrued management fee (Note 2)	152
Accrued service fee (Note 2)	84
Accrued shareholder servicing (Note 2)	84
Accrued distribution fee (Note 2)	40
Due to custodian	18
Accrued accounting services fee (Note 2)	6
Accrued administrative fee (Note 2)	2
Other	136

Total liabilities	1,069

Total net assets	$218,320

NET ASSETS
Capital paid in (shares authorized - unlimited)	$463,058
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	650
Accumulated undistributed net realized loss
on investment transactions	(285,523)
Net unrealized appreciation in value of investments	40,135

Net assets applicable to outstanding units of capital	$218,320

Net asset value per share (net assets divided by shares outstanding):
Class A	$30.11
Class B	$27.76
Class C	$27.70
Class Y	$30.11
Advisor Class	$28.83
Class I	$30.49
Capital shares outstanding:
Class A	4,943
Class B	420
Class C	1,920
Class Y	145
Advisor Class	–	*
Class I	9

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $289)	$2,568
Interest and amortization	219

Total income	2,787

Expenses (Note 2):
Accounting services fee	36
Administrative fee	11
Audit fees	34
Custodian fees	90
Distribution fee:
Class A	7
Class B	46
Class C	204
Class Y	–	*
Investment management fee	952
Service fee:
Class A	158
Class B	15
Class C	68
Class Y	7
Shareholder servicing:
Class A	177
Class B	34
Class C	154
Class Y	6
Advisor Class	–	*
Class I	–	*
Other	75

Total expenses	2,074

Net investment income	713

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	20,505
Realized net gain on foreign currency transactions	3

Realized net gain on investments	20,508
Unrealized depreciation in value of investments during the period	(19,319)

Net gain on investments	1,189

Net increase in net assets resulting from operations	$1,902

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL FUND
      (In Thousands)

	For the six months ended September 30, 2006	For the fiscal year ended March 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$713	$212
Realized net gain on investments	20,508	21,213
Unrealized appreciation (depreciation)	(19,319)	19,510

Net increase in net assets resulting from operations	1,902	40,935

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(–)	(831)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(3)
Advisor Class	(–)	(–)
Class I	(–)	(2)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)
Advisor Class	(–)	(–)
Class I	(–)	(–)

	(–)	(836)

Capital share transactions (Note 5)	(14,679)	41,908

Total increase (decrease)	(12,777)	82,007
NET ASSETS
Beginning of period	231,097	149,090

End of period	$218,320	$231,097

Undistributed net investment income (loss)	$650	$(66)

(1)See "Financial Highlights" on pages 115 - 120.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-06	2006	2005	3-31-04	2003	2002	2001

Net asset value, beginning of period	$29.74	$22.86	$21.34	$20.64	$16.35	$20.69	$26.20

Income (loss) from investment operations:
Net investment income (loss)	0.16	0.08	(0.02)	(0.01)	(0.02)	0.06	(1)	0.05
Net realized and unrealized gain (loss) on investments	0.21	6.97	1.54	0.71	4.31	(4.40	)(2)	(5.56)

Total from investment operations	0.37	7.05	1.52	0.70	4.29	(4.34)	(5.51)

Less distributions from:
Net investment income	(0.00)	(0.17)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.17)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$30.11	$29.74	$22.86	$21.34	$20.64	$16.35	$20.69

Total return(3)	1.28%	30.92%	7.12%	3.39%	26.24%	-20.96	%(2)	-21.03%
Net assets, end of period (in millions)	$149	$156	$122	$125	$124	$127	$345
Ratio of expenses to average net assets including reimbursement	1.52	%(4)	1.59%	1.61%	1.69	%(4)	1.81%	1.89%	1.60%
Ratio of net investment income (loss) to average net assets including reimbursement	0.97	%(4)	0.25%	-0.15%	-0.26	%(4)	-0.07%	0.32%	0.18%
Ratio of expenses to average net assets excluding reimbursement	1.52	%(4)(5)	1.59	%(5)	1.61	%(5)	1.69	%(4)(5)	1.81	%(5)	1.89	%(5)	1.66%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.97	%(4)(5)	0.25	%(5)	-0.15	%(5)	-0.26	%(4)(5)	-0.07	%(5)	0.32	%(5)	0.12%
Portfolio turnover rate	46%	75%	76%	27%	136%	34%	43%

(1)Based on average weekly shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended		For the fiscal year ended December 31,
	9-30-06		2006		2005	3-31-04		2003		2002		2001

Net asset value, beginning of period	$27.58		$21.30		$20.12		$19.52		$15.62		$20.03		$25.64

Income (loss) from investment operations:
Net investment loss	(0.02	)(1)	(0.17	)(1)	(0.22	)(1)	(0.07)		(0.23)		(0.12	)(1)	(0.21)
Net realized and unrealized gain (loss) on investments	0.20	(1)	6.45	(1)	1.40	(1)	0.67		4.13		(4.29)		(5.40)

Total from investment operations	0.18		6.28		1.18		0.60		3.90		(4.41)		(5.61)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$27.76		$27.58		$21.30		$20.12		$19.52		$15.62		$20.03

Total return	0.65%		29.48%		5.87%		3.08%		24.97%	-22.00%		-21.88%
Net assets, end of period (in millions)	$12		$13		$17		$49	$55		$68		$137
Ratio of expenses to average net assets including reimbursement	2.67	%(2)	2.74%		2.75%		2.75	%(2)	2.84%		2.85%		2.54%
Ratio of net investment loss to average net assets including reimbursement	-0.18	%(2)	-0.72%		-1.09%		-1.35	%(2)	-1.06%		-0.64%		-0.76%
Ratio of expenses to average net assets excluding reimbursement	2.67	%(2)(3)	2.74	%(3)	2.75	%(3)	2.75	%(2)(3)	2.84	%(3)	2.85	%(3)	2.60%
Ratio of net investment loss to average net assets excluding reimbursement	-0.18	%(2)(3)	-0.72	%(3)	-1.09	%(3)	-1.35	%(2)(3)	-1.06	%(3)	-0.64	%(3)	-0.82%
Portfolio turnover rate	46%		75%		76%		27%		136%		34%		43%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended		For the fiscal year ended December 31,
	9-30-06		2006		2005	3-31-04		2003		2002		2001

Net asset value, beginning of period	$27.52		$21.20		$20.00		$19.39		$15.52		$19.90		$25.46

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.09	)(1)	(0.32)		(0.07)		(0.20)		(0.11	)(1)	(0.21)
Net realized and unrealized gain (loss) on investments	0.20		6.41	(1)	1.52		0.68		4.07		(4.27)		(5.35)

Total from investment operations	0.18		6.32		1.20		0.61		3.87		(4.38)		(5.56)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$27.70		$27.52		$21.20		$20.00		$19.39		$15.52		$19.90

Total return	0.65%		29.81%		6.00%		3.15%		24.94%	-22.00%		-21.84%
Net assets, end of period (in millions)	$53		$56		$9	$11		$12		$14		$26
Ratio of expenses to average net assets including reimbursement	2.64	%(2)	2.43%		2.64%		2.67	%(2)	2.80%		2.83%		2.54%
Ratio of net investment loss to average net assets including reimbursement	-0.16	%(2)	-0.39%		-1.14%		-1.25	%(2)	-0.94%		-0.62%		-0.76%
Ratio of expenses to average net assets excluding reimbursement	2.64	%(2)(3)	2.43	%(3)	2.64	%(3)	2.67	%(2)(3)	2.80	%(3)	2.83	%(3)	2.60%
Ratio of net investment loss to average net assets excluding reimbursement	-0.16	%(2)(3)	-0.39	%(3)	-1.14	%(3)	-1.25	%(2)(3)	-0.94	%(3)	-0.62	%(3)	-0.82%
Portfolio turnover rate	46%		75%		76%		27%		136%		34%		43%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-06		2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$29.74		$22.86	$21.35	$20.65		$17.69

Income (loss) from investment operations:
Net investment income (loss)	0.25		0.18 (2)	(0.09)	(0.02)		0.02
Net realized and unrealized gain on investments	0.12		6.87 (2)	1.60	0.72		2.94

Total from investment operations	0.37		7.05	1.51	0.70		2.96

Less distributions from:
Net investment income	(0.00)		(0.17)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.17)	(0.00)	(0.00)		(0.00)

Net asset value, end of period	$30.11		$29.74	$22.86	$21.35		$20.65

Total return	1.25%		30.95%	7.07%	3.39%		16.73%
Net assets, end of period (in thousands)	$4,354		$6,144	$229	$140		$135
Ratio of expenses to average net assets	1.53	%(3)	1.58%	1.66%	1.76	%(3)	0.59	%(3)
Ratio of net investment income (loss) to average net assets	1.07	%(3)	0.81%	-0.33%	-0.32	%(3)	0.24	%(3)
Portfolio turnover rate	46%		75%	76%	27%		136	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended			For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04			2003	2002(2)			2001

Net asset value, beginning of period	$28.96		$22.84		$21.66		$21.00		$16.85		$20.67		$26.25

Income (loss) from investment operations:
Net investment income (loss)	(0.33)		(0.75)		(0.38)		(0.08)		(1.00)		(0.24)		0.01
Net realized and unrealized gain (loss) on investments	0.20		6.87		1.56		0.74		5.15		(3.58)		(5.59)

Total from investment operations	(0.13)		6.12		1.18		0.66		4.15		(3.82)		(5.58)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$28.83		$28.96		$22.84		$21.66		$21.00		$16.85		$20.67

Total return	-0.42%		26.80%		5.45%		3.14%		25.00%	-18.71%		-21.26%
Net assets, end of period (in thousands)	$1		$1	$1		$1		$1		$2		$5
Ratio of expenses to average net assets including reimbursement	4.73	%(3)	4.71%		3.11%		2.35	%(3)	2.72%		3.46%		1.69%
Ratio of net investment income (loss) to average net assets including reimbursement	-2.36	%(3)	-3.03%		-1.75%		-1.58	%(3)	-0.98%		-1.24%		0.09%
Ratio of expenses to average net assets excluding reimbursement	4.73	%(3)(4)	4.71	%(4)	3.11	%(4)	2.35	%(3)(4)	2.72	%(4)	3.46	%(4)	1.75%
Ratio of net investment income (loss) to average net assets excluding reimbursement	-2.36	%(3)(4)	-3.03	%(4)	-1.75	%(4)	-1.58	%(3)(4)	-0.98	%(4)	-1.24	%(4)	0.03%
Portfolio turnover rate	46%		75%		76%		27%		136%		34%		43%

(1)See Note 5 to financial statements.
(2)Advisor Class Shares were outstanding for the period from 1-1-02 through 6-11-02 and from 7-3-02 through 12-31-02.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class I Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended			For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04			2003		2002		2001

Net asset value, beginning of period	$30.07		$23.13		$21.58		$20.86		$16.48		$20.85		$26.35

Income (loss) from investment operations:
Net investment income (loss)	0.33		0.15 (2)		0.29		(0.00)		(0.08)		0.14	(2)	0.15
Net realized and unrealized gain (loss) on investments	0.09		7.02 (2)		1.26		0.72		4.46		(4.51)		(5.65)

Total from investment operations	0.42		7.17		1.55		0.72		4.38		(4.37)		(5.50)

Less distributions from:
Net investment income	(0.00)		(0.23)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.23)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$30.49		$30.07		$23.13		$21.58		$20.86		$16.48		$20.85

Total return	1.43%		31.12%		7.18%		3.45%		26.58%	-20.95%		-20.87%
Net assets, end of period (in thousands)	$263		$299	$345		$669		$684		$1,304	$17,062
Ratio of expenses to average net assets including reimbursement	1.22	%(3)	1.39%		1.47%		1.38	%(3)	1.66%		1.51%		1.24%
Ratio of net investment income to average net assets including reimbursement	1.27	%(3)	0.51%		0.20%		0.04	%(3)	0.06%		0.70%		0.54%
Ratio of expenses to average net assets excluding reimbursement	1.22	%(3)(4)	1.39	%(4)	1.47	%(4)	1.38	%(3)(4)	1.66	%(4)	1.51	%(4)	1.30%
Ratio of net investment income to average net assets excluding reimbursement	1.27	%(3)(4)	0.51	%(4)	0.20	%(4)	0.04	%(3)(4)	0.06	%(4)	0.70	%(4)	0.48%
Portfolio turnover rate	46%		75%		76%		27%		136%		34%		43%

(1)See Note 5 to financial statements.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL BALANCED FUND

Portfolio Highlights

On September 30, 2006, Ivy International Balanced Fund had net assets totaling $172,866,836 invested in a diversified portfolio of:

66.06%	Foreign Common Stocks
23.40%	Other Government Securities
5.89%	Cash and Cash Equivalents
4.65%	Corporate Debt Security

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund was invested by country and by industry, respectively, as follows:

United Kingdom	$18.56
Germany	$8.27
South Korea	$5.97
Cash and Cash Equivalents	$5.89
France	$5.85
Other	$5.52
Other Pacific Basin	$5.09
Norway	$4.52
Canada	$4.45
Other Europe	$4.44
Netherlands	$4.37
Singapore	$4.18
Sweden	$4.11
Spain	$3.54
Taiwan	$3.46
Poland	$2.95
Japan	$2.52
Finland	$2.22
Switzerland	$2.12
Italy	$1.97

Other Government Securities	$23.40
Financial Services Stocks	$14.83
Utilities Stocks	$11.24
Cash and Cash Equivalents	$5.89
Consumer Services Stocks	$4.97
Technology Stocks	$4.68
Corporate Debt Security	$4.65
Miscellaneous Stocks	$4.54
Energy Stocks	$4.39
Retail Stocks	$4.09
Capital Goods Stocks	$3.43
Consumer Nondurables Stocks	$3.34
Shelter Stocks	$3.27
Consumer Durables Stocks	$2.65
Health Care Stocks	$2.45
Business Equipment and Services Stocks	$2.18

The Investments of Ivy International Balanced Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Australia - 1.35%
National Australia Bank Limited (A)	54,242	$1,483,657
Qantas Airways Limited (A)	238,698	695,596
Qantas Airways Limited (A)(B)	54,528	158,901
		2,338,154
Belgium - 1.52%
Agfa-Gevaert N.V. (A)	53,270	1,263,171
Belgacom SA (A)	35,110	1,368,587
		2,631,758
Bermuda - 1.15%
ACE Limited	22,750	1,245,108
XL Capital Ltd, Class A	10,870	746,769
		1,991,877
Canada - 1.14%
Barrick Gold Corporation (A)	17,500	537,486
Domtar Inc. (A)	156,610	919,134
Quebecor World Inc. (A)	50,200	523,221
		1,979,841
China - 0.64%
China Telecom Corporation Limited (A)	2,700,000	977,325
China Telecom Corporation Limited (A)(B)	360,000	130,310
		1,107,635
Denmark - 1.38%
Vestas Wind Systems A/S (A)*	89,660	2,394,053

Finland - 1.66%
Stora Enso Oyj, Class R (A)	70,140	1,063,738
UPM-Kymmene Corporation (A)	76,130	1,809,102
		2,872,840
France - 5.85%
AXA S.A. (A)	49,520	1,826,050
France Telecom (A)	123,814	2,841,751
Sanofi-Aventis (A)	22,948	2,042,771
THOMSON (A)	134,500	2,113,155
TOTAL S.A. (A)	19,680	1,291,437
		10,115,164
Germany - 3.49%
Deutsche Post AG (A)	70,260	1,842,453
E.ON AG (A)	5,810	690,398
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	13,690	2,165,617
Siemens AG (A)	15,270	1,332,381
		6,030,849
Hong Kong - 1.22%
Hutchison Whampoa Limited, Ordinary Shares (A)	239,000	2,110,633

Israel - 1.16%
Check Point Software Technologies Ltd.*	105,440	2,009,159

Italy - 1.97%
Eni S.p.A. (A)	52,440	1,554,029
Mediaset S.p.A. (A)	171,865	1,846,991
		3,401,020
Japan - 2.52%
KDDI CORPORATION (A)	196	1,221,215
Konica Minolta Holdings, Inc. (A)	76,500	1,024,533
Sony Corporation (A)*	25,900	1,048,059
Takeda Pharmaceutical Company Limited (A)	16,900	1,054,417
		4,348,224
Netherlands - 4.37%
Akzo Nobel N.V. (A)	16,030	987,481
ING Groep N.V., Certicaaten Van Aandelen (A)	56,890	2,502,522
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40,460	1,419,622
Reed Elsevier NV (A)	158,290	2,639,471
		7,549,096
Norway - 2.31%
Norske Skogindustrier ASA (A)	124,071	1,864,892
Telenor ASA (A)	163,300	2,129,260
		3,994,152
Portugal - 0.24%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	33,040	412,681

Singapore - 1.84%
DBS Group Holdings Ltd (A)	33,000	398,930
Flextronics International Ltd.*	78,020	985,003
Venture Corporation Limited (A)	226,000	1,792,917
		3,176,850
South Korea - 3.29%
KT Corporation, ADR	48,730	1,046,233
Kookmin Bank, ADR*	16,440	1,282,813
POSCO, ADR	9,340	606,446
SK Telecom Co., Ltd., ADR (A)	41,000	968,830
Samsung Electronics Co., Ltd. (A)	530	371,910
Samsung Electronics Co., Ltd., GDR (B)	4,010	1,407,510
		5,683,742
Spain - 3.28%
Gamesa Corporacion Tecnologica, S.A. (A)	53,110	1,163,745
Iberdrola, S.A. (A)	17,743	794,218
Repsol YPF, S.A. (A)	70,566	2,100,131
Telefonica, S.A., ADR	30,685	1,589,790
Telefonica, S.A., Brazilian Depositary Receipts (A)	569	9,761
		5,657,645
Sweden - 1.54%
Nordea Bank AB, Finnish Depositary Receipts (A)	89,560	1,175,418
Securitas AB, Class B (A)	78,750	988,653
Securitas Direct AB, Class B (A)*	78,750	197,731
Securitas Systems AB, Class B (A)*	78,750	295,521
		2,657,323
Switzerland - 2.12%
Lonza Group Ltd, Registered Shares (A)	5,800	401,679
Nestle S.A., Registered Shares (A)	4,100	1,429,565
Swiss Reinsurance Company, Registered Shares (A)	23,920	1,830,656
		3,661,900
Taiwan - 3.46%
Chunghwa Telecom Co., Ltd., ADR	124,989	2,163,553
Compal Electronics Inc., GDR	54,799	242,557
Compal Electronics Inc., GDR (B)	133,829	592,367
Lite-On Technology Corporation, GDR	103,504	1,277,477
Mega Financial Holding Company (A)	2,404,000	1,703,265
		5,979,219
United Kingdom - 18.56%
AMVESCAP PLC (A)	26,400	286,693
Alliance Boots plc (A)	61,929	898,635
Aviva plc (A)	114,650	1,680,821
BAE SYSTEMS plc (A)	93,350	690,831
BBA Group plc (A)	206,090	1,027,382
BP p.l.c. (A)	156,820	1,708,874
British Sky Broadcasting Group plc (A)	230,870	2,360,183
Cadbury Schweppes plc (A)	72,900	775,968
Compass Group PLC (A)	740,110	3,717,248
GlaxoSmithKline plc (A)	42,970	1,144,064
Group 4 Securicor plc (A)	549,350	1,738,287
HSBC Holdings plc (A)	75,570	1,378,849
Old Mutual plc (A)	661,240	2,073,765
Pearson plc (A)	86,110	1,226,135
Rentokil Initial plc (A)	376,520	1,032,788
Royal Bank of Scotland Group plc (The) (A)	75,290	2,592,415
Royal Dutch Shell plc, Class B (A)	27,641	938,290
tesco plc (A)	157,950	1,064,652
Unilever PLC (A)	52,092	1,284,524
Vodafone Group Plc (A)	1,279,188	2,927,984
Vodafone Group Plc, ADR	6,590	150,647
Wm MORRISON SUPERMARKETS PLC (A)	304,810	1,388,250
		32,087,285

TOTAL COMMON STOCKS - 66.06%		$114,191,100

(Cost: $94,333,748)

CORPORATE DEBT SECURITY - 4.65%	Principal Amount in Thousands

Germany
KfW, Frankfurt am Main,
0.201%, 8-8-11 (C)	JPY950,000	$8,046,985
(Cost: $8,289,643)

OTHER GOVERNMENT SECURITIES

Australia - 0.53%
Queensland Treasury Corporation:
6.0%, 8-14-13 (C)	AUD1,200	904,480
6.0%, 10-14-15 (C)	10	7,588
		912,068
Austria - 0.32%
Republic of Austria:
5.5%, 10-20-07 (C)	EUR360	465,022
4.0%, 7-15-09 (C)	70	89,675
		554,697
Belgium - 0.40%
Belgium Government Bond:
7.5%, 7-29-08 (C)	405	547,891
5.0%, 9-28-12 (C)	100	135,883
		683,774
Canada - 3.31%
Canadian Government Bond:
3.25%, 12-1-06 (C)	CAD4,210	3,760,657
7.0%, 12-1-06 (C)	330	296,517
4.5%, 9-1-07 (C)	1,040	934,023
6.0%, 6-1-11 (C)	748	728,694
		5,719,891
Finland - 0.56%
Finland Government Bond:
3.0%, 7-4-08 (C)	EUR400	502,403
5.0%, 4-25-09 (C)	60	78,670
5.75%, 2-23-11 (C)	280	385,341
		966,414
Germany - 0.13%
Deutsche Bundesrepublik,
5.0%, 7-4-11 (C)	170	228,391

Ireland - 0.43%
Ireland Government Bond,
5.0%, 4-18-13 (C)	540	738,242

New Zealand - 0.15%
New Zealand Government Bond,
6.0%, 11-15-11 (C)	NZD410	265,709

Norway - 2.21%
Norway Government Bond,
6.75%, 1-15-07 (C)	NOK17,135	2,648,078
Norway Treasury Bill,
0.0%, 6-20-07 (C)	7,800	1,166,736
		3,814,814
Poland - 2.95%
Poland Government Bond:
8.5%, 11-12-06 (C)	PLN2,410	773,172
8.5%, 5-12-07 (C)	5,300	1,733,086
6.0%, 5-24-09 (C)	4,275	1,393,146
6.25%, 10-24-15 (C)	3,250	1,091,976
5.75%, 9-23-22 (C)	320	101,660
		5,093,040
Singapore - 2.34%
Singapore Government Bond,
2.625%, 10-1-07 (C)	SGD6,450	4,046,454

South Korea - 2.68%
South Korea Treasury Bond:
4.75%, 3-3-07 (C)	KRW2,300,000	2,432,040
3.75%, 9-10-07 (C)	1,100,000	1,153,438
4.5%, 9-9-08 (C)	1,000,000	1,054,271
		4,639,749
Spain - 0.26%
Spain Government Bond,
6.0%, 1-31-08 (C)	EUR350	457,293

Supranational - 3.21%
European Investment Bank,
2.125%, 9-20-07 (C)	JPY645,000	5,544,712

Sweden - 2.57%
Sweden Government Bond:
8.0%, 8-15-07 (C)	SEK24,480	3,477,171
6.5%, 5-5-08 (C)	4,400	629,245
Sweden Treasury Bill,
0.0%, 6-20-07 (C)	2,500	334,510
		4,440,926
Thailand - 1.35%
Thailand Government Bond,
8.0%, 12-8-06 (C)	THB41,250	1,103,768
Thailand Treasury Bills:
0.0%, 10-5-06 (C)	16,300	433,740
0.0%, 3-8-07 (C)	4,100	107,083
0.0%, 5-3-07 (C)	27,000	698,360
		2,342,951

TOTAL OTHER GOVERNMENT SECURITIES - 23.40%		$40,449,125

(Cost: $38,012,658)

SHORT-TERM SECURITIES

Commercial Paper
Banks - 3.01%
Rabobank USA Financial Corp. (Rabobank Nederland),
5.35%, 10-2-06	$5,198	5,197,228

Food and Related - 1.73%
General Mills, Inc.,
5.3%, 10-2-06	3,000	2,999,558

Total Commercial Paper - 4.74%		8,196,786

Commercial Paper (backed by irrevocable bank letter of credit)
Multiple Industry - 1.73%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.27%, 10-20-06	$3,000	2,991,656

Food and Related - 1.16%
COFCO Capital Corp. (Rabobank Nederland),
5.27%, 10-18-06	2,000	1,995,023

Total Commercial Paper (backed by irrevocable bank letter of credit) - 2.89%		4,986,679

TOTAL SHORT-TERM SECURITIES - 7.63%		$13,183,465

(Cost: $13,183,465)

TOTAL INVESTMENT SECURITIES - 101.74%		$175,870,675

(Cost: $153,819,514)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.74%)		(3,003,839)

NET ASSETS - 100.00%		$172,866,836

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $2,289,088 or 1.32% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, SGD - Singapore Dollar, THB - Thailand Baht).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL BALANCED FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $153,820) (Notes 1 and 3)	$175,871
Cash	7
Cash denominated in foreign currencies (cost - $275)	277
Receivables:
Dividends and interest	1,124
Fund shares sold	901
Investment securities sold	624
Prepaid and other assets	26

Total assets	178,830

LIABILITIES
Payable for investment securities purchased	5,529
Payable to Fund shareholders	146
Accrued management fee (Note 2)	96
Accrued shareholder servicing (Note 2)	50
Accrued service fee (Note 2)	48
Accrued distribution fee (Note 2)	13
Accrued accounting services fee (Note 2)	6
Other	75

Total liabilities	5,963

Total net assets	$172,867

NET ASSETS
Capital paid in (shares authorized - unlimited)	$143,556
Accumulated undistributed income:
Accumulated undistributed net investment income	1,669
Accumulated undistributed net realized gain on investment transactions	5,571
Net unrealized appreciation in value of investments	22,071

Net assets applicable to outstanding units of capital	$172,867

Net asset value per share (net assets divided by shares outstanding):
Class A	$15.81
Class B	$15.76
Class C	$15.78
Class Y	$15.81
Capital shares outstanding:
Class A	9,355
Class B	495
Class C	1,043
Class Y	46

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL BALANCED FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $222)	$1,717
Interest and amortization	894

Total income	2,611

Expenses (Note 2):
Accounting services fee	33
Audit fees	15
Custodian fees	33
Distribution fee:
Class A	9
Class B	24
Class C	42
Investment management fee	512
Legal fees	1
Service fee:
Class A	151
Class B	8
Class C	14
Class Y	1
Shareholder servicing:
Class A	189
Class B	19
Class C	18
Class Y	1
Other	64

Total expenses	1,134

Net investment income	1,477

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	2,091
Realized net gain on foreign currency transactions	1,407

Realized net gain on investments	3,498
Unrealized appreciation in value of investments during the period	3,102

Net gain on investments	6,600

Net increase in net assets resulting from operations	$8,077

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL BALANCED FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,477	$2,184
Realized net gain on investments	3,498	7,222
Unrealized appreciation	3,102	2,100

Net increase in net assets resulting from operations	8,077	11,506

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(1,741)	(2,545)
Class B	(52)	(62)
Class C	(107)	(125)
Class Y	(10)	(14)
Realized gains on investment transactions:
Class A	(–)	(3,892)
Class B	(–)	(186)
Class C	(–)	(309)
Class Y	(–)	(19)

	(1,910)	(7,152)

Capital share transactions (Note 5)	38,834	18,804

Total increase	45,001	23,158
NET ASSETS
Beginning of period	127,866	104,708

End of period	$172,867	$127,866

Undistributed net investment income	$1,669	$695

(1)See "Financial Highlights" on pages 133 - 136.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended September 30,
	9-30-06		2006	2005	3-31-04				2003	2002	2001

Net asset value, beginning of period	$15.15		$14.63		$13.07		$11.33		$8.72	$9.28	$11.59

Income (loss) from investment operations:
Net investment income	0.15		0.29		0.22		0.09		0.21	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.72		1.14		1.69		1.83		2.40	(0.59)	(1.28)

Total from investment operations	0.87		1.43		1.91		1.92		2.61	(0.41)	(1.10)

Less distributions from:
Net investment income	(0.21)		(0.36)		(0.28)		(0.18)		(0.00)	(0.00)	(0.11)
Capital gains	(0.00)		(0.55)		(0.07)		(0.00)		(0.00)	(0.13)	(1.10)
Tax return of capital	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)	(0.02)	(0.00)

Total distributions	(0.21)		(0.91)		(0.35)		(0.18)		(0.00)	(0.15)	(1.21)

Net asset value, end of period	$15.81		$15.15		$14.63		$13.07		$11.33	$8.72	$9.28

Total return(1)	5.80%		10.14%		14.81%		17.05%		29.93%	-4.62%	-10.57%
Net assets, end of period (in millions)	$148		$112		$97		$60		$46	$36	$40
Ratio of expenses to average net assets including reimbursement	1.44	%(2)	1.45%		1.42%		1.54	%(2)(3)	1.67%	1.62%	1.62%
Ratio of net investment income to average net assets including reimbursement	2.13	%(2)	1.94%		1.71%		1.43	%(2)(3)	2.06%	1.84%	1.60%
Ratio of expenses to average net assets excluding reimbursement	1.44	%(2)(4)	1.45	%(4)	1.42	%(4)	1.60	%(2)(3)	1.71%	1.72%	1.73%
Ratio of net investment income to average net assets excluding reimbursement	2.13	%(2)(4)	1.94	%(4)	1.71	%(4)	1.37	%(2)(3)	2.02%	1.74%	1.49%
Portfolio turnover rate	16%		27%		16%		15%		39%	48%	36%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(4)There is no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$15.11		$14.59	$13.04	$12.34

Income from investment operations:
Net investment income	0.07		0.08	0.03 (2)	0.19
Net realized and unrealized gain on investments	0.71		1.18	1.70 (2)	0.69

Total from investment operations	0.78		1.26	1.73	0.88

Less distributions from:
Net investment income	(0.13)		(0.19)	(0.11)	(0.18)
Capital gains	(0.00)		(0.55)	(0.07)	(0.00)

Total distributions	(0.13)		(0.74)	(0.18)	(0.18)

Net asset value, end of period	$15.76		$15.11	$14.59	$13.04

Total return	5.20%		8.93%	13.37%	7.18%
Net assets, end of period (in thousands)	$7,808		$5,548	$3,049	$225
Ratio of expenses to average net assets	2.51	%(3)	2.59%	2.64%	3.01	%(3)
Ratio of net investment income to average net assets	1.05	%(3)	0.73%	0.20%	1.09	%(3)
Portfolio turnover rate	16%		27%	16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$15.12		$14.60	$13.04	$12.34

Income from investment operations:
Net investment income	0.09		0.11	0.07 (2)	0.19
Net realized and unrealized gain on investments	0.72		1.19	1.69 (2)	0.69

Total from investment operations	0.81		1.30	1.76	0.88

Less distributions from:
Net investment income	(0.15)		(0.23)	(0.13)	(0.18)
Capital gains	(0.00)		(0.55)	(0.07)	(0.00)

Total distributions	(0.15)		(0.78)	(0.20)	(0.18)

Net asset value, end of period	$15.78		$15.12	$14.60	$13.04

Total return	5.40%		9.21%	13.58%	7.18%
Net assets, end of period (in thousands)	$16,458		$9,422	$3,968	$307
Ratio of expenses to average net assets	2.24	%(3)	2.29%	2.44%	2.86	%(3)
Ratio of net investment income to average net assets	1.28	%(3)	0.98%	0.44%	1.13	%(3)
Portfolio turnover rate	16%		27%	16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$15.15		$14.63	$13.07	$12.34

Income from investment operations:
Net investment income	0.17		0.29 (2)	0.24 (2)	0.21
Net realized and unrealized gain on investments	0.70		1.14 (2)	1.67 (2)	0.70

Total from investment operations	0.87		1.43	1.91	0.91

Less distributions from:
Net investment income	(0.21)		(0.36)	(0.28)	(0.18)
Capital gains	(0.00)		(0.55)	(0.07)	(0.00)

Total distributions	(0.21)		(0.91)	(0.35)	(0.18)

Net asset value, end of period	$15.81		$15.15	$14.63	$13.07

Total return	5.83%		10.18%	14.84%	7.47%
Net assets, end of period (in thousands)	$725		$662	$397	$185
Ratio of expenses to average net assets	1.38	%(3)	1.41%	1.40%	1.79	%(3)
Ratio of net investment income to average net assets	2.29	%(3)	1.99%	1.72%	2.00	%(3)
Portfolio turnover rate	16%		27%	16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL VALUE FUND

Portfolio Highlights

On September 30, 2006, Ivy International Value Fund had net assets totaling $138,842,070 invested in a diversified portfolio of:

93.84%	Foreign Common Stocks
4.38%	Cash and Cash Equivalents
1.78%	Other Government Securities

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund was invested by country and by industry, respectively, as follows:

Japan	$23.48
United Kingdom	$16.70
France	$15.51
Germany	$8.07
Switzerland	$5.29
Cash and Cash Equivalents	$4.38
Other Pacific Basin	$4.29
Other Europe	$4.19
Australia	$3.65
Norway	$3.08
Other	$2.94
Belgium	$2.60
Ireland	$2.18
Netherlands	$1.89
Italy	$1.75

Financial Services Stocks	$30.28
Capital Goods Stocks	$10.58
Utilities Stocks	$10.11
Consumer Nondurables Stocks	$8.66
Consumer Durables Stocks	$7.16
Technology Stocks	$5.31
Energy Stocks	$5.24
Cash and Cash Equivalents	$4.38
Transportation Stocks	$3.75
Miscellaneous Stocks	$3.71
Consumer Services Stocks	$2.49
Shelter Stocks	$2.33
Multi-Industry Stocks	$2.22
Raw Materials Stocks	$2.00
Other Government Securities	$1.78

The Investments of Ivy International Value Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Australia - 3.65%
Foster's Group Limited (A)	300,000	$1,439,921
Metcash Limited (A)	396,660	1,283,039
National Australia Bank Limited (A)	47,210	1,291,314
Rio Tinto Limited (A)	20,020	1,045,957
		5,060,231
Belgium - 2.60%
Almancora Comm. VA (A)	12,250	1,584,433
Fortis (A)	50,000	2,028,886
		3,613,319
Brazil - 0.87%
Petroleo Brasileiro S.A. - Petrobras, ADR	14,460	1,212,182

Canada - 1.76%
EnCana Corporation (A)	23,550	1,095,804
Petro-Canada (A)	33,400	1,344,964
		2,440,768
Cayman Islands - 0.31%
Actions Semiconductor Co., Ltd.*	51,200	435,712

Finland - 1.26%
Nokia Corporation, Series A, ADR	89,060	1,753,591

France - 15.51%
ALSTOM (A)*	12,270	1,110,136
BNP Paribas (A)	27,190	2,925,491
Compagnie de Saint-Gobain (A)	16,480	1,195,339
Compagnie Generale des Etablissements Michelin, Class B (A)	24,850	1,821,344
France Telecom (A)	75,700	1,737,449
Natexis Banques Populaires (A)	5,000	1,384,715
SUEZ (A)	28,640	1,259,476
Sanofi-Aventis (A)	17,632	1,569,555
Technip-Coflexip (A)	22,590	1,283,884
TOTAL S.A. (A)	37,090	2,433,912
VINCI (A)	12,190	1,357,175
Vivendi Universal (A)	95,940	3,458,711
		21,537,187
German - 6.90%
Commerzbank Aktiengesellschaft (A)	81,550	2,763,110
Deutsche Bank AG (A)	17,100	2,069,278
E.ON AG (A)	17,740	2,108,032
Infineon Technologies AG, ADR*	63,780	754,517
Siemens AG (A)	21,550	1,880,341
		9,575,278
Hong Kong - 1.35%
Agile Property Holdings Limited (A)(B)	1,478,000	1,202,791
Cheung Kong (Holdings) Limited (A)	63,000	676,445
		1,879,236
Ireland - 2.18%
Allied Irish Banks, p.l.c. (A)	45,710	1,215,479
Irish Life & Permanent plc (A)	72,120	1,807,092
		3,022,571
Italy - 1.75%
UniCredito Italiano S.p.A. (A)	291,860	2,422,267

Japan - 23.48%
Central Japan Railway Company (A)	187	1,994,667
Chubu Electric Power Company, Incorporated (A)	134,400	3,492,978
Daiwa Securities Group Inc. (A)	169,000	1,971,488
DENSO CORPORATION (A)	44,500	1,563,386
Hitachi Transport System, Ltd. (A)	131,500	1,285,778
JFE Holdings, Inc. (A)	19,900	779,996
Kurita Water Industries Ltd. (A)*	71,000	1,376,423
Matsushita Electric Industrial Co., Ltd. (A)*	61,000	1,291,005
Mitsubishi Corporation (A)	48,500	911,492
Mitsubishi Estate Co., Ltd. (A)	62,000	1,354,159
Mizuho Financial Group, Inc. (A)	240	1,861,079
NTT DoCoMo, Inc. (A)	840	1,294,222
Nissan Motor Co., Ltd. (A)*	126,500	1,416,800
Nissin Kogyo Co., Ltd. (A)*	30,900	690,590
Sega Sammy Holdings Inc. (A)	42,900	1,380,063
SHIMA SEIKI MFG., Ltd. (A)	21,000	487,111
Shimachu Co., Ltd. (A)*	45,000	1,321,905
Shimizu Corporation (A)	289,000	1,651,429
Sumitomo Metal Industries, Ltd. (A)	193,000	740,140
Sumitomo Mitsui Financial Group, Inc. (A)	190	1,994,497
Sumitomo Mitsui Financial Group, Inc. (A)(B)	29	304,423
Tokyo Electric Power Company, Incorporated (The) (A)	45,800	1,318,265
Toyota Motor Corporation (A)	39,000	2,119,619
		32,601,515
Netherlands - 1.89%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	36,600	1,284,186
TNT N.V. (A)	35,120	1,332,014
		2,616,200
New Zealand - 0.96%
Fletcher Building Limited (A)	237,830	1,332,094

Norway - 3.08%
Cermaq ASA (A)(B)	81,600	875,188
Orkla ASA (A)	34,300	1,631,807
Songa Offshore ASA (A)*	74,860	587,837
Statoil ASA (A)	50,000	1,181,703
		4,276,535
South Korea - 2.32%
Hynix Semiconductor Inc. (A)*	34,630	1,365,072
Korea Exchange Bank (A)*	83,500	1,067,741
Kyeryong Construction Industrial Co. Ltd (A)	20,000	789,432
		3,222,245
Spain - 1.11%
Tecnicas Reunidas, S.A. (A)(B)*	50,500	1,545,846

Sweden - 0.86%
Telefonaktiebolaget LM Ericsson, ADR	34,600	1,192,143

Switzerland - 5.29%
Credit Suisse Group, Registered Shares (A)	36,360	2,103,759
Nestle S.A., Registered Shares (A)	5,770	2,011,852
Swiss Reinsurance Company, Registered Shares (A)	17,740	1,357,686
Zurich Financial Services, Registered Shares (A)	7,640	1,877,236
		7,350,533
Taiwan - 0.62%
Himax Technologies, Inc., ADR*	149,380	853,707

United Kingdom - 16.09%
BAE SYSTEMS plc (A)	228,920	1,694,108
Barclays PLC (A)	218,160	2,753,091
British American Tobacco p.l.c. (A)	70,970	1,918,790
Cadbury Schweppes plc (A)	152,280	1,620,910
Diageo plc (A)	70,570	1,246,659
HSBC Holdings plc (A)	73,450	1,340,168
Old Mutual plc (A)	372,070	1,166,877
Prudential plc (A)	143,720	1,785,434
Royal Bank of Scotland Group plc (The) (A)	64,620	2,225,022
Smiths Group plc (A)	69,390	1,164,750
Vodafone Group Plc (A)	1,232,179	2,820,383
WPP Group plc (A)	108,490	1,344,724
Xstrata plc (A)	30,560	1,262,819
		22,343,735

TOTAL COMMON STOCKS - 93.84%		$130,286,895

(Cost: $119,976,035)

OTHER GOVERNMENT SECURITIES	Principal Amount in Thousands

Germany - 1.17%
Bundesschatzanweisungen Federal Treasury Notes,
2.0%, 6-15-07 (C)	EUR1,300	1,631,029

United Kingdom - 0.61%
United Kingdom Treasury,
4.5%, 3-7-07 (C)	GBP450	840,922

OTHER GOVERNMENT SECURITIES - 1.78%		$2,471,951

(Cost: $2,455,697)

SHORT-TERM SECURITIES

Commercial Paper - 3.03%
Security and Commodity Brokers
UBS Finance Delaware LLC (UBS AG),
5.34%, 10-2-06	$4,217	4,216,375

Commercial Paper (backed by irrevocable bank letter of credit) - 1.44%
Multiple Industry
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.26%, 10-18-06	2,000	1,995,032

TOTAL SHORT-TERM SECURITIES - 4.47%		$6,211,407

(Cost: $6,211,407)

TOTAL INVESTMENT SECURITIES - 100.09%		$138,970,253

(Cost: $128,643,139)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.09%)		(128,183)

NET ASSETS - 100.00%		$138,842,070

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $3,928,248 or 2.83% of total net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - Great Britain Pound)
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL VALUE FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $128,643) (Notes 1 and 3)	$138,970
Receivables:
Investment securities sold	1,254
Fund shares sold	914
Dividends and interest	409
Prepaid and other assets	31

Total assets	141,578

LIABILITIES
Payable for investment securities purchased	2,008
Payable to Fund shareholders	453
Accrued management fee (Note 2)	93
Accrued service fee (Note 2)	45
Accrued shareholder servicing (Note 2)	38
Due to custodian	29
Accrued distribution fee (Note 2)	21
Accrued accounting services fee (Note 2)	4
Accrued administrative fee (Note 2)	1
Other	44

Total liabilities	2,736

Total net assets	$138,842

NET ASSETS
Capital paid in (shares authorized - unlimited)	$120,567
Accumulated undistributed income:
Accumulated undistributed net investment income	633
Accumulated undistributed net realized gain on investment transactions	7,315
Net unrealized appreciation in value of investments	10,327

Net assets applicable to outstanding units of capital	$138,842

Net asset value per share (net assets divided by shares outstanding):
Class A	$16.14
Class B	$14.99
Class C	$14.97
Class Y	$16.20
Advisor Class	$16.07
Capital shares outstanding:
Class A	6,284
Class B	921
Class C	1,475
Class Y	96
Advisor Class	–	*

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL VALUE FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $217)	$1,578
Interest and amortization	154

Total income	1,732

Expenses (Note 2):
Accounting services fee	27
Administrative fee	6
Audit fees	21
Custodian fees	25
Distribution fee:
Class A	4
Class B	50
Class C	67
Investment management fee	497
Legal fees	–	*
Service fee:
Class A	101
Class B	18
Class C	22
Class Y	2
Shareholder servicing:
Class A	113
Class B	18
Class C	24
Class Y	2
Advisor Class	–	*
Other	63

Total expenses	1,060

Net investment income	672

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	10,617
Realized net loss on foreign currency transactions	(30)

Realized net gain on investments	10,587
Unrealized depreciation in value of investments during the period	(8,280)

Net gain on investments	2,307

Net increase in net assets resulting from operations	$2,979

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL VALUE FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$672	$(57)
Realized net gain on investments	10,587	8,135
Unrealized appreciation (depreciation)	(8,280)	11,320

Net increase in net assets resulting from operations	2,979	19,398

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)
Advisor Class	(–)	(–)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)
Advisor Class	(–)	(–)

	(–)	(–)

Capital share transactions (Note 5)	37,463	34,858

Total increase	40,442	54,256
NET ASSETS
Beginning of period	98,400	44,144

End of period	$138,842	$98,400

Undistributed net investment income (loss)	$633	$(9)

(1)See "Financial Highlights" on pages 147 - 151.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003	2002		2001

Net asset value, beginning of period	$15.73		$11.61		$10.14		$9.73		$7.65		$9.10	$11.01

Income (loss) from investment operations:
Net investment income (loss)	0.11	(1)	(0.06)		(0.02)		(0.01)		(0.02)		0.08 (1)	0.07
Net realized and unrealized gain (loss) on investments	0.30	(1)	4.18		1.49		0.42		2.10	(1.53	)(1)	(1.96	)(2)

Total from investment operations	0.41		4.12		1.47		0.41		2.08	(1.45)		(1.89)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.02)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.02)

Net asset value, end of period	$16.14		$15.73		$11.61		$10.14		$9.73		$7.65	$9.10

Total return(3)	2.61%		35.49%		14.50%		4.21%		27.19%	-15.93	%(2)	-17.17	%(2)
Net assets, end of period (in millions)	$101		$67		$17		$10		$9		$8	$$13
Ratio of expenses to average net assets including reimbursement	1.60	%(4)	1.82%		1.99%		2.16	%(4)	2.28%		1.77%	1.77%
Ratio of net investment income (loss) to average net assets including reimbursement	1.34	%(4)	0.14%		0.09%		-0.41	%(4)	-0.19%		0.91%	0.58%
Ratio of expenses to average net assets excluding reimbursement	1.60	%(4)(5)	1.82	%(5)	1.99	%(5)	2.16	%(4)(5)	2.28	%(5)	2.32%	2.15%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.34	%(4)(5)	0.14	%(5)	0.09	%(5)	-0.41	%(4)(5)	-0.19	%(5)	0.36%	0.20%
Portfolio turnover rate	53%		90%		106%		23%		148%		48%	39%

(1)Based on average weekly shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended December 31,
	9-30-06		2006	2005	3-31-04				2003		2002	2001

Net asset value, beginning of period	$14.67		$10.91		$9.60		$9.24		$7.32		$8.97		$10.94

Income (loss) from investment operations:
Net investment income (loss)	0.05 (1)		(0.12)		(0.08)		(0.03)		(0.08)		0.01 (1)		(0.02)
Net realized and unrealized gain (loss) on investments	0.27 (1)		3.88		1.39		0.39		2.00		(1.66	)(1)	(1.93)

Total from investment operations	0.32		3.76		1.31		0.36		1.92		(1.65)		(1.95)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.02)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.02)

Net asset value, end of period	$14.99		$14.67		$10.91		$9.60		$9.24		$7.32		$8.97

Total return	2.18%		34.46%		13.65%		3.90%		26.23%	-18.39%		-17.84%
Net assets, end of period (in millions)	$14		$15		$20		$24		$25		$28		$46
Ratio of expenses to average net assets including reimbursement	2.37	%(2)	2.62%		2.76%		2.91	%(2)	2.95%		2.50%		2.50%
Ratio of net investment income (loss) to average net assets including reimbursement	0.69	%(2)	-0.41%		-0.58%		-1.20	%(2)	-0.82%		0.18%		-0.15%
Ratio of expenses to average net assets excluding reimbursement	2.37	%(2)(3)	2.62	%(3)	2.76	%(3)	2.91	%(2)(3)	2.95	%(3)	3.05%		2.88%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.69	%(2)(3)	-0.41	%(3)	-0.58	%(3)	-1.20	%(2)(3)	-0.82	%(3)	-0.37%		-0.53%
Portfolio turnover rate	53%		90%		106%		23%		148%		48%		39%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-06	2006	2005	3-31-04	2003	2002	2001

Net asset value, beginning of period	$14.65	$10.90	$9.59	$9.23	$7.32	$8.97	$10.94

Income (loss) from investment operations:
Net investment income (loss)	0.04	(1)	(0.02)	(0.07)	(0.03)	(0.08)	0.01	(1)	(0.02)
Net realized and unrealized gain (loss) on investments	0.28	(1)	3.77	1.38	0.39	1.99	(1.66	)(1)	(1.93)

Total from investment operations	0.32	3.75	1.31	0.36	1.91	(1.65)	(1.95)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Net asset value, end of period	$14.97	$14.65	$10.90	$9.59	$9.23	$7.32	$8.97

Total return	2.18%	34.40%	13.66%	3.90%	26.09%	-18.39%	-17.84%
Net assets, end of period (in millions)	$22	$15	$7	$8	$8	$9	$16
Ratio of expenses to average net assets including reimbursement	2.38	%(2)	2.58%	2.79%	3.01	%(2)	3.01%	2.50%	2.51%
Ratio of net investment income (loss) to average net assets including reimbursement	0.60	%(2)	-0.50%	-0.63%	-1.30	%(2)	-0.82%	0.18%	-0.16%
Ratio of expenses to average net assets excluding reimbursement	2.38	%(2)(3)	2.58	%(3)	2.79	%(3)	3.01	%(2)(3)	3.01	%(3)	3.05%	2.89%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.60	%(2)(3)	-0.50	%(3)	-0.63	%(3)	-1.30	%(2)(3)	-0.82	%(3)	-0.37%	-0.54%
Portfolio turnover rate	53%	90%	106%	23%	148%	48%	39%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended March 31,			For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-06	2006		2005	3-31-04		12-31-03

Net asset value, beginning of period	$15.79		$11.64	$10.15	$9.74		$8.16

Income (loss) from investment operations:
Net investment income (loss)	0.10 (2)		(0.06)	(0.01)	(0.01)		(0.01)
Net realized and unrealized gain on investments	0.31 (2)		4.21	1.50	0.42		1.59

Total from investment operations	0.41		4.15	1.49	0.41		1.58

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)

Net asset value, end of period	$16.20		$15.79	$11.64	$10.15		$9.74

Total return	2.60%		35.65%	14.68%	4.21%		19.36%
Net assets, end of period (in thousands)	$1,562	$1,025		$294	$145		$125
Ratio of expenses to average net assets	1.65	%(3)	1.72%	1.82%	2.08	%(3)	1.47	%(3)
Ratio of net investment income (loss) to average net assets	1.24	%(3)	0.13%	0.29%	-0.31	%(3)	-0.38	%(3)
Portfolio turnover rate	53%		90%	106%	23%		148	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-06	2006	2005	3-31-04	2003	2002	2001

Net asset value, beginning of period	$15.65	$11.52	$10.04	$9.63	$7.54	$9.14	$11.03

Income (loss) from investment operations:
Net investment income (loss)	0.13	0.14	(2)	0.03	(2)	(0.00)	0.67	0.10	(2)	0.11
Net realized and unrealized gain (loss) on investments	0.29	3.99	(2)	1.45	(2)	0.41	1.42	(1.70	)(2)	(1.98)

Total from investment operations	0.42	4.13	1.48	0.41	2.09	(1.60)	(1.87)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Net asset value, end of period	$16.07	$15.65	$11.52	$10.04	$9.63	$7.54	$9.14

Total return	2.68%	35.85%	14.74%	4.26%	27.72%	-17.51%	-17.03%
Net assets, end of period (in thousands)	$1	$1	$31	$41	$39	$124	$377
Ratio of expenses to average net assets including reimbursement	1.38	%(3)	1.84%	1.91%	1.62	%(3)	2.59%	1.50%	1.47%
Ratio of net investment income to average net assets including reimbursement	1.67	%(3)	1.15%	0.29%	0.11	%(3)	1.43%	1.18%	0.89%
Ratio of expenses to average net assets excluding reimbursement	1.38	%(3)(4)	1.84	%(4)	1.91	%(4)	1.62	%(3)(4)	2.59	%(4)	2.05%	1.85%
Ratio of net investment income to average net assets excluding reimbursement	1.67	%(3)(4)	1.15	%(4)	0.29	%(4)	0.11	%(3)(4)	1.43	%(4)	0.63%	0.51%
Portfolio turnover rate	53%	90%	106%	23%	148%	48%	39%

(1)See Note 5 to financial statements.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MORTGAGE SECURITIES FUND

Portfolio Highlights

On September 30, 2006, Ivy Mortgage Securities Fund had net assets totaling $296,690,376 invested in a diversified portfolio of:

50.32%	Corporate Bonds
45.60%	United States Government Mortgage-Backed Obligations
4.08%	Cash and Cash Equivalents

On September 30, 2006, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	64.63%
AA	11.44%
A	6.67%
BBB	8.78%
BB	3.55%
Non-Rated	0.85%
Cash and Cash Equivalents	4.08%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

Certain U.S. government securities in which the Fund may invest, such as securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Ivy Mortgage Securities Fund
September 30, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust: 2001-2,
6.99%, 12-25-31	$1,439	$1,467,225
2002-4,
7.423%, 12-15-33	1,485	1,489,115
Asset Securitization Corporation:
1.7035%, 10-13-26 (A) (Interest Only)	5,233	224,381
2.55345%, 8-13-29 (Interest Only)	7,379	471,717
7.65%, 2-14-43	1,430	1,557,598
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	1,800	1,843,317
Banc of America Alternative Loan Trust:
2004-11,
6.0%, 12-25-34	1,350	1,338,176
2005-6,
6.0%, 7-25-35	988	981,811
2005-8:
5.57297%, 9-25-35	2,095	2,044,132
5.57297%, 9-25-35	416	400,597
2005-10,
5.66792%, 11-25-35	1,178	1,078,277
2005-12,
5.80625%, 1-25-36	1,668	1,621,818
2006-4:
6.22471%, 5-25-36	909	860,180
6.22471%, 5-25-36	651	649,960
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2001-PB1,
6.15%, 5-11-35 (A)	2,000	2,052,399
Series 2002-2,
6.2%, 7-11-43 (A)	1,200	1,244,009
Series 2003-1,
4.9%, 9-11-36 (A)	1,000	960,013
Series 2004-6,
5.104%, 12-10-42 (A)	800	778,206
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,243	1,266,511
Banc of America Funding Corporation,
5.00871%, 9-20-34	1,432	1,390,698
Banc of America Mortgage 2005-J Trust,
5.09762%, 11-25-35	2,633	2,607,740
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.5%, 7-25-33 (A)	1,298	1,196,856
Banc of America Mortgage Trust:
2004-2:
5.0%, 3-25-19	319	311,384
5.0%, 3-25-19	249	239,051
2004-3:
4.875%, 4-25-19	430	417,529
4.875%, 4-25-19	231	220,455
2004-7,
5.75%, 8-25-34	1,269	1,253,327
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750	1,806,576
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	23	582
2.57%, 3-25-11 (A)	10	250
7.54%, 5-31-17 (A)	6	189
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	2,000	2,041,597
7.015%, 1-10-28	1,448	1,465,958
Bear Stearns Commercial Mortgage Securities Inc.: Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	1,015	1,044,607
Series 2001-TOP2 Trust Fund:
7.50419%, 2-15-35 (A)	3,000	3,220,566
7.84419%, 2-15-35 (A)	795	871,362
Trust 2002-TOP6,
6.0%, 10-15-36 (A)	937	929,384
Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	522	519,624
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	695	695,297
C-Bass:
2005-CB3 Trust,
5.109%, 12-25-34	1,254	1,186,225
2006-CB2 Trust,
5.717%, 12-25-36	977	973,448
2006-MH1 Trust,
5.97%, 9-25-36 (A)	1,445	1,459,902
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	1,500	1,416,565
COMM 2006-CNL2,
5.5699%, 2-5-19 (A)	925	925,842
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36	3,540	3,534,469
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29	2,135	2,191,594
Capital Auto Receivables Asset Trust 2006-1,
7.16%, 1-15-13 (A)	1,140	1,153,893
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	2,301	2,232,967
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	2,547	2,426,906
Chase Mortgage Finance Trust:
Series 2003-S2,
5.0%, 3-25-18	2,008	1,983,562
Series 2003-S11,
5.5%, 10-25-33	956	932,255
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	38	37,594
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	1,200	1,207,949
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)	1,275	1,242,699
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36	5,000	4,864,211
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	619	621,517
DLJ Commercial Mortgage Corp. 1998-CG1,
7.37751%, 6-10-31 (A)	1,640	1,799,893
FFCA Secured Lending Corporation:
6.43%, 2-18-22 (A)	1,500	1,413,661
6.68%, 2-18-22 (A)	1,000	934,287
Ford Credit Auto Owner Trust 2006-B,
7.12%, 2-15-13 (A)	635	645,384
GMAC Commercial Mortgage Securities,
5.94%, 7-1-13 (A)	215	213,309
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	832	796,463
5.40266%, 4-25-32	1,295	1,168,940
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	1,156	1,125,012
5.25%, 11-25-32 (A)	539	528,216
Green Tree Financial Corporation:
7.65%, 4-15-19	872	904,189
8.3%, 11-15-19	668	693,208
9.1%, 4-15-25	1,075	1,358,153
9.0%, 6-15-25	1,052	1,251,583
Hilton Hotel Pool Trust:
5.83%, 10-3-15 (A)	500	505,286
7.653%, 10-3-15 (A)	1,955	2,059,641
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	323	318,248
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	2,300	2,393,045
J.P. Morgan Mortgage Acquisition Trust:
2006-CW2,
6.337%, 8-25-36	2,725	2,772,558
2006-WF1,
6.41%, 7-25-36	2,510	2,559,207
J.P. Morgan Mortgage Trust:
2004-A3,
4.30156%, 7-25-34	1,587	1,541,251
2005-S2,
5.66689%, 9-25-35	2,278	2,247,319
2006-S3,
6.187%, 8-25-36	1,222	1,231,892
Lehman ABS Manufactured Housing Contract Trust 2001-B,
5.873%, 5-15-22	922	924,330
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	3,057	3,059,110
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	1,568	1,534,983
MMCA Auto Owner Trust 2002-2,
4.67%, 3-15-10	589	586,629
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	74	73,493
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (A)	46	46,206
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	386	392,558
6.497%, 8-15-37	1,403	1,403,084
Mid-State Trust:
7.4%, 7-1-35	1,460	1,516,994
7.79%, 7-1-35	642	664,426
Morgan Stanley Dean Witter Capital I Trust 2002-IQ3,
6.60835%, 9-15-37 (A)	768	786,069
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.0668%, 11-28-35 (A) (Interest Only)	33,100	867,165
5.88%, 11-28-35 (A)	680	651,946
5.88%, 11-28-35 (A)	340	332,744
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	1,000	951,547
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	1,650	1,698,425
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (A)	477	480,448
7.375%, 8-15-27	424	428,804
Origen Manufactured Housing Contract Trust:
2004-A:
5.7%, 1-15-35	543	535,926
5.91%, 1-15-35	1,600	1,586,639
2004-B,
4.75%, 8-15-21	400	384,337
2005-A,
4.97%, 10-15-21	935	906,845
2005-B:
5.605%, 5-15-22	360	358,494
5.91%, 1-15-37	600	596,378
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	2,450	2,462,854
Prudential Home Mortgage Securities:
6.98001%, 9-28-08 (A)	11	11,120
6.73001%, 4-28-24 (A)	4	4,401
8.05012%, 9-28-24 (A)	29	28,765
RALI Series:
2003-QS10 Trust,
5.5%, 5-25-33	2,202	2,170,820
2003-QS11 Trust,
5.75%, 6-25-33	2,539	2,513,381
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	1,075	1,046,097
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
6.73%, 9-10-35 (A)	1,310	1,332,866
RFMSI Series 2004-S5 Trust:
4.5%, 5-25-19	359	343,200
4.5%, 5-25-19	179	168,517
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30	1,572	1,615,880
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35	1,575	1,499,238
Structured Asset Mortgage Investments, Inc.:
6.75%, 4-30-30	22	21,909
6.75%, 4-30-30	10	10,176
Structured Asset Securities Corporation:
5.54%, 11-25-32	642	638,118
5.25%, 8-25-33	1,329	1,265,550
5.25%, 8-25-33	579	544,496
5.63%, 5-25-34	1,100	1,086,637
6.0%, 6-25-34	2,750	2,731,741
Vanderbilt Mortgage and Finance, Inc.:
7.07%, 12-7-14	96	95,993
7.955%, 12-7-24	878	923,345
7.525%, 11-7-26	915	928,948
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (A)	964	927,536
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.59932%, 12-25-32	993	978,889
Wells Fargo Mortgage Backed Securities: 2003- 4 Trust,
5.5%, 6-25-33	955	897,856
2004-1 Trust (The),
5.5%, 2-25-34	1,664	1,631,616
2005-16 Trust,
5.75%, 1-25-36	500	497,431
2006-9 Trust,
6.0%, 8-25-36	2,772	2,734,590

TOTAL CORPORATE DEBT SECURITIES - 50.32%		$149,294,367

(Cost: $150,764,103)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	2,000	1,917,552
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
9.49673%, 3-15-09	565	590,672
5.5%, 12-1-17	821	823,037
5.5%, 9-1-19	1,515	1,515,951
5.5%, 5-1-20	1,879	1,879,009
5.5%, 6-1-20	1,561	1,561,196
3.5%, 2-15-30	2,000	1,874,942
6.5%, 9-1-32	1,281	1,315,268
5.0%, 7-15-33	2,505	2,388,335
5.5%, 5-1-34	1,031	1,021,089
5.5%, 5-1-34	1,418	1,404,606
6.5%, 5-1-34	1,006	1,026,201
5.5%, 10-1-34	1,159	1,145,713
5.5%, 7-1-35	5,212	5,142,283
5.0%, 8-1-35	980	942,719
5.5%, 10-1-35	1,854	1,830,064
5.0%, 12-1-35	947	911,081
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	1,651	1,655,272
6.0%, 1-1-18	515	523,205
5.5%, 2-1-18	526	526,941
5.5%, 3-1-18	2,407	2,411,905
5.0%, 5-1-18	1,579	1,556,276
5.0%, 10-1-18	1,612	1,588,547
5.5%, 9-1-19	413	412,914
5.5%, 2-1-24	601	598,358
6.0%, 8-1-29	477	481,310
7.0%, 11-1-31	224	231,441
6.5%, 2-1-32	207	212,861
6.5%, 2-1-32	179	183,393
6.5%, 2-1-32	148	152,050
7.0%, 2-1-32	302	312,314
7.0%, 3-1-32	419	433,283
6.5%, 4-1-32	89	91,005
6.5%, 5-1-32	167	171,708
6.5%, 7-1-32	774	794,741
6.0%, 9-1-32	175	176,860
6.0%, 10-1-32	1,096	1,107,680
6.0%, 10-1-32	1,134	1,146,268
6.5%, 10-1-32	74	75,954
6.0%, 11-1-32	986	996,495
6.0%, 11-1-32	566	571,509
6.0%, 3-1-33	1,465	1,479,861
6.0%, 3-1-33	1,344	1,357,787
6.0%, 3-1-33	924	933,598
6.0%, 3-1-33	281	283,480
5.5%, 4-1-33	1,901	1,879,940
5.5%, 5-1-33	619	611,398
5.5%, 5-1-33	327	323,175
6.0%, 6-1-33	1,993	2,006,118
5.0%, 11-1-33	1,884	1,817,003
6.0%, 12-1-33	602	607,430
5.0%, 1-1-34	1,823	1,758,222
5.5%, 1-1-34	1,723	1,702,695
5.0%, 3-1-34	1,074	1,035,419
5.0%, 3-1-34	432	416,447
5.5%, 3-1-34	2,715	2,686,587
5.5%, 4-1-34	2,571	2,538,343
5.5%, 4-1-34	2,215	2,191,255
5.0%, 5-1-34	203	195,144
5.5%, 7-1-34	2,031	2,008,032
6.0%, 8-1-34	718	722,046
5.5%, 9-1-34	1,524	1,504,974
6.0%, 9-1-34	1,048	1,054,613
6.5%, 9-1-34	1,391	1,418,379
5.0%, 10-1-34	600	576,563
5.5%, 10-1-34	2,221	2,193,601
5.5%, 10-1-34	1,400	1,379,000
6.0%, 10-1-34	5,506	5,530,089
5.5%, 11-1-34	829	816,698
6.0%, 11-1-34	479	482,211
6.5%, 11-1-34	98	99,731
6.0%, 12-1-34	5,642	5,676,262
5.5%, 1-1-35	758	747,475
4.5%, 2-1-35	497	465,600
5.5%, 2-1-35	2,853	2,813,405
5.5%, 2-1-35	2,200	2,174,046
5.5%, 2-1-35	1,310	1,293,189
4.787%, 3-1-35	2,558	2,513,188
6.5%, 3-1-35	1,486	1,519,010
6.0%, 4-1-35	2,123	2,132,851
5.172%, 6-1-35	1,235	1,223,049
6.0%, 6-1-35	3,196	3,215,639
4.673%, 7-1-35	1,527	1,510,224
5.0%, 7-1-35	902	867,582
5.5%, 7-1-35	935	921,893
5.5%, 10-1-35	1,949	1,923,428
5.5%, 10-1-35	1,070	1,055,658
5.5%, 2-1-36	1,920	1,879,412
6.5%, 2-1-36	743	757,122
6.5%, 6-1-36	1,419	1,445,353
6.0%, 8-1-36	2,188	2,198,177
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
1.22286%, 3-16-34	8,281	388,936
0.9032%, 7-16-40	4,579	170,590
0.32318%, 3-16-42	20,033	298,825
0.97056%, 6-17-45	20,228	1,140,821
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	662	676,440
6.25%, 7-15-24	289	296,291
5.5%, 3-16-32	4,575	4,558,893
5.0%, 7-15-34	1,029	1,000,356
5.5%, 12-15-34	1,961	1,949,059
6.0%, 10-1-36	2,800	2,833,250
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1,
7.21222%, 2-15-25	253	262,562
1995-1 Class 2,
7.7925%, 2-15-25	85	88,701

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 45.60%		$135,309,134

(Cost: $137,825,739)

SHORT-TERM SECURITIES

Aluminum - 0.67%
Alcan Aluminum Corp.,
5.5%, 10-2-06	1,988	1,987,696

Beverages - 1.68%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.25%, 10-12-06	5,000	4,991,979

Finance Companies - 1.68%
General Electric Capital Corporation,
5.23%, 10-27-06	5,000	4,981,114

Food and Related - 1.69%
General Mills, Inc.,
5.3%, 10-2-06	5,000	4,999,264

Publishing - 1.35%
Gannett Co., Inc.,
5.26%, 10-3-06	4,000	3,998,831

Retail - General Merchandise - 0.62%
Home Depot, Inc. (The),
5.36%, 10-2-06	1,850	1,849,725

TOTAL SHORT-TERM SECURITIES - 7.69%		$22,808,609

(Cost: $22,808,609)

TOTAL INVESTMENT SECURITIES - 103.61%		$307,412,110

(Cost: $311,398,451)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.61%)		(10,721,734)

NET ASSETS - 100.00%		$296,690,376

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $40,962,232 or 13.81% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MORTGAGE SECURITIES FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $311,398) (Notes 1 and 3)	$307,412
Receivables:
Investment securities sold	5,901
Interest	1,414
Fund shares sold	738
Prepaid and other assets	26

Total assets	315,491

LIABILITIES
Payable for investment securities purchased	17,716
Payable to Fund shareholders	411
Accrued management fee (Note 2)	120
Dividends payable	117
Due to custodian	112
Accrued service fee (Note 2)	108
Accrued shareholder servicing (Note 2)	85
Accrued distribution fee (Note 2)	18
Accrued accounting services fee (Note 2)	8
Other	106

Total liabilities	18,801

Total net assets	$296,690

NET ASSETS
Capital paid in (shares authorized - unlimited)	$301,784
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	–
Accumulated undistributed net realized loss on investment transactions	(1,108)
Net unrealized depreciation in value of investments	(3,986)

Net assets applicable to outstanding units of capital	$296,690

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.56
Class B	$10.56
Class C	$10.56
Class Y	$10.56
Capital shares outstanding:
Class A	24,403
Class B	1,046
Class C	1,743
Class Y	884

See Notes to Financial Statements.

Statement of Operations
      IVY MORTGAGE SECURITIES FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$8,550

Expenses (Note 2):
Accounting services fee	48
Audit fees	14
Custodian fees	14
Distribution fee:
Class A	11
Class B	40
Class C	69
Class Y	– *
Investment management fee	707
Legal fees	2
Service fee:
Class A	297
Class B	13
Class C	23
Class Y	10
Shareholder servicing:
Class A	362
Class B	29
Class C	30
Class Y	7
Other	102

Total	1,778

Net investment income	6,772

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(252)
Realized net loss on futures	(27)

Realized net loss on investments	(279)
Unrealized appreciation in value of investments during the period	3,158

Net gain on investments	2,879

Net increase in net assets resulting from operations	$9,651

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MORTGAGE SECURITIES FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$6,772	$11,152
Realized net loss on investments	(279)	(761)
Unrealized appreciation (depreciation)	3,158	(5,078)

Net increase in net assets resulting from operations	9,651	5,313

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(5,984)	(9,905)
Class B	(204)	(323)
Class C	(377)	(623)
Class Y	(207)	(301)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(6,772)	(11,152)

Capital share transactions (Note 5)	13,922	72,999

Total increase	16,801	67,160
NET ASSETS
Beginning of period	279,889	212,729

End of period	$296,690	$279,889

Undistributed net investment income (loss)	$–	$ (– )*

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 167 - 170.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended		For the fiscal year ended September 30,
	9-30-06		2006	2005	3-31-04		2003	2002		2001

Net asset value, beginning of period	$10.44		$10.68	$10.96	$10.97		$11.07		$10.99	$10.37

Income (loss) from investment operations:
Net investment income	0.25		0.48	0.49	0.25		0.59		0.70	0.73
Net realized and unrealized gain (loss) on investments	0.12		(0.24)	(0.27)	0.03		(0.12)		0.11	0.65

Total from investment operations	0.37		0.24	0.22	0.28		0.47		0.81	1.38

Less distributions from:
Net investment income	(0.25)		(0.48)	(0.49)	(0.25)		(0.57)		(0.72)	(0.72)
Capital gains	(0.00)		(0.00)	(0.01)	(0.04)		(0.00)		(0.00)	(0.00)
Tax return of capital	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)		(0.01)	(0.04)

Total distributions	(0.25)		(0.48)	(0.50)	(0.29)		(0.57)		(0.73)	(0.76)

Net asset value, end of period	$10.56		$10.44	$10.68	$10.96		$10.97		$11.07	$10.99

Total return(1)	3.66%		2.24%	2.12%	2.70%		4.19	%(2)	7.88%	13.90%
Net assets, end of period (in millions)	$258		$243	$188	$134		$91		$67	$42
Ratio of expenses to average net assets including reimbursement	1.17	%(3)	1.05%	0.95%	1.05	%(3)(4)	0.97%		0.95%	0.95%
Ratio of net investment income to average net assets including reimbursement	4.87	%(3)	4.51%	4.59%	4.56	%(3)(4)	5.27%		6.24%	6.75%
Ratio of expenses to average net assets excluding reimbursement	1.17	%(3)(5)	1.16%	1.23%	1.38	%(3)(4)	1.12%		1.21%	1.31%
Ratio of net investment income to average net assets excluding reimbursement	4.87	%(3)(5)	4.40%	4.31%	4.22	%(3)(4)	5.12%		5.98%	6.39%
Portfolio turnover rate	70%		154%	200%	57%		83%		99%	55%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 4.28%.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown reflect a blended rate that includes income and expenses for those Class B and Class C shares before October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 0.95% of average net assets.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$10.44		$10.68	$10.96	$10.87
Income (loss) from investment operations:
Net investment income	0.19		0.36	0.37	0.12
Net realized and unrealized gain (loss) on investments	0.12		(0.24)	(0.27)	0.13

Total from investment operations	0.31		0.12	0.10	0.25

Less distributions from:
Net investment income	(0.19)		(0.36)	(0.37)	(0.12)
Capital gains	(0.00)		(0.00)	(0.01)	(0.04)

Total distributions	(0.19)		(0.36)	(0.38)	(0.16)

Net asset value, end of period	$10.56		$10.44	$10.68	$10.96

Total return	3.12%		1.12%	0.92%	2.32%
Net assets, end of period (in millions)	$11		$11	$7	$1
Ratio of expenses to average net assets	2.20	%(2)	2.16%	2.16%	1.89	%(2)
Ratio of net investment income to average net assets	3.85	%(2)	3.41%	3.29%	3.59	%(2)
Portfolio turnover rate	70%		154%	200%	57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$10.44		$10.68	$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.21		0.38	0.38	0.12
Net realized and unrealized gain (loss) on investments	0.12		(0.24)	(0.27)	0.13

Total from investment operations	0.33		0.14	0.11	0.25

Less distributions from:
Net investment income	(0.21)		(0.38)	(0.38)	(0.12)
Capital gains	(0.00)		(0.00)	(0.01)	(0.04)

Total distributions	(0.21)		(0.38)	(0.39)	(0.16)

Net asset value, end of period	$10.56		$10.44	$10.68	$10.96

Total return	3.25%		1.34%	1.05%	2.32%
Net assets, end of period (in millions)	$19		$19	$12	$2
Ratio of expenses to average net assets	1.95	%(2)	1.93%	2.03%	1.86	%(2)
Ratio of net investment income to average net assets	4.09	%(2)	3.63%	3.41%	3.61	%(2)
Portfolio turnover rate	70%		154%	200%	57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$10.44		$10.68	$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.25		0.48	0.48	0.15
Net realized and unrealized gain (loss) on investments	0.12		(0.24)	(0.27)	0.13

Total from investment operations	0.37		0.24	0.21	0.28

Less distributions from:
Net investment income	(0.25)		(0.48)	(0.48)	(0.15)
Capital gains	(0.00)		(0.00)	(0.01)	(0.04)

Total distributions	(0.25)		(0.48)	(0.49)	(0.19)

Net asset value, end of period	$10.56		$10.44	$10.68	$10.96

Total return	3.73%		2.26%	1.95%	2.56%
Net assets, end of period (in millions)	$9		$7	$6	$3
Ratio of expenses to average net assets	1.03	%(2)	1.03%	1.12%	1.09	%(2)
Ratio of net investment income to average net assets	5.02	%(2)	4.53%	4.41%	4.38	%(2)
Portfolio turnover rate	70%		154%	200%	57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY PACIFIC OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2006, Ivy Pacific Opportunities Fund had net assets totaling $293,521,571 invested in a diversified portfolio of:

91.84%	Foreign Common Stocks
7.65%	Cash and Cash Equivalents
0.51%	Domestic Common Stock

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund was invested by country and by industry, respectively, as follows:

Taiwan	$20.47
South Korea	$19.57
Hong Kong	$13.63
China	$11.24
Cash and Cash Equivalents	$7.65
India	$7.32
Singapore	$6.58
Other	$5.18
Other Pacific Basin	$5.10
Thailand	$3.26

Technology Stocks	$19.64
Financial Services Stocks	$16.54
Multi-Industry Stocks	$9.92
Shelter Stocks	$8.54
Cash and Cash Equivalents	$7.65
Miscellaneous Stocks	$6.94
Capital Goods Stocks	$6.57
Energy Stocks	$6.55
Business Equipment and Services Stocks	$5.68
Utilities Stocks	$5.61
Consumer Nondurables Stocks	$3.41
Raw Materials Stocks	$2.95

The Investments of Ivy Pacific Opportunities Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Australia - 1.97%
Macquarie Bank Limited (A)	35,000	$1,803,814
Macquarie Infrastructure Group (A)	600,000	1,430,978
Rio Tinto Limited (A)	48,620	2,540,181
		5,774,973
Bermuda - 0.60%
REXCAPITAL Financial Holdings Limited (A)*	37,575,000	1,760,428

Cayman Islands - 3.18%
Actions Semiconductor Co., Ltd.*	220,800	1,879,008
China Techfaith Wireless Communication Technology Limited, ADR*	272,100	2,172,718
KongZhong Corporation, ADR*	300,000	2,176,500
New Oriental Education & Technology Group Inc., ADR*	66,000	1,600,500
Shanda Interactive Entertainment Limited, ADR*	100,000	1,499,500
		9,328,226
China - 11.24%
China GrenTech Corporation Limited, ADR*	375,504	3,865,814
China Life Insurance Company Limited, H Shares (A)	1,000,000	1,956,191
China Mobile (Hong Kong) Limited (A)	459,000	3,243,369
China Resources Power Holdings Company Limited (A)	1,600,000	1,692,285
China Shenhua Energy Company Limited, H Shares (A)(B)	1,200,000	1,931,546
Heng Tai Consumables Group Limited (A)	18,000,000	1,501,800
Mindray Medical International Limited, ADR*	40,000	667,600
NetEase.com, Inc., ADR*	91,280	1,494,254
PetroChina Company Limited, H Shares (A)	3,500,000	3,764,769
PetroChina Company Limited, H Shares (A)(B)	1,526,000	1,641,439
Suntech Power Holdings Co., Ltd., ADR*	100,000	2,583,000
Tong Ren Tang Technologies Co. Ltd. (A)	1,000,000	1,730,279
Vimicro International Corporation, ADR*	225,000	2,477,250
Wah Sang Gas Holdings Limited (A)(C)*	736,000	15,116
ZTE Corporation, H Shares (A)	1,200,000	4,436,087
		33,000,799
Hong Kong - 13.63%
Agile Property Holdings Limited (A)	1,000,000	813,796
Agile Property Holdings Limited (A)(B)	3,000,000	2,441,388
Beijing Enterprises Holdings Limited (A)	2,000,000	3,773,754
Cheung Kong (Holdings) Limited (A)	450,000	4,831,753
China BlueChemical Ltd. (A)(B)*	500,000	145,046
China Merchants Bank Co., Limited (A)(B)*	2,000,000	2,818,763
China Oilfield Services Limited (A)	5,800,000	3,119,380
China Yurun Food Group Limited (A)	3,500,000	2,911,182
Hutchison Whampoa Limited, Ordinary Shares (A)	370,000	3,267,507
Lee & Man Paper Manufacturing Limited (A)	1,658,000	3,111,417
Panva Gas Holdings Limited (A)*	5,000,000	1,707,175
Shimao Property Holdings Limited (A)*	2,000,000	2,141,028
Shui On Land Limited (A)(B)*	2,500,000	1,716,802
Singamas Container Holdings Limited (A)	3,500,000	1,841,952
Sinolink Worldwide Holdings Limited (A)	11,680,000	2,623,658
Sun Hung Kai Properties Limited (A)	250,000	2,729,233
		39,993,834
India - 7.32%
Bharat Heavy Electricals Limited (A)	84,570	4,417,344
Bharti Airtel Limited (A)*	36,600	398,276
ICICI Bank Limited, ADR	150,000	4,606,500
Infosys Technologies Limited (A)	90,000	3,624,790
ONGC Videsh Limited (A)	200,000	5,094,611
Tata Motors Limited (A)	178,000	3,339,850
		21,481,371
Indonesia - 0.93%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Series B Shares (A)	2,982,000	2,731,480

Malaysia - 2.20%
Genting Berhad (A)	200,000	1,306,941
IOI Corporation Berhad (A)	535,700	2,353,129
LION DIVERSIFIED HOLDINGS BERHAD (A)	2,000,000	2,792,842
		6,452,912
Singapore - 6.58%
DBS Group Holdings Ltd (A)	266,000	3,215,615
Hongkong Land Holdings Limited	848,300	3,291,404
K-REIT Asia (A)	2,092,400	2,345,016
Keppel Corporation Limited (A)	362,540	3,378,304
Keppel Land Limited (A)	1,000,000	3,122,934
SembCorp Industries Ltd (A)	1,000,000	2,115,536
Singapore Telecommunications Limited (A)	1,209,350	1,857,903
		19,326,712
South Korea - 19.57%
Daegu Bank, Ltd. (A)	180,000	3,015,059
Daelim Industrial Co., Ltd. (A)	37,000	2,522,061
GMARKET INC., ADR*	43,000	625,650
Hana Financial Group, Inc. (A)	115,000	5,262,351
Hynix Semiconductor Inc. (A)*	140,000	5,518,626
Kookmin Bank (A)	108,000	8,514,452
Korea Exchange Bank (A)*	200,000	2,557,464
Kyeryong Construction Industrial Co. Ltd (A)	78,000	3,078,785
LG Chem, Ltd. (A)	48,500	1,927,186
Lotte Shopping Co., Ltd., GDR*	106,820	1,867,214
Lotte Shopping Co., Ltd., GDR (B)*	50,000	874,000
Phicom Corporation (A)	160,000	929,987
SK Corporation (A)	46,000	3,057,754
SK Telecom Co., Ltd. (A)	15,000	3,194,188
Samsung Electronics Co., Ltd. (A)	16,960	11,901,125
Shinsegae Co., Ltd. (A)	5,000	2,589,168
		57,435,070
Taiwan - 20.47%
ASE Test Limited*	150,000	1,284,000
Asustek Computer Inc. (A)	1,281,500	3,008,461
Cathay Financial Holding Co., Ltd. (A)	1,259,662	2,523,320
Chunghwa Telecom Co., Ltd., ADR	190,740	3,301,709
E.Sun Financial Holding Co., Ltd. (A)	5,100,000	3,058,690
Far Eastern Textile Ltd. (A)	3,816,000	2,830,510
Foxconn Technology Co., Ltd. (A)	397,900	3,582,573
Himax Technologies, Inc., ADR*	500,000	2,857,500
Hon Hai Precision Ind. Co., Ltd. (A)	744,000	4,529,526
iShares MSCI Taiwan Index Fund	650,000	8,417,500
MediaTek Incorporation (A)	372,900	3,537,748
Nan Ya Printed Circuit Board Corporation (A)	375,000	2,594,607
TSRC Corporation (A)	3,195,000	1,766,553
Taiwan Fertilizer Co., Ltd. (A)	1,500,000	2,438,251
Taiwan Semiconductor Manufacturing Company Ltd. (A)	3,077,367	5,550,837
Wistron Corporation (A)	3,151,470	3,575,427
Yuanta Core Pacific Securities Co., Ltd. (A)	4,000,000	2,664,854
ZyXEL Communications Corporation (A)	1,966,200	2,563,382
		60,085,448
Thailand - 3.26%
Bangkok Bank Public Company Limited (A)	824,000	2,412,884
Banpu Public Company Limited, Registered Shares (A)	650,000	2,526,288
LAND AND HOUSES PUBLIC COMPANY LIMITED (A)	3,405,700	675,428
PTT Public Company Limited (A)	315,000	1,811,260
Thai Oil Public Company Limited (A)	1,000,000	1,597,231
Thai Oil Public Company Limited (A)(B)	350,000	559,031
		9,582,122
United Kingdom - 0.89%
Standard Chartered PLC (A)(C)	103,050	2,624,129

United States - 0.51%
Comtech Group, Inc.*	100,000	1,497,500

TOTAL COMMON STOCKS - 92.35%		$271,075,004

(Cost: $235,984,986)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 1.02%
Three Pillars Funding LLC,
5.26%, 10-20-06	$3,000	2,991,672

Multiple Industry - 1.70%
General Electric Capital Corporation,
5.23%, 10-27-06	5,000	4,981,114

Security and Commodity Brokers - 1.16%
UBS Finance Delaware LLC (UBS AG),
5.34%, 10-2-06	3,401	3,400,495

Total Commercial Paper - 3.88%		11,373,281

Commercial Paper (backed by irrevocable bank letter of credit) - 1.36%
Multiple Industry
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.27%, 10-18-06	4,000	3,990,046

TOTAL SHORT-TERM SECURITIES - 5.24%		$15,363,327

(Cost: $15,363,327)

TOTAL INVESTMENT SECURITIES - 97.59%		$286,438,331

(Cost: $251,348,313)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.41%		7,083,240

NET ASSETS - 100.00%		$293,521,571

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $12,128,015 or 4.13% of net assets.
(C)Securities valued in good faith by management's valuation committee subject to the supervision of the Board of Trustees.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY PACIFIC OPPORTUNITIES FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $251,348) (Notes 1 and 3)	$286,438
Cash	707
Cash denominated in foreign currencies (cost - $7,217)	7,187
Receivables:
Dividends and interest	1,768
Fund shares sold	1,242
Prepaid and other assets	40

Total assets	297,382

LIABILITIES
Payable for investment securities purchased	2,497
Payable to Fund shareholders	390
Accrued management fee (Note 2)	236
Accrued shareholder servicing (Note 2)	123
Accrued service fee (Note 2)	65
Accrued distribution fee (Note 2)	22
Accrued accounting services fee (Note 2)	6
Accrued administrative fee (Note 2)	2
Other	519

Total liabilities	3,860

Total net assets	$293,522

NET ASSETS
Capital paid in (shares authorized - unlimited)	$243,555
Accumulated undistributed income:
Accumulated undistributed net investment income	621
Accumulated undistributed net realized gain
on investment transactions	14,513
Net unrealized appreciation in value of investments	34,833

Net assets applicable to outstanding units of capital	$293,522

Net asset value per share (net assets divided by shares outstanding):
Class A	$14.66
Class B	$13.53
Class C	$13.71
Class Y	$14.77
Advisor Class	$14.38
Capital shares outstanding:
Class A	17,151
Class B	1,039
Class C	1,642
Class Y	368
Advisor Class	6

See Notes to Financial Statements.

Statement of Operations
      IVY PACIFIC OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $444)	$3,463
Interest and amortization	333

Total income	3,796

Expenses (Note 2):
Accounting services fee	35
Administrative fee	13
Audit fees	11
Custodian fee	130
Distribution fee:
Class A	14
Class B	48
Class C	78
Class Y	–	*
Investment management fee	1,311
Legal fees	2
Service fee:
Class A	266
Class B	16
Class C	26
Class Y	6
Shareholder servicing:
Class A	463
Class B	45
Class C	44
Class Y	4
Advisor Class	–	*
Other	69

Total expenses	2,581

Net investment income	1,215

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	8,740
Realized net loss on foreign currency transactions	(350)

Realized net gain on investments	8,390
Unrealized depreciation in value of investments during the period	(4,199)

Net gain on investments	4,191

Net increase in net assets resulting from operations	$5,406

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY PACIFIC OPPORTUNITIES FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,215	$171
Realized net gain on investments	8,390	10,443
Unrealized appreciation (depreciation)	(4,199)	32,645

Net increase in net assets resulting from operations	5,406	43,259

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(–)	(427)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(14)
Advisor Class	(–)	(1)
Realized gains on investment transactions:
Class A	(–)	(977)
Class B	(–)	(71)
Class C	(–)	(102)
Class Y	(–)	(19)
Advisor Class	(–)	(1)

	(–)	(1,612)

Capital share transactions (Note 5)	64,090	103,589

Total increase	69,496	145,236
NET ASSETS
Beginning of period	224,026	78,790

End of period	$293,522	$224,026

Undistributed net investment income (loss)	$621	$(244)

(1)See "Financial Highlights" on pages 180 - 184.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-06	2006	2005	3-31-04	2003	2002	2001

Net asset value, beginning of period	$14.32	$10.61	$9.55	$9.11	$5.96	$6.72	$7.42

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.02	(1)	(0.07)	0.00	(0.02)	0.01	(1)	(0.03	)(1)
Net realized and unrealized gain (loss) on investments	0.27	3.83	(1)	1.13	0.44	3.17	(0.77	)(2)	(0.66	)(2)

Total from investment operations	0.34	3.85	1.06	0.44	3.15	(0.76)	(0.69)

Less distributions from:
Net investment income	(0.00)	(0.04)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Capital gains	(0.00)	(0.10)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.14)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)

Net asset value, end of period	$14.66	$14.32	$10.61	$9.55	$9.11	$5.96	$6.72

Total return(3)	2.37%	36.51%	11.10%	4.83%	52.85%	-11.31	%(2)	-9.29	%(2)
Net assets, end of period (in millions)	$251	$191	$64	$29	$18	$5	$6
Ratio of expenses to average net assets including reimbursement	1.86	% (4)	1.95%	2.22%	2.07	%(4)	2.64%	2.21%	2.21%
Ratio of net investment income (loss) to average net assets including reimbursement	1.03	%(4)	0.24%	-0.80%	-1.07	%(4)	-0.39%	0.20%	-0.49%
Ratio of expenses to average net assets excluding reimbursement	1.86	%(4)(5)	1.95	%(5)	2.22	%(5)	2.07	%(4)(5)	2.73%	3.52%	3.57%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.03	%(4)(5)	0.24	%(5)	-0.80	%(5)	-1.07	%(4)(5)	-0.48%	-1.11%	-1.85%
Portfolio turnover rate	34%	87%	87%	61%	187%	16%	82%

(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended			For the fiscal year ended December 31,
	9-30-06		2006		2005	3-31-04			2003	2002		2001

Net asset value, beginning of period	$13.29		$9.91		$9.01		$8.61		$5.75	$6.56		$7.33

Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.06	)(1)	(0.13)		(0.04)		(0.06)	(0.04	)(1)	(0.08	)(1)
Net realized and unrealized gain (loss) on investments	0.21		3.54	(1)	1.03		0.44		2.92	(0.77)		(0.68)

Total from investment operations	0.24		3.48		0.90		0.40		2.86	(0.81)		(0.76)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.01)
Capital gains	(0.00)		(0.10)		(0.00)		(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.10)		(0.00)		(0.00)		(0.00)	(0.00)		(0.01)

Net asset value, end of period	$13.53		$13.29		$9.91		$9.01		$8.61	$5.75		$6.56

Total return	1.81%		35.26%		9.99%		4.65%		49.74%	-12.35%	-10.35%
Net assets, end of period (in millions)	$14		$11		$6		$6		$6	$3		$4
Ratio of expenses to average net assets including reimbursement	2.91	%(2)	2.91%		3.06%		2.86	%(2)	3.46%	2.96%		2.95%
Ratio of net investment loss to average net assets including reimbursement	-0.02	%(2)	-0.51%		-1.57%		-1.92	%(2)	-1.15%	-0.55%		-1.22%
Ratio of expenses to average net assets excluding reimbursement	2.91	%(2)(3)	2.91	%(3)	3.06	%(3)	2.86	%(2)(3)	3.55%	4.27%		4.31%
Ratio of net investment loss to average net assets excluding reimbursement	-0.02	%(2)(3)	-0.51	%(3)	-1.57	%(3)	-1.92	%(2)(3)	-1.24%	-1.86%		-2.58%
Portfolio turnover rate	34%		87%		87%		61%		187%	16%		82%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-06	2006	2005	3-31-04	2003	2002	2001

Net asset value, beginning of period	$13.45	$10.01	$9.09	$8.68	$5.75	$6.55	$7.31

Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.06	)(1)	(0.09)	(0.02)	(0.05)	(0.03	)(1)	(0.08	)(1)
Net realized and unrealized gain (loss) on investments	0.23	3.60	(1)	1.01	0.43	2.98	(0.77)	(0.67)

Total from investment operations	0.26	3.54	0.92	0.41	2.93	(0.80)	(0.75)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Capital gains	(0.00)	(0.10)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.10)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)

Net asset value, end of period	$13.71	$13.45	$10.01	$9.09	$8.68	$5.75	$6.55

Total return	1.93%	35.51%	10.12%	4.72%	50.96%	-12.21%	-10.25%
Net assets, end of period (in millions)	$23	$18	$7	$3	$2	$1	$1
Ratio of expenses to average net assets including reimbursement	2.61	%(2)	2.75%	3.06%	2.57	%(2)	3.48%	2.94%	2.90%
Ratio of net investment income (loss) to average net assets including reimbursement	0.29	%(2)	-0.50%	-1.68%	-1.59	%(2)	-1.14%	-0.53%	-1.18%
Ratio of expenses to average net assets excluding reimbursement	2.61	%(2)(3)	2.75	%(3)	3.06	%(3)	2.57	%(2)(3)	3.57%	4.25%	4.26%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.29	%(2)(3)	-0.50	%(3)	-1.68	%(3)	-1.59	%(2)(3)	-1.23%	-1.84%	-2.54%
Portfolio turnover rate	34%	87%	87%	61%	187%	16%	82%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended			For the period from 7-24-03(1) to
	9-30-06		2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$14.41		$10.67		$9.58		$9.13		$6.85

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.04 (2)		(0.04)		(0.00)		(0.01)
Net realized and unrealized in on investments	0.28		3.87 (2)		1.13		0.45		2.29

Total from investment operations	0.36		3.91		1.09		0.45		2.28

Less distributions from:
Net investment income	(0.00)		(0.07)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.10)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.17)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$14.77		$14.41		$10.67		$9.58		$9.13

Total return	2.50%		36.90%		11.38%		4.93%		33.28%
Net assets, end of period (in thousands)	$5,437		$3,790		$1,100		$707		$497
Ratio of expenses to average net assets including reimbursement	1.61	%(3)	1.68%		1.88%		1.64	%(3)	2.01	%(3)
Ratio of net investment income (loss) to average net assets including reimbursement	1.30	%(3)	0.46%		-0.47%		-0.68	%(3)	-0.40	%(3)
Ratio of expenses to average net assets excluding reimbursement	1.61	%(3)(5)	1.68	%(5)	1.88	%(5)	1.64	%(3)(5)	2.18	%(3)
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.30	%(3)(5)	0.46	%(5)	-0.47	%(5)	-0.68	%(3)(5)	-0.57	%(3)
Portfolio turnover rate	34%		87%		87%		61%		187	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2003.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended			For the fiscal year ended December 31,
	9-30-06		2006	2005		3-31-04			2003	2002	2001

Net asset value, beginning of period	$14.01		$10.38		$9.28		$8.85		$5.81	$6.59	$7.30

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.14 (2)		(0.01)		(0.01)		(0.01)	0.04 (2)	(0.02	)(2)
Net realized and unrealized gain (loss) on investments	0.25		3.70 (2)		1.11		0.44		3.05	(0.82)	(0.68)

Total from investment operations	0.37		3.84		1.10		0.43		3.04	(0.78)	(0.70)

Less distributions from:
Net investment income	(0.00)		(0.11)		(0.00)		(0.00)		(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.10)		(0.00)		(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.21)		(0.00)		(0.00)		(0.00)	(0.00)	(0.01)

Net asset value, end of period	$14.38		$14.01		$10.38		$9.28		$8.85	$5.81	$6.59

Total return	2.64%		37.28%		11.85%		4.86%		52.32%	-11.84%	-9.58%
Net assets, end of period (in thousands)	$78		$76	$64			$58		$55	$34	$3
Ratio of expenses to average net assets including reimbursement	1.26	%(3)	1.42%		1.56%		1.82	%(3)	2.49%	1.74%	2.03%
Ratio of net investment income (loss) to average net assets including reimbursement	1.65	%(3)	1.12%		-0.06%		-0.88	%(3)	-0.09%	0.67%	-0.31%
Ratio of expenses to average net assets excluding reimbursement	1.26	%(3)(4)	1.42	%(4)	1.56	%(4)	1.82	%(3)(4)	2.65%	3.05%	3.39%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.65	%(3)(4)	1.12	%(4)	-0.06	%(4)	-0.88	%(3)(4)	-0.25%	-0.64%	-1.67%
Portfolio turnover rate	34%		87%		87%		61%		187%	16%	82%
(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY REAL ESTATE SECURITIES FUND

Portfolio Highlights

On September 30, 2006, Ivy Real Estate Securities Fund had net assets totaling $580,375,769 invested in a diversified portfolio of:

96.45%	Common Stocks
3.55%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund owned:

Shelter Stocks	$88.50
Business Equipment and Services Stocks	$3.80
Cash and Cash Equivalents	$3.55
Consumer Services Stocks	$2.70
Miscellaneous Stocks	$1.45

The Investments of Ivy Real Estate Securities Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.80%
Brookfield Properties Corporation	581,400	$20,535,048
CB Richard Ellis Group, Inc., Class A*	61,400	1,510,440
		22,045,488
Health Care - General - 0.43%
Brookdale Senior Living, Inc.	53,600	2,488,112

Hotels and Gaming - 2.70%
Hilton Hotels Corporation	176,200	4,907,170
Marriott International, Inc., Class A	69,700	2,693,208
Starwood Hotels & Resorts Worldwide, Inc.	141,600	8,098,104
		15,698,482
Multiple Industry - 1.02%
Forest City Enterprises, Inc., Class A	108,678	5,901,215

Real Estate Investment Trust - 88.50%
AMB Property Corporation	123,500	6,806,085
Acadia Realty Trust	82,900	2,113,950
Alexandria Real Estate Equities, Inc.	71,100	6,669,180
American Campus Communities, Inc.	317,200	8,091,772
American Financial Realty Trust	179,400	2,002,104
Apartment Investment and Management Company, Class A	179,500	9,766,595
Archstone-Smith Trust	375,900	20,463,996
Associated Estates Realty Corporation	35,400	547,638
AvalonBay Communities, Inc.	136,700	16,458,680
BioMed Realty Trust, Inc.	410,312	12,448,866
Boston Properties, Inc.	158,400	16,369,056
Brandywine Realty Trust	382,800	12,460,140
CBL & Associates Properties, Inc.	163,900	6,869,049
Camden Property Trust	215,000	16,342,150
Colonial Properties Trust	61,300	2,930,753
Columbia Equity Trust, Inc.	154,200	2,567,430
Corporate Office Properties Trust	126,500	5,662,140
Cousins Properties Incorporated	97,200	3,325,212
Developers Diversified Realty Corporation	291,900	16,276,344
Duke Realty Corporation	234,200	8,747,370
EastGroup Properties, Inc.	9,500	473,670
Equity Inns, Inc.	67,700	1,077,784
Equity Lifestyle Properties, Inc.	81,300	3,716,223
Equity Residential	435,200	22,012,416
Essex Property Trust, Inc.	20,700	2,512,980
First Industrial Realty Trust, Inc.	92,800	4,083,200
First Potomac Realty Trust	132,800	4,013,216
General Growth Properties, Inc.	383,932	18,294,360
Healthcare Realty Trust Incorporated	31,300	1,202,233
Home Properties, Inc.	91,800	5,247,288
Host Hotels & Resorts, Inc.	837,947	19,214,125
Innkeepers USA Trust	165,700	2,699,253
Kilroy Realty Corporation	63,100	4,753,954
Kimco Realty Corporation	473,200	20,286,084
Kite Realty Group Trust	434,100	7,397,064
LaSalle Hotel Properties	65,200	2,825,768
Liberty Property Trust	176,700	8,444,493
Macerich Company (The)	130,500	9,964,980
Mack-Cali Realty Corporation	120,300	6,231,540
Maguire Properties, Inc.	251,000	10,225,740
Mid-America Apartment Communities, Inc.	51,700	3,165,074
Newcastle Investment Corp.	118,600	3,250,826
Omega Healthcare Investors, Inc.	103,200	1,549,032
Parkway Properties, Inc.	52,000	2,417,480
ProLogis	627,565	35,808,859
Public Storage, Inc.	229,000	19,691,710
Regency Centers Corporation	122,200	8,402,472
SL Green Realty Corp.	102,300	11,426,910
Simon Property Group, Inc.	383,800	34,779,956
Sunstone Hotel Investors, Inc.	260,900	7,753,948
Taubman Centers, Inc.	92,400	4,104,408
U-Store-It Trust	227,200	4,875,712
United Dominion Realty Trust, Inc.	408,442	12,334,948
Ventas, Inc.	153,400	5,912,036
Vornado Realty Trust	193,800	21,124,200
Weingarten Realty Investors	127,000	5,463,540
		513,655,992

TOTAL COMMON STOCKS - 96.45%		$559,789,289

(Cost: $409,702,742)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 0.86%
PACCAR Financial Corp.,
5.24%, 10-5-06	$3,000	2,998,253
Preferred Receivables Funding Corp.,
5.26%, 10-19-06	2,000	1,994,740
		4,992,993
Food and Related - 0.34%
General Mills, Inc.,
5.3%, 10-2-06	2,000	1,999,706

Forest and Paper Products - 0.62%
Sonoco Products Co.,
5.4%, 10-2-06	3,573	3,572,464

Insurance - Life - 0.86%
American General Finance Corporation,
5.25%, 10-11-06	5,000	4,992,708

Retail - General Merchandise - 0.72%
Home Depot, Inc. (The),
5.36%, 10-2-06	2,185	2,184,675
Target Corporation,
5.35%, 10-2-06	2,000	1,999,703
		4,184,378

TOTAL SHORT-TERM SECURITIES - 3.40%		$19,742,249

(Cost: $19,742,249)

TOTAL INVESTMENT SECURITIES - 99.85%		$579,531,538

(Cost: $429,444,991)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.15%		844,231

NET ASSETS - 100.00%		$580,375,769

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY REAL ESTATE SECURITIES FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $429,445) (Notes 1 and 3)	$579,532
Cash	54
Receivables:
Dividends and interest	1,884
Fund shares sold	1,509
Investment securities sold	783
Prepaid and other assets	35

Total assets	583,797

LIABILITIES
Payable for investment securities purchased	2,155
Payable to Fund shareholders	448
Accrued management fee (Note 2)	421
Accrued shareholder servicing (Note 2)	152
Accrued service fee (Note 2)	124
Accrued distribution fee (Note 2)	23
Accrued accounting services fee (Note 2)	14
Other	84

Total liabilities	3,421

Total net assets	$580,376

NET ASSETS
Capital paid in (shares authorized - unlimited)	$408,448
Accumulated undistributed income:
Accumulated undistributed net investment income	160
Accumulated undistributed net realized gain on investment transactions	21,681
Net unrealized appreciation in value of investments	150,087

Net assets applicable to outstanding units of capital	$580,376

Net asset value per share (net assets divided by shares outstanding):
Class A	$24.51
Class B	$24.36
Class C	$24.42
Class Y	$24.52
Class R	$24.51
Capital shares outstanding:
Class A	12,525
Class B	706
Class C	848
Class Y	9,598
Class R	5

See Notes to Financial Statements.

Statement of Operations
      IVY REAL ESTATE SECURITIES FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $32)	$5,567
Interest and amortization	262

Total income	5,829

Expenses (Note 2):
Accounting services fee	73
Audit fees	14
Custodian fees	17
Distribution fee:
Class A	17
Class B	58
Class C	66
Class Y	4
Class R	–	*
Investment management fee	2,303
Legal fees	5
Service fee:
Class A	317
Class B	19
Class C	22
Class Y	260
Class R	–	*
Shareholder servicing:
Class A	476
Class B	48
Class C	39
Class Y	160
Class R	–	*
Other	137

Total expenses	4,035

Net investment income	1,794

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	15,450
Unrealized appreciation in value of investments during the period	16,532

Net gain on investments	31,982

Net increase in net assets resulting from operations	$33,776

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY REAL ESTATE SECURITIES FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,794	$4,120
Realized net gain on investments	15,450	16,076
Unrealized appreciation	16,532	95,208

Net increase in net assets resulting from operations	33,776	115,404

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(947)	(1,724)
Class B	(–)	(4)
Class C	(–)	(16)
Class Y	(985)	(2,078)
Class R	(– )*	(– )*
Realized gains on investment transactions:
Class A	(–)	(7,984)
Class B	(–)	(494)
Class C	(–)	(541)
Class Y	(–)	(6,941)
Class R	(–)	(–)

	(1,932)	(19,782)

Capital share transactions (Note 5)	44,916	85,348

Total increase	76,760	180,970
NET ASSETS
Beginning of period	503,616	322,646

End of period	$580,376	$503,616

Undistributed net investment income	$160	$298

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 192 - 196.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended				For the fiscal year ended July 31,
	9-30-06		2006	2005	3-31-04				2003	2002		2001

Net asset value, beginning of period	$23.11		$18.13		$16.99		$13.42		$11.93		$11.67	$11.23

Income from investment operations:
Net investment income	0.06		0.15		0.15 (1)		0.62		0.48		0.32	0.51
Net realized and unrealized gain on investments	1.42		5.81		1.93 (1)		3.38		1.72		1.01	0.47

Total from investment operations	1.48		5.96		2.08		4.00		2.20		1.33	0.98

Less distributions from:
Net investment income	(0.08)		(0.18)		(0.25)		(0.24)		(0.48)		(0.28)	(0.54)
Capital gains	(0.00)		(0.80)		(0.69)		(0.19)		(0.23)		(0.79)	(0.00)

Total distributions	(0.08)		(0.98)		(0.94)		(0.43)		(0.71)		(1.07)	(0.54)

Net asset value, end of period	$24.51		$23.11		$18.13		$16.99		$13.42		$11.93	$11.67

Total return(2)	6.42%		33.53%		12.09%		29.78%		19.65%		12.31%	9.10%
Net assets, end of period (in millions)	$307		$256		$155		$44		$60		$32	$17
Ratio of expenses to average net assets including voluntary expense waiver	1.61	%(3)	1.64%		1.67%		1.48	%(3)(4)	1.46%		1.50%	1.50%
Ratio of net investment income to average net assets including voluntary expense waiver	0.65	%(3)	0.91%		0.95%		4.35	%(3)(4)	2.95%		2.83%	4.29%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.61	%(3)(5)	1.64	%(5)	1.67	%(5)	1.49	%(3)(4)	1.46	%(5)	1.69%	1.99%
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.65	%(3)(5)	0.91	%(5)	0.95	%(5)	4.34	%(3)(4)	2.95	%(5)	2.64%	3.81%
Portfolio turnover rate	21%		35%		48%		35%		48%		101%	173%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-06		2006	2005		3-31-04

Net asset value, beginning of period	$23.00		$18.08	$16.97		$15.18

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.01	(0.07	)(2)	0.07
Net realized and unrealized gain on investments	1.40		5.72	1.95	(2)	2.08

Total from investment operations	1.36		5.73	1.88		2.15

Less distributions from:
Net investment income	(0.00)		(0.01)	(0.08)		(0.17)
Capital gains	(0.00)		(0.80)	(0.69)		(0.19)

Total distributions	(0.00)		(0.81)	(0.77)		(0.36)

Net asset value, end of period	$24.36		$23.00	$18.08		$16.97

Total return	5.91%		32.19%	10.91%		14.46%
Net assets, end of period (in millions)	$17		$15	$10		$2
Ratio of expenses to average net assets	2.64	%(3)	2.66%	2.73%		3.02	%(3)
Ratio of net investment income (loss) to average net assets	-0.34	%(3)	0.01%	-0.24%		-5.40	%(3)
Portfolio turnover rate	21%		35%	48%		35	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$23.04		$18.10	$16.99	$15.18

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.03	0.12	0.08
Net realized and unrealized gain on investments	1.41		5.73	1.82	2.09

Total from investment operations	1.38		5.76	1.94	2.17

Less distributions from:
Net investment income	(0.00)		(0.02)	(0.14)	(0.17)
Capital gains	(0.00)		(0.80)	(0.69)	(0.19)

Total distributions	(0.00)		(0.82)	(0.83)	(0.36)

Net asset value, end of period	$24.42		$23.04	$18.10	$16.99

Total return	5.99%		32.38%	11.21%	14.59%
Net assets, end of period (in millions)	$21		$17	$10	$2
Ratio of expenses to average net assets	2.46	%(2)	2.46%	2.49%	2.82	%(2)
Ratio of net investment income (loss) to average net assets	-0.22	%(2)	0.15%	0.14%	-4.46	%(2)
Portfolio turnover rate	21%		35%	48%	35	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3) For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$23.12		$18.14	$16.99	$15.18

Income from investment operations:
Net investment income	0.11		0.27	0.26 (2)	0.04
Net realized and unrealized gain on investments	1.40		5.75	1.87 (2)	2.15

Total from investment operations	1.51		6.02	2.13	2.19

Less distributions from:
Net investment income	(0.11)		(0.24)	(0.29)	(0.19)
Capital gains	(0.00)		(0.80)	(0.69)	(0.19)

Total distributions	(0.11)		(1.04)	(0.98)	(0.38)

Net asset value, end of period	$24.52		$23.12	$18.14	$16.99

Total return	6.54%		33.86%	12.40%	14.78%
Net assets, end of period (in millions)	$235		$216	$148	$91
Ratio of expenses to average net assets	1.38	%(3)	1.39%	1.44%	1.60	%(3)
Ratio of net investment income to average net assets	0.91	%(3)	1.27%	1.59%	0.14	%(3)
Portfolio turnover rate	21%		35%	48%	35	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class R Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 12-29-05(1) to
	9-30-06		3-31-06

Net asset value, beginning of period	$23.11		$20.55

Income (loss) from investment operations:
Net investment income (loss)	0.08		(0.20)
Net realized and unrealized gain on investments	1.39		2.79

Total from investment operations	1.47		2.59

Less distributions from:
Net investment income	(0.07)		(0.03)
Capital gains	(0.00)		(0.00)

Total distributions	(0.07)		(0.03)

Net asset value, end of period	$24.51		$23.11

Total return	6.41%		12.59%
Net assets, end of period (in thousands)	$120		$113
Ratio of expenses to average net assets	1.69	%(2)	1.73	%(2)
Ratio of net investment income (loss) to average net assets	0.65	%(2)	-3.64	%(2)
Portfolio turnover rate	21%		35	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2006.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY SMALL CAP VALUE FUND

Portfolio Highlights

On September 30, 2006, Ivy Small Cap Value Fund had net assets totaling $127,164,909 invested in a diversified portfolio of:

96.38%	Common Stocks
3.62%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund owned:

Financial Services Stocks	$22.50
Technology Stocks	$11.86
Business Equipment and Services Stocks	$10.75
Consumer Services Stocks	$8.88
Consumer Nondurables Stocks	$7.99
Health Care Stocks	$6.95
Retail Stocks	$6.01
Energy Stocks	$5.11
Capital Goods Stocks	$4.67
Shelter Stocks	$4.33
Miscellaneous Stocks	$4.02
Cash and Cash Equivalents	$3.62
Utilities Stocks	$3.31

The Investments of Ivy Small Cap Value Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 1.67%
K&F Industries Holdings, Inc.	40,300	$756,834
Orbital Sciences Corporation	72,900	1,368,333
		2,125,167
Apparel - 1.10%
Phillips-Van Heusen Corporation	33,535	1,400,757

Banks - 9.10%
Boston Private Financial Holdings, Inc.	63,700	1,775,638
Cathay General Bancorp	30,700	1,107,502
Central Pacific Financial Corp.	32,800	1,199,824
First Midwest Bancorp, Inc.	52,400	1,987,008
First Niagara Financial Group, Inc.	110,900	1,618,586
Taylor Capital Group, Inc.	34,700	1,025,559
Umpqua Holdings Corporation	54,774	1,565,989
Wintrust Financial Corporation	25,700	1,287,699
		11,567,805
Broadcasting - 0.51%
Outdoor Channel Holdings, Inc.	59,500	646,467

Business Equipment and Services - 7.70%
Brink's Company (The)	55,000	2,918,300
CACI International Inc	19,100	1,050,691
Education Realty Trust, Inc.	72,900	1,076,004
PRA International	32,791	875,520
Sunterra Corporation	17,765	201,366
Waste Connections, Inc.	49,500	1,876,545
Watson Wyatt & Company Holdings, Inc., Class A	43,800	1,792,296
		9,790,722
Capital Equipment - 1.33%
CARBO Ceramics Inc.	11,290	406,779
Goodman Global, Inc.	30,500	407,175
Warnaco Group, Inc. (The)	45,100	870,881
		1,684,835
Communications Equipment - 3.45%
Dycom Industries, Inc.	46,800	1,006,200
Emulex Corporation	38,700	703,179
LoJack Corporation	35,387	692,877
Polycom, Inc.	81,100	1,988,166
		4,390,422
Computers - Peripherals - 4.52%
Electronics for Imaging, Inc.	73,500	1,680,210
Imation Corp.	38,500	1,545,775
Lawson Software, Inc.	103,200	747,168
TIBCO Software Inc.	197,100	1,767,987
		5,741,140
Construction Materials - 0.96%
Texas Industries, Inc.	23,500	1,223,410

Containers - 3.34%
AptarGroup, Inc.	25,000	1,272,000
Jarden Corporation	55,050	1,814,998
Silgan Holdings Inc.	31,000	1,164,050
		4,251,048
Cosmetics and Toiletries - 0.62%
Bare Escentuals, Inc.	2,400	64,980
Nu Skin Enterprises, Inc., Class A	41,700	730,584
		795,564
Electronic Components - 1.75%
PMC-Sierra, Inc.	148,800	884,616
Trident Microsystems, Inc.	30,800	716,562
Varian Semiconductor Equipment Associates, Inc.	17,100	627,314
		2,228,492
Electronic Instruments - 0.47%
Progressive Gaming International Corporation	72,700	595,413

Finance Companies - 2.54%
Hanover Insurance Group, Inc. (The)	53,500	2,387,705
Jackson Hewitt Tax Service Inc.	28,200	846,282
		3,233,987
Food and Related - 2.98%
Hain Celestial Group, Inc. (The)	81,300	2,080,467
Pilgrim's Pride Corporation	30,800	842,380
Ralcorp Holdings, Inc.	17,900	863,317
		3,786,164
Health Care - Drugs - 0.81%
Axcan Pharma Inc.	75,782	1,032,909

Health Care - General - 5.17%
DJO Incorporated	84,797	3,521,619
Hologic, Inc.	18,500	804,935
PolyMedica Corporation	21,700	928,543
Radiation Therapy Services, Inc.	45,293	1,323,688
		6,578,785
Hospital Supply and Management - 0.97%
Magellan Health Services, Inc.	28,900	1,230,417

Hotels and Gaming - 4.91%
Gaylord Entertainment Company	28,100	1,232,185
Orient-Express Hotels Ltd.	44,200	1,652,196
Pinnacle Entertainment, Inc.	48,700	1,369,444
Shuffle Master, Inc.	24,700	666,777
Vail Resorts, Inc.	32,900	1,316,658
		6,237,260
Insurance - Property and Casualty - 4.17%
Aspen Insurance Holdings Limited	85,200	2,200,716
Endurance Specialty Holdings Ltd.	33,659	1,186,816
Platinum Underwriters Holdings, Ltd.	62,300	1,920,709
		5,308,241
Leisure Time Industry - 1.52%
Marvel Entertainment, Inc.	62,000	1,496,680
RC2 Corporation	13,066	438,560
		1,935,240
Motion Pictures - 1.16%
Regal Entertainment Group	74,500	1,476,590

Motor Vehicle Parts - 2.95%
Copart, Inc.	44,600	1,257,051
Directed Electronics, Inc.	83,897	1,267,264
Tenneco Automotive Inc.	52,700	1,232,653
		3,756,968
Non-Residential Construction - 2.38%
Washington Group International, Inc.	51,300	3,020,288

Petroleum - Domestic - 2.09%
Comstock Resources, Inc.	47,100	1,278,765
Goodrich Petroleum Corporation	45,676	1,375,761
		2,654,526
Petroleum - Services - 3.02%
Hercules Offshore, Inc.	33,783	1,048,793
Hornbeck Offshore Services, Inc.	26,000	871,000
Oceaneering International, Inc.	35,000	1,078,000
Universal Compression Holdings, Inc.	15,700	839,165
		3,836,958
Publishing - 0.78%
Scholastic Corporation	31,700	986,663

Real Estate Investment Trust - 4.33%
BioMed Realty Trust, Inc.	41,500	1,259,110
Corporate Office Properties Trust	35,600	1,593,456
Innkeepers USA Trust	72,000	1,172,880
Strategic Hotels & Resorts, Inc.	74,300	1,477,084
		5,502,530
Restaurants - 1.31%
Landry's Restaurants, Inc.	55,024	1,658,974

Retail - General Merchandise - 1.03%
Saks Incorporated	75,700	1,308,096

Retail - Specialty Stores - 3.67%
Big 5 Sporting Goods Corporation	34,000	774,180
Finish Line, Inc. (The), Class A	48,800	615,368
Genesco Inc.	18,500	637,695
Guitar Center, Inc.	16,900	754,669
Talbots, Inc. (The)	69,327	1,889,161
		4,671,073
Savings and Loans - 1.64%
Sterling Financial Corporation	38,548	1,249,533
WSFS Financial Corporation	13,492	838,865
		2,088,398
Security and Commodity Brokers - 5.05%
GFI Group Inc.	25,300	1,397,952
National Financial Partners Corp.	34,703	1,423,864
Piper Jaffray Companies	59,400	3,600,828
		6,422,644
Timesharing and Software - 3.05%
Hyperion Solutions Corporation	37,600	1,297,200
Per-Se Technologies, Inc.	77,400	1,765,107
TradeStation Group, Inc.	54,600	821,457
		3,883,764
Trucking and Shipping - 1.02%
Kirby Corporation	41,500	1,300,195

Utilities - Electric - 3.31%
Black Hills Corporation	33,100	1,112,491
El Paso Electric Company	7,980	178,273
ITC Holdings Corp.	18,500	577,200
PNM Resources, Inc.	42,900	1,182,753
Pike Electric Corporation	77,400	1,153,260
		4,203,977

TOTAL COMMON STOCKS - 96.38%		$122,555,889

(Cost: $115,670,359)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Forest and Paper Products - 1.56%
Sonoco Products Co.,
5.4%, 10-2-06	$1,988	1,987,702

Retail - General Merchandise - 3.19%
Home Depot, Inc. (The),
5.36%, 10-2-06	4,060	4,059,395

TOTAL SHORT-TERM SECURITIES - 4.75%		$6,047,097

(Cost: $6,047,097)

TOTAL INVESTMENT SECURITIES - 101.13%		$128,602,986

(Cost: $121,717,456)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.13%)		(1,438,077)

NET ASSETS - 100.00%		$127,164,909

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY SMALL CAP VALUE FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $121,717) (Notes 1 and 3)	$128,603
Receivables:
Investment securities sold	1,782
Fund shares sold	294
Dividends and interest	95
Prepaid and other assets	20

Total assets	130,794

LIABILITIES
Payable for investment securities purchased	3,057
Payable to Fund shareholders	322
Accrued management fee (Note 2)	88
Accrued shareholder servicing (Note 2)	62
Accrued service fee (Note 2)	31
Due to custodian	17
Accrued distribution fee (Note 2)	10
Accrued accounting services fee (Note 2)	5
Other	37

Total liabilities	3,629

Total net assets	$127,165

NET ASSETS
Capital paid in (shares authorized - unlimited)	$109,779
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(392)
Accumulated undistributed net realized gain on investment transactions	10,892
Net unrealized appreciation in value of investments	6,886

Net assets applicable to outstanding units of capital	$127,165

Net asset value per share (net assets divided by shares outstanding):
Class A	$15.91
Class B	$15.32
Class C	$15.49
Class Y	$16.07
Capital shares outstanding:
Class A	5,611
Class B	457
Class C	667
Class Y	1,279

See Notes to Financial Statements.

Statement of Operations
      IVY SMALL CAP VALUE FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$648
Interest and amortization	114

Total income	762

Expenses (Note 2):
Accounting services fee	32
Audit fees	12
Custodian fees	8
Distribution fee:
Class A	6
Class B	26
Class C	37
Class Y	1
Investment management fee	526
Legal fees	1
Service fee:
Class A	101
Class B	9
Class C	12
Class Y	26
Shareholder servicing:
Class A	217
Class B	28
Class C	26
Class Y	16
Other	60

Total expenses	1,144

Net investment loss	(382)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	6,587
Unrealized depreciation in value of investments during the period	(8,710)

Net loss on investments	(2,123)

Net decrease in net assets resulting from operations	$(2,505)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY SMALL CAP VALUE FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(382)	$(911)
Realized net gain on investments	6,587	15,553
Unrealized appreciation (depreciation)	(8,710)	3,388

Net increase (decrease) in net assets resulting from operations	(2,505)	18,030

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)
Realized gains on investment transactions:
Class A	(–)	(13,964)
Class B	(–)	(1,186)
Class C	(–)	(1,589)
Class Y	(–)	(4,122)

	(–)	(20,861)

Capital share transactions (Note 5)	2,570	26,322

Total increase	65	23,491
NET ASSETS
Beginning of period	127,100	103,609

End of period	$127,165	$127,100

Undistributed net investment loss	$(392)	$(10)

(1)See "Financial Highlights" on pages 206 - 209.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended			For the fiscal year ended July 31,
	9-30-06		2006	2005	3-31-04			2003		2002		2001

Net asset value, beginning of period	$16.24		$16.88		$16.68		$13.02		$12.25		$15.05	$11.47

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.11)		(0.13)		(0.08)		(0.09)		(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.29)		2.62		1.52		3.76		1.74		(1.84)	4.04

Total from investment operations	(0.33)		2.51		1.39		3.68		1.65		(1.92)	3.98

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00	)*	(0.00)	(0.00)
Capital gains	(0.00)		(3.15)		(1.19)		(0.02)		(0.88)		(0.88)	(0.40)

Total distributions	(0.00)		(3.15)		(1.19)		(0.02)		(0.88)		(0.88)	(0.40)

Net asset value, end of period	$15.91		$16.24		$16.88		$16.68		$13.02		$12.25	$15.05

Total return(1)	-2.03%		16.44%		8.23%		28.29%		14.91%	-13.27%		35.18%
Net assets, end of period (in millions)	$89		$86		$66		$65		$59		$53	$55
Ratio of expenses to average net assets including voluntary expense waiver	1.79	% (2)	1.80%		1.76%		1.65	%(2)(3)	1.53%		1.27%	1.40%
Ratio of net investment loss to average net assets including voluntary expense waiver	-0.56	%(2)	-0.76%		-0.79%		-0.76	%(2)(3)	-0.82%		-0.57%	-0.56%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.79	%(2)(4)	1.80	%(4)	1.76	%(4)	1.65	%(2,3,4)	1.53	%(4)	1.37%	1.51%
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-0.56	%(2)(4)	-0.76	%(4)	-0.79	%(4)	-0.76	%(2,3,4)	-0.82	%(4)	-0.67%	-0.67%
Portfolio turnover rate	66%		157%		124%		27%		54%		37%	38%

*Not shown due to rounding.

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$15.72		$16.59	$16.61	$15.27

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.25)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.28)		2.53	1.40	1.41

Total from investment operations	(0.40)		2.28	1.17	1.36

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(3.15)	(1.19)	(0.02)

Total distributions	(0.00)		(3.15)	(1.19)	(0.02)

Net asset value, end of period	$15.32		$15.72	$16.59	$16.61

Total return	-2.55%		15.28%	6.92%	8.93%
Net assets, end of period (in millions)	$7		$7	$5	$1
Ratio of expenses to average net assets	2.89	%(2)	2.84%	3.02%	3.79	%(2)
Ratio of net investment loss to average net assets	-1.66	%(2)	-1.80%	-1.88%	-2.93	%(2)
Portfolio turnover rate	66%		157%	124%	27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$15.87		$16.67	$16.63	$15.27

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.21)	(0.19)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.29)		2.56	1.42	1.43

Total from investment operations	(0.38)		2.35	1.23	1.38

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(3.15)	(1.19)	(0.02)

Total distributions	(0.00)		(3.15)	(1.19)	(0.02)

Net asset value, end of period	$15.49		$15.87	$16.67	$16.63

Total return	-2.39%		15.64%	7.28%	9.06%
Net assets, end of period (in millions)	$10		$10	$8	$2
Ratio of expenses to average net assets	2.57	%(2)	2.54%	2.65%	2.83	%(2)
Ratio of net investment loss to average net assets	-1.34	%(2)	-1.50%	-1.53%	-2.00	%(2)
Portfolio turnover rate	66%		157%	124%	27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$16.36		$16.92	$16.68	$15.27

Income (loss) from investment operations:
Net investment income (loss)	0.00		(0.06)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.29)		2.65	1.53	1.47

Total from investment operations	(0.29)		2.59	1.43	1.43

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(3.15)	(1.19)	(0.02)

Total distributions	(0.00)		(3.15)	(1.19)	(0.02)

Net asset value, end of period	$16.07		$16.36	$16.92	$16.68

Total return	-1.77%		16.88%	8.48%	9.38%
Net assets, end of period (in millions)	$21		$24	$25	$25
Ratio of expenses to average net assets	1.41	%(2)	1.41%	1.53%	1.60	%(2)
Ratio of net investment loss to average net assets	-0.17	%(2)	-0.37%	-0.56%	-0.82	%(2)
Portfolio turnover rate	66%		157%	124%	27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY VALUE FUND

Portfolio Highlights

On September 30, 2006, Ivy Value Fund had net assets totaling $85,354,795 invested in a diversified portfolio of:

97.99%	Common Stocks
1.90%	Cash and Cash Equivalents
0.11%	Preferred Stock

As a shareholder of the Fund, for every $100 you had invested on September 30, 2006, your Fund owned:

Financial Services Stocks	$34.70
Energy Stocks	$12.46
Technology Stocks	$11.87
Health Care Stocks	$8.26
Utilities Stocks	$7.27
Miscellaneous Stocks	$7.10
Retail Stocks	$4.37
Multi-Industry Stocks	$4.35
Capital Goods Stocks	$2.91
Consumer Nondurables Stocks	$2.54
Raw Materials Stocks	$2.16
Cash and Cash Equivalents	$1.90
Preferred Stock	$0.11

The Investments of Ivy Value Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.60%
Lockheed Martin Corporation (A)	9,600	$826,176
Raytheon Company	29,100	1,397,091
		2,223,267
Banks - 11.64%
Bank of America Corporation	80,856	4,331,456
Citigroup Inc.	47,113	2,340,103
National City Corporation	29,800	1,090,680
Wachovia Corporation	20,950	1,169,010
Wells Fargo & Company	27,800	1,005,804
		9,937,053
Beverages - 1.17%
Diageo plc, ADR	14,050	998,112

Business Equipment and Services - 1.49%
Realogy Businesses of Cendant Corporation*	16,950	384,426
Waste Management, Inc. (A)	24,200	887,656
		1,272,082
Capital Equipment - 0.94%
Illinois Tool Works Inc.	17,880	802,812

Chemicals - Petroleum and Inorganic - 0.98%
E.I. du Pont de Nemours and Company	19,450	833,238

Chemicals - Specialty - 0.68%
Air Products and Chemicals, Inc.	8,800	584,056

Communications Equipment - 1.26%
Cisco Systems, Inc. (A)*	31,300	719,430
Nokia Corporation, Series A, ADR	17,900	352,451
		1,071,881
Computers - Main and Mini - 5.13%
Hewlett-Packard Company (A)	97,300	3,569,937
Xerox Corporation*	52,200	812,232
		4,382,169
Computers - Peripherals - 0.91%
Adobe Systems Incorporated (A)*	20,800	779,272

Defense - 1.48%
General Dynamics Corporation (A)	17,600	1,261,392

Electronic Components - 0.49%
Motorola, Inc.	16,800	420,000

Finance Companies - 5.52%
Capital One Financial Corporation	18,000	1,415,880
Fannie Mae	28,500	1,593,435
Freddie Mac	25,700	1,704,681
		4,713,996
Food and Related - 1.37%
General Mills, Inc.	20,700	1,171,620

Furniture and Furnishings - 0.73%
Masco Corporation	22,800	625,176

Health Care - Drugs - 4.12%
AmerisourceBergen Corporation	11,300	510,760
McKesson Corporation	25,400	1,339,088
Pfizer Inc.	58,800	1,667,568
		3,517,416
Health Care - General - 1.93%
Boston Scientific Corporation (A)*	47,700	705,483
Da Vita Inc. (A)*	16,200	937,494
		1,642,977
Hospital Supply and Management - 2.21%
Aetna Inc.	26,000	1,028,300
Coventry Health Care, Inc.*	16,700	860,384
		1,888,684
Hotels and Gaming - 0.44%
Wyndham Worldwide businesses of Cendant Corporation*	13,560	379,273

Insurance - Life - 3.71%
UnumProvident Corporation	163,100	3,162,509

Insurance - Property and Casualty - 5.50%
Assurant, Inc.	17,000	907,970
Everest Re Group, Ltd. (A)	11,900	1,160,607
MBIA Inc.	7,700	473,088
St. Paul Companies, Inc. (The)	45,952	2,154,689
		4,696,354
Leisure Time Industry - 0.15%
Avis Budget Group, Inc.	6,780	124,006

Metal Fabrication - 1.97%
Loews Corporation, Carolina Group (A)	30,300	1,678,317

Motion Pictures - 0.64%
News Corporation Limited, Class A (A)	27,600	542,340

Motor Vehicle Parts - 0.89%
American Axle & Manufacturing Holdings, Inc. (A)	45,700	762,733

Multiple Industry - 4.35%
Altria Group, Inc.	30,600	2,342,430
Genworth Financial, Inc.	18,000	630,180
Mirant Corporation*	27,000	737,370
		3,709,980
Petroleum - International - 12.06%
Anadarko Petroleum Corporation	22,400	981,792
ChevronTexaco Corporation	41,600	2,698,176
ConocoPhillips	15,800	940,574
Devon Energy Corporation	18,200	1,149,330
Exxon Mobil Corporation (A)	67,406	4,522,943
		10,292,815
Petroleum - Services - 0.40%
Halliburton Company	11,900	338,555

Railroad - 1.74%
Union Pacific Corporation	16,900	1,487,200

Real Estate Investment Trust - 1.02%
Duke Realty Corporation	23,400	873,990

Restaurants - 1.76%
McDonald's Corporation	38,400	1,502,208

Retail - General Merchandise - 2.61%
Dollar General Corporation	52,750	718,982
Family Dollar Stores, Inc.	30,600	894,744
J. C. Penney Company, Inc. (A)	9,000	615,510
		2,229,236
Security and Commodity Brokers - 8.33%
Bear Stearns Companies Inc. (The)	7,100	994,710
CIT Group Inc.	20,000	972,600
J.P. Morgan Chase & Co.	71,302	3,348,342
Morgan Stanley	24,600	1,793,586
		7,109,238
Steel - 0.50%
Mittal Steel Company N.V.	12,200	423,828

Utilities - Electric - 4.11%
Energy East Corporation	52,100	1,235,812
Exelon Corporation	8,800	532,752
NRG Energy, Inc.*	18,300	828,990
PPL Corporation	27,700	911,330
		3,508,884
Utilities - Telephone - 3.16%
AT&T Inc.	52,400	1,706,144
Verizon Communications Inc.	26,600	987,658
		2,693,802

TOTAL COMMON STOCKS - 97.99%		$83,640,471

(Cost: $71,449,090)

PREFERRED STOCK - 0.11%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	1	$96,273
(Cost: $100,000)

SHORT-TERM SECURITY - 2.01%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
5.4%, 10-2-06	$1,715	$1,714,743
(Cost: $1,714,743)

TOTAL INVESTMENT SECURITIES - 100.11%		$85,451,487

(Cost: $73,263,833)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.11%)		(96,692)

NET ASSETS -100.00%		$85,354,795

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written options outstanding at September 30, 2006. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Adobe Systems Incorporated	208	November/42.5	$8,632	$5,720
Boston Scientific Corporation	159	October/19	3,975	155
Boston Scientific Corporation	159	November/19	8,014	496
Boston Scientific Corporation	159	December/19	6,201	1,397
Cisco Systems, Inc.	152	October/22.5	5,188	12,160
General Dynamics Corporation	30	November/72.5	3,840	5,100
Hewlett-Packard Company	171	November/40	7,951	10,260
J. C. Penney Company, Inc.	135	November/73	10,003	15,991
Lockheed Martin Corporation	23	November/90	2,369	2,921
News Corporation Limited, Class A	105	October/20	4,095	1,575
Waste Management, Inc.	58	October/37.5	2,552	2,320

			$62,820	$58,095

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

American Axle & Manufacturing Holdings, Inc.	245	October/12.5	$11,759	$1,225
American Axle & Manufacturing Holdings, Inc.	215	November/12.5	6,074	5,375
American Axle & Manufacturing Holdings, Inc.	215	November/15	19,597	15,050
Da Vita Inc.	53	October/45	2,332	398
Everest Re Group, Ltd.	44	October/85	4,488	110
J. C. Penney Company, Inc.	38	November/55	2,394	760
Loews Corporation, Carolina Group	36	October/55	3,230	3,240

			$49,874	$26,158

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY VALUE FUND
      September 30, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $73,264) (Notes 1 and 3)	$85,451
Receivables:
Fund shares sold	548
Dividends and interest	84
Investment securities sold	50
Prepaid and other assets	18

Total assets	86,151

LIABILITIES
Payable for investment securities purchased	441
Payable to Fund shareholders	91
Outstanding written options - at value (premium received - $113) (Note 6)	84
Accrued management fee (Note 2)	48
Due to custodian	36
Accrued service fee (Note 2)	35
Accrued shareholder servicing (Note 2)	31
Accrued accounting services fee (Note 2)	4
Accrued distribution fee (Note 2)	4
Other	22

Total liabilities	796

Total net assets	$85,355

NET ASSETS
Capital paid in (shares authorized - unlimited)	$72,051
Accumulated undistributed income:
Accumulated undistributed net investment income	33
Accumulated undistributed net realized gain on investment transactions	1,055
Net unrealized appreciation in value of investments	12,216

Net assets applicable to outstanding units of capital	$85,355

Net asset value per share (net assets divided by shares outstanding):
Class A	$17.83
Class B	$17.66
Class C	$17.71
Class Y	$17.83
Capital shares outstanding:
Class A	3,562
Class B	290
Class C	245
Class Y	694

See Notes to Financial Statements.

Statement of Operations
      IVY VALUE FUND
      For the Six Months Ended September 30, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1)	$831
Interest and amortization	57

Total income	888

Expenses (Note 2):
Accounting services fee	23
Audit fees	12
Custodian fees	7
Distribution fee:
Class A	3
Class B	18
Class C	15
Class Y	–	*
Investment management fee	282
Legal fees	1
Service fee:
Class A	72
Class B	6
Class C	5
Class Y	15
Shareholder servicing:
Class A	107
Class B	14
Class C	10
Class Y	9
Other	38

Total expenses	637

Net investment income	251

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	647
Realized net gain on written options	104

Realized net gain on investments	751

Unrealized appreciation in value of securities during the period	2,268
Unrealized appreciation in value of written options
during the period	25

Unrealized appreciation in value of investments during the period	2,293

Net gain on investments	3,044

Net increase in net assets resulting from operations	$3,295

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY VALUE FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$251	$464
Realized net gain on investments	751	4,588
Unrealized appreciation	2,293	708

Net increase in net assets resulting from operations	3,295	5,760

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(191)	(341)
Class B	(–)	(1)
Class C	(–)	(2)
Class Y	(49)	(160)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(240)	(504)

Capital share transactions (Note 5)	2,882	7,758

Total increase	5,937	13,014
NET ASSETS
Beginning of period	79,418	66,404

End of period	$85,355	$79,418

Undistributed net investment income	$33	$22

(1)See "Financial Highlights" on pages 219 - 222.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the fiscal period ended			For the fiscal year ended		For the period from 10-1-01 to	For the fiscal year ended
	9-30-06		2006	2005	3-31-04			7-31-03		7-31-02	9-30-01

Net asset value, beginning of period	$17.17		$16.04		$14.54		$12.54		$11.81	$12.59		$15.08

Income (loss) from investment operations:
Net investment income	0.06		0.10		0.15		0.08		0.12	0.08		0.09
Net realized and unrealized gain (loss) on investments	0.66		1.14		1.48		1.98		0.72	(0.78)		(2.50)

Total from investment operations	0.72		1.24		1.63		2.06		0.84	(0.70)		(2.41)

Less distributions from:
Net investment income	(0.06)		(0.11)		(0.13)		(0.06)		(0.11)	(0.08)		(0.08)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.06)		(0.11)		(0.13)		(0.06)		(0.11)	(0.08)		(0.08)

Net asset value, end of period	$17.83		$17.17		$16.04		$14.54		$12.54	$11.81		$12.59

Total return(1)	4.18%		7.75%		11.21%		16.32%		7.23%	-5.72%	-15.97%
Net assets, end of period (in millions)	$64		$58		$41		$52		$64	$58		$66
Ratio of expenses to average net assets including expense waiver	1.51	%(2)	1.53%		1.47%		1.45	%(2)(3)	1.29%	1.24	%(2)	1.24%
Ratio of net investment income to average net assets including expense waiver	0.69	%(2)	0.65%		0.92%		0.61	%(2)(3)	1.05%	0.70	%(2)	0.61%
Ratio of expenses to average net assets excluding expense waiver	1.51	%(2)(4)	1.53	%(4)	1.47	%(4)	1.52	%(2)(3)	1.50%	1.41	%(2)	1.39%
Ratio of net investment income to average net assets excluding expense waiver	0.69	%(2)(4)	0.65	%(4)	0.92	%(4)	0.53	%(2)(3)	0.84%	0.53	%(2)	0.46%
Portfolio turnover rate	41%		63%		81%		86%		123%	95%		148%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$17.04		$15.97	$14.50	$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)	0.03	0.01
Net realized and unrealized gain on investments	0.64		1.12	1.44	0.90

Total from investment operations	0.62		1.08	1.47	0.91

Less distributions from:
Net investment income	(0.00)		(0.01)	(0.00)	(0.04)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.01)	(0.00)	(0.04)

Net asset value, end of period	$17.66		$17.04	$15.97	$14.50

Total return	3.64%		6.73%	10.14%	6.65%
Net assets, end of period (in millions)	$5		$5	$2	$1
Ratio of expenses to average net assets	2.49	%(2)	2.50%	2.53%	3.12	%(2)
Ratio of net investment income (loss) to average net assets	-0.28	%(2)	-0.33%	0.07%	-1.29	%(2)
Portfolio turnover rate	41%		63%	81%	86	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$17.08		$16.00	$14.51	$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.04)	0.03	0.02
Net realized and unrealized gain on investments	0.64		1.13	1.46	0.90

Total from investment operations	0.63		1.09	1.49	0.92

Less distributions from:
Net investment income	(0.00)		(0.01)	(0.00)	(0.04)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.01)	(0.00)	(0.04)

Net asset value, end of period	$17.71		$17.08	$16.00	$14.51

Total return	3.69%		6.80%	10.27%	6.73%
Net assets, end of period (in millions)	$4		$4	$3	$1
Ratio of expenses to average net assets	2.40	%(2)	2.41%	2.42%	2.90	%(2)
Ratio of net investment income (loss) to average net assets	-0.19	%(2)	-0.23%	0.15%	-1.18	%(2)
Portfolio turnover rate	41%		63%	81%	86	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-8-03(1) to
	9-30-06		2006	2005	3-31-04

Net asset value, beginning of period	$17.18		$16.05	$14.54	$13.63

Income from investment operations:
Net investment income	0.08		0.13	0.17	0.01
Net realized and unrealized gain on investments	0.64		1.15	1.49	0.95

Total from investment operations	0.72		1.28	1.66	0.96

Less distributions from:
Net investment income	(0.07)		(0.15)	(0.15)	(0.05)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.07)		(0.15)	(0.15)	(0.05)

Net asset value, end of period	$17.83		$17.18	$16.05	$14.54

Total return	4.28%		7.99%	11.44%	7.05%
Net assets, end of period (in millions)	$12		$12	$20	$22
Ratio of expenses to average net assets	1.28	%(2)	1.31%	1.34%	1.48	%(2)
Ratio of net investment income to average net assets	0.92	%(2)	0.89%	1.09%	0.35	%(2)
Portfolio turnover rate	41%		63%	81%	86	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Notes To Financial Statements
      September 30, 2006

NOTE 1 - Significant Accounting Policies

Ivy Funds (formerly Ivy Fund) (the Trust) is organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust issues fourteen series of capital shares; each series represents ownership of a separate mutual fund (Fund). The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Board of Trustees. Management's valuation committee makes fair value determinations for the Trust, subject to the supervision of the Board of Trustees. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Trust combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are marked-to-market daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Trust's financial statements. Gains or losses are realized by the Trust at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Trust uses Forward Contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes - It is the Trust's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

F. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

G. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the custodian bank.

H. Recently issued accounting standards - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust will adopt FIN 48 during 2007 and its potential impact on each Fund's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines  fair value for purposes of financial statement presentation, establishes a hierarchy for  measuring fair value in generally accepted accounting principles and expands  financial statement disclosures about fair value measurements that are relevant  to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.   The Trust will adopt SFAS No. 157 during  2008 and its potential impact, if any, on each Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Ivy Investment Management Company (IICO), a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as the investment manager for each Fund. Prior to March 8, 2005, IICO was known as Waddell & Reed Ivy Investment Company. IICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy Bond Fund	Up to $500 Million	0.525%
	Over $500 Million and up to $1 Billion	0.50%
	Over $1 Billion and up to $1.5 Billion	0.45%
	Over $1.5 Billion	0.40%

Ivy Cundill Global Value Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Dividend Income Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy European Opportunities Fund	Up to $250 Million	1.00%
	Over $250 Million up to $500 Million	0.85%
	Over $500 Million	0.75%

Ivy Global Natural Resources Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy International Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.70%

Ivy International Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy International Value Fund	Up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.70%

Ivy Mortgage Securities Fund	Up to $500 Million	0.50%
	Over $500 Million and up to $1 Billion	0.45%
	Over $1 Billion and up to $1.5 Billion	0.40%
	Over $1.5 Billion	0.35%

Ivy Pacific Opportunities Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Real Estate Securities Fund	Up to $1 Billion	0.90%
	Over $1 Billion up to $2 Billion	0.87%
	Over $2 Billion up to $3 Billion	0.84%
	Over $3 Billion	0.80%

Ivy Small Cap Value Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Value Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Prior to March 27, 2006, the fee was payable by Ivy International Fund and Ivy International Value Fund at the following annual rates:

Ivy International Fund	Up to $2 Billion	1.00%
	Over $2 Billion and up to $2.5 Billion	0.90%
	Over $2.5 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.70%

Ivy International Value Fund	Up to $500 Million	1.00%
	Over $500 Million to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%

These fees are accrued daily and are paid monthly. However, IICO has voluntarily agreed to waive its management fee for Ivy Dividend Income Fund on any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

Mackenzie Financial Corporation (MFC) serves as subadvisor to Ivy Global Natural Resources under an agreement with IICO and receives a fee as follows: 0.50% of the Fund's average daily net assets up to $500 million, 0.425% of net assets over $500 million and up to $1 billion, 0.415% of net assets over $1 billion and up to $2 billion, 0.40% of net assets over $2 billion and up to $3 billion, and 0.38% of net assets over $3 billion.

Cundill Investment Research Ltd. served as subadvisor to Ivy Cundill Global Value Fund under an agreement with IICO and received a fee that is shown in the following table:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Cundill Global Value Fund	On the first $500 Million	0.50%
	On the next $500 Million	0.425%
	On the next $1 Billion	0.415%
	On the next $1 Billion	0.40%
	On all assets exceeding $3 Billion	0.38%

Effective September 22, 2006, MFC became the interim subadvisor to Ivy Cundill Global Value Fund. Its fee is the same as that payable to Cundill Investment Research Ltd.

Henderson Global Investors (North America) Inc. (HGINA) serves as subadvisor to Ivy European Opportunities Fund under an agreement with IICO. Henderson Investment Management Ltd., under a subadvisory agreement with HGINA, serves as subadvisor to the Fund. Prior to July 1, 2004 HGINA received a fee payable monthly at an annual rate of 0.45% of the first $100,000,000 of net assets and 0.40% thereafter of the portion of the Fund's average daily net assets managed by HGINA.

Effective July 1, 2004, HGINA receives a fee payable monthly at an annual rate of 0.50% of average net assets.

Advantus Capital Management, Inc. serves as subadvisor to Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund under an agreement with IICO and receives a fee equal to, on an annual basis, 0.27%, 0.30% and 0.55% of the respective Fund's average net assets.

BlackRock Financial Management, Inc. served as subadvisor to Ivy Small Cap Value Fund under an agreement with IICO and received a fee equal to, on an annual basis, 0.50% of the Fund's average net assets. Effective September 27, 2006, BlackRock Capital Management, Inc, became the interim subadvisor to the Fund. Its fee is the same as that payable to the predecessor.

Templeton Investment Counsel, LLC serves as subadvisor to Ivy International Balanced Fund under an agreement with IICO and receives a fee that is shown in the following table:

Fund	Net Asset Breakpoints	Annual Rate

Ivy International Balanced Fund	On the first $100 Million	0.50%
	All net assets exceeding $100 Million	0.40%

Pursuant to a Master Fund Accounting Services Agreement, IICO provides certain accounting and pricing services for each Fund. As of March 18, 2003, IICO assigned its responsibilities under the Accounting Services Agreement to Waddell & Reed Services Company (WRSCO), an indirect subsidiary of WDR. For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C, Class I and Advisor Class shares, for each shareholder account that was in existence at any time during the prior month: Ivy Balanced Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund pay WRSCO a monthly fee of $1.5792; Ivy Bond Fund and Ivy Mortgage Securities Fund pay WRSCO a monthly fee of $1.6958; and Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund each pay WRSCO a monthly fee of $1.5042, except that, effective September 1, 2006, for broker-serviced accounts, each Fund pays a monthly charge of $0.50. For Class Y shares, each Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. For Class R shares, each Fund pays WRSCO a monthly fee at an annual rate of 0.20% of the average daily net assets of the class for the preceding month. Effective September 1, 2006, the Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares has been revised so that each Fund pays WRSCO an annual fee (payable monthly) for each account of the Fund that is non-networked and is as shown above; however, WRSCO has agreed to reduce those fees if the number of total Fund accounts within the Waddell & Reed Fund Complex, which is comprised of the Ivy Family of Funds and the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc., reaches certain levels. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial companies who are agents of the Funds for the limited purpose of purchases and sales), WRSCO has agreed to reduce its monthly per account fees charged to the Funds to $0.50 per account, with the Funds bearing the remainder of the costs charged by the financial services companies (which historically has averaged $6.00 per year per account but could be $20.00, or higher, per account). Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. WRSCO pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Pursuant to an Administrative Services Agreement, IICO provides certain administrative services to each Fund. The administrative fee for each Fund is a monthly fee at the annual rate of 0.01% of each Fund's average daily net assets.

As principal underwriter for the Trust's shares, IFDI receives sales commissions (which are not an expense of the Trust) for Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the six-month period ended September 30, 2006, IFDI received the following amounts in sales commissions and CDSC:

	Sales Commissions	CDSC
		Class A	Class B	Class C

Ivy Balanced Fund	$54,618	$–	$1,833	$121
Ivy Bond Fund	97,741	–	1,055	102
Ivy Cundill Global Value Fund	1,303,508	9,934	39,848	28,371
Ivy Dividend Income Fund	171,980	–	3,939	1,184
Ivy European Opportunities Fund	689,127	43,292	15,274	2,346
Ivy Global Natural Resources Fund	3,775,557	25,961	236,552	117,888
Ivy International Fund	81,297	–	4,892	938
Ivy International Balanced Fund	336,885	31,295	1,147	437
Ivy International Value Fund	291,505	101	1,469	1,460
Ivy Mortgage Securities Fund	539,602	253	20,120	3,638
Ivy Pacific Opportunities Fund	1,065,607	66,288	8,928	3,429
Ivy Real Estate Securities Fund	837,082	122	9,313	1,056
Ivy Small Cap Value Fund	217,503	99	2,946	336
Ivy Value Fund	130,638	–	797	160

With respect to Class A, Class B and Class C shares, IFDI pays sales commissions and all expenses in connection with the sale of the Trust's shares, except for registration fees and related expenses. During the six-month period ended September 30, 2006, IFDI paid the following amounts:

Ivy Balanced Fund	$47,421
Ivy Bond Fund	90,920
Ivy Cundill Global Value Fund	1,471,380
Ivy Dividend Income Fund	161,776
Ivy European Opportunities Fund	677,159
Ivy Global Natural Resources Fund	5,729,088
Ivy International Fund	109,078
Ivy International Balanced Fund	354,819
Ivy International Value Fund	378,372
Ivy Mortgage Securities Fund	505,681
Ivy Pacific Opportunities Fund	972,534
Ivy Real Estate Securities Fund	769,760
Ivy Small Cap Value Fund	201,478
Ivy Value Fund	121,288

Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under a Distribution and Service Plan for Class B and Class C shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay IFDI a service fee in an amount not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan for Class B shares and Class C shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay IFDI a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee, for its distribution activities for that class.

Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintenance of Class Y shareholder accounts.

Under the Class R Plan, each Fund may pay IFDI a fee of up to 0.50%, on an annual basis, of the average daily net assets attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal service to Class R shareholders and/or maintenance of Class R shareholder accounts.

In addition, IFDI and WRSCO have voluntarily agreed to waive sufficient Fund expenses to ensure that the total annual fund operating expenses do not exceed the following levels for the specified funds/classes:

Fund and Class	Expense Limitation (as a percentage of average net assets of each Class)

Ivy Cundill Global Value Fund, Class A	1.90%
Ivy Cundill Global Value Fund, Class C	2.55%
Ivy Cundill Global Value Fund, Class Y	1.20%
Ivy Global Natural Resources Fund, Class A	1.70%
Ivy Global Natural Resources Fund, Class C	2.40%
Ivy Global Natural Resources Fund, Class Y	1.20%

During the six-month period ended September 30, 2006, IFDI reimbursed the Fund's service fees (in thousands) as shown:

Ivy Cundill Global Value Fund, Class Y	$18
Ivy Global Natural Resources Fund, Class Y	68

The Fund paid Trustees' regular compensation of $154,581, which is included in other expenses.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six-month period ended September 30, 2006 are summarized as follows:

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cundill Global Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$12,472,933	$16,156,611	$143,747,646
Purchases of U.S. government securities	–	14,268,934	–
Purchases of short-term securities	356,209,147	245,681,700	7,275,477,680
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	17,260,309	10,528,101	97,479,359
Proceeds from maturities and sales of U.S. government securities	538,980	15,767,788	–
Proceeds from maturities and sales of short-term securities	357,763,514	242,144,373	7,289,693,000

	Ivy Dividend Income Fund	Ivy European Opportunities Fund	Ivy Global Natural Resources Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$12,847,626	$89,404,893	$2,332,508,809
Purchases of U.S. government securities	–	–	–
Purchases of short-term securities	714,897,046	1,171,612,214	14,377,249,535
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	7,421,444	60,237,450	2,242,578,864
Proceeds from maturities and sales of U.S. government securities	–	–	–
Proceeds from maturities and sales of short-term securities	702,951,000	1,166,210,434	13,824,055,617

	Ivy International Fund	Ivy International Balanced Fund	Ivy International Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$100,472,933	$60,633,823	$97,727,081
Purchases of U.S. government securities	–	–	–
Purchases of short-term securities	596,566,814	665,172,435	431,087,146
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	117,949,219	21,271,090	58,999,852
Proceeds from maturities and sales of U.S. government securities	–	–	–
Proceeds from maturities and sales of short-term securities	595,447,909	661,083,937	430,402,054

	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund	Ivy Real Estate Securities Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$40,865,457	$139,528,786	$145,401,043
Purchases of U.S. government securities	165,227,952	–	–
Purchases of short-term securities	1,343,955,181	823,405,238	556,970,884
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	18,017,706	82,838,462	105,942,817
Proceeds from maturities and sales of U.S. government securities	175,086,923	–	–
Proceeds from maturities and sales of short-term securities	1,347,055,927	823,734,638	546,487,782

	Ivy Small Cap Value Fund	Ivy Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$83,249,850	$35,423,873
Purchases of U.S. government securities	–	–
Purchases of short-term securities	460,772,283	278,188,684
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	79,962,304	32,441,305
Proceeds from maturities and sales of U.S. government securities	–	–
Proceeds from maturities and sales of short-term securities	460,669,000	278,031,000

For Federal income tax purposes, cost of investments owned at September 30, 2006 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Ivy Balanced Fund	$80,141,665	$15,060,824	$584,613	$14,476,211
Ivy Bond Fund	67,325,470	499,810	702,225	(202,415)
Ivy Cundill Global Value Fund	859,566,242	134,880,862	48,157,814	86,723,048
Ivy Dividend Income Fund	85,319,846	16,863,434	379,139	16,484,295
Ivy European Opportunities Fund	301,850,110	76,494,839	7,935,027	68,559,812
Ivy Global Natural Resources Fund	3,642,055,234	412,543,416	91,768,913	320,774,503
Ivy International Fund	178,512,153	42,642,241	2,574,885	40,067,356
Ivy International Balanced Fund	153,885,937	23,545,516	1,560,778	21,984,738
Ivy International Value Fund	128,643,139	11,818,713	1,491,599	10,327,114
Ivy Mortgage Securities Fund	311,398,451	1,722,616	5,708,957	(3,986,341)
Ivy Pacific Opportunities Fund	251,549,238	45,343,820	10,454,727	34,889,093
Ivy Real Estate Securities Fund	430,078,102	149,453,726	290	149,453,436
Ivy Small Cap Value Fund	121,758,905	9,841,397	2,997,316	6,844,081
Ivy Value Fund	73,411,194	13,396,580	1,356,287	12,040,293

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended March 31, 2006 and the related Capital Loss Carryover and post-October activity were as follows:

	Ivy Balanced Fund		Ivy Bond Fund

Net ordinary income	$1,023,512		$2,232,116
Distributed ordinary income	939,508		2,232,474
Undistributed ordinary income	135,433	*	29,458	*

Realized long-term capital gains	–		–
Distributed long-term capital gains	–		–
Undistributed long-term capital gains	–		–

Capital loss carryover	–		–

Post-October losses deferred	–		317,165

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund		Ivy European Opportunities Fund

Net ordinary income	$15,337,501	$442,427		$636,432
Distributed ordinary income	15,451,789	426,737		636,432
Undistributed ordinary income	114,827	39,689	*	–

Realized long-term capital gains	18,488,348	–		–
Distributed long-term capital gains	15,650,361	138,435		–
Undistributed long-term capital gains	3,596,793	–		–

Capital loss carryover	–	179,769		–

Post-October losses deferred	–	–		–

	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Balanced Fund

Net ordinary income	$135,371,619	$144,755	$4,471,422
Distributed ordinary income	101,176,422	144,755	3,209,232
Undistributed ordinary income	110,003,336	–	1,520,930	*

Realized long-term capital gains	79,698,894	–	4,959,351
Distributed long-term capital gains	34,655,535	–	3,943,335
Undistributed long-term capital gains	49,157,944	–	2,728,786

Capital loss carryover	–	–	–

Post-October losses deferred	1,346,087	–	–

	Ivy International Value Fund	Ivy Mortgage Securities Fund		Ivy Pacific Opportunities Fund

Net ordinary income	$–	$11,160,756		$5,768,344
Distributed ordinary income	–	11,110,574		905,339
Undistributed ordinary income	–	171,655	*	4,863,005

Realized long-term capital gains	–	–		2,307,247
Distributed long-term capital gains	–	–		705,425
Undistributed long-term capital gains	–	–		1,601,822

Capital loss carryover	–	164,447		–

Post-October losses deferred	–	664,938		97,573

	Ivy Real Estate Securities Fund		Ivy Small Cap Value Fund	Ivy Value Fund

Net ordinary income	$9,033,062		$3,748,108	$465,651
Distributed ordinary income	9,460,563		387,240	503,885
Undistributed ordinary income	1,908,079	*	3,360,868	29,140	*

Realized long-term capital gains	11,385,412		10,517,925	475,195
Distributed long-term capital gains	10,320,484		20,474,055	–
Undistributed long-term capital gains	5,490,304		1,066,976	475,195

Capital loss carryover	–		–	–

Post-October losses deferred	266		–	–

*This entire amount was distributed prior to September 30, 2006.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital Loss Carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Dividend Income Fund

March 31, 2009	$–	$28,681	$–
March 31, 2010	3,228,915	–	–
March 31, 2014	–	–	179,769

Total carryover	$3,228,915	$28,681	$179,769

	Ivy European Opportunities Fund	Ivy Global Natural Resources Fund	Ivy International Fund

March 31, 2007	$–	$143,237	$–
March 31, 2008	–	–	814,927
March 31, 2009	–	–	111,513,617
March 31, 2010	19,525,164	167,845	146,210,535
March 31, 2011	12,058,021	–	47,213,802
March 31, 2012	–	–	–

Total carryover	$31,583,185	$311,082	$305,752,881

	Ivy International Value Fund	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

March 31, 2007	$–	$–	$157,220
March 31, 2008	–	–	157,220
March 31, 2009	–	–	157,220
March 31, 2010	–	–	157,220
March 31, 2011	1,139,666	–	–
March 31, 2012	2,150,883	–	–
March 31, 2014	–	164,447	–

Total carryover	$3,290,549	$164,447	$628,880

Ivy Developing Markets Fund was merged into Ivy Pacific Opportunities Fund as of June 16, 2003. At the time of the merger, Ivy Developing Markets Fund had capital loss carryovers available to offset future gains of the Ivy Pacific Opportunities Fund. These carryovers are limited to $157,220 for each period ending from March 31, 2007 through 2010 plus any unused limitations from prior years.

Ivy International Growth Fund was merged into Ivy International Fund as of March 27, 2006 (see Note 9). At the time of the merger, Ivy International Growth Fund had capital loss carryovers available to offset future gains of the Ivy International Fund. These carryovers are limited to $4,168,614 for the period ending March 31, 2007 and $3,234,412 for each period ending from March 31, 2008 through 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

Note 5 - Multiclass Operations

Each Fund within the Trust offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. In addition, Ivy Global Natural Resources Fund and Ivy Real Estate Securities Fund offer Class R shares, which also have equal rights as to assets and voting privileges. Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund also offered Advisor Class shares and Ivy Cundill Global Value Fund and Ivy International Fund also offered Class I shares. Advisor Class and Class I shares are no longer available for investment. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectuses and the Statement of Additional Information for the Trust.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the six-month period ended September 30, 2006 are summarized below. Amounts are in thousands.

	Ivy Balanced Fund	Ivy Bond Fund

Shares issued from sale of shares:
Class A	373	911
Class B	32	43
Class C	39	199
Class Y	78	3
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	19	57
Class B	– *	2
Class C	– *	3
Class Y	13	– *
Shares redeemed:
Class A	(496)	(412)
Class B	(29)	(21)
Class C	(37)	(128)
Class Y	(412)	(2)

Increase (decrease) in outstanding capital shares	(420)	655

Value issued from sale of shares:
Class A	$5,692	$9,367
Class B	480	444
Class C	598	2,048
Class Y	1,189	30
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	284	585
Class B	1	24
Class C	3	33
Class Y	200	1
Value redeemed:
Class A	(7,555)	(4,232)
Class B	(438)	(218)
Class C	(561)	(1,327)
Class Y	(6,261)	(17)

Increase (decrease) in outstanding capital	$(6,368)	$6,738

*Not shown due to rounding

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund	Ivy European Opportunities Fund

Shares issued from sale of shares:
Class A	6,773	1,588	1,840
Class B	367	99	96
Class C	2,120	206	198
Class Y	112	28	44
Advisor Class	–	NA	–
Class I	–	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	–	27	–
Class B	–	1	–
Class C	–	2	–
Class Y	–	– *	–
Advisor Class	–	NA	–
Class I	–	NA	NA
Shares redeemed:
Class A	(5,307)	(623)	(903)
Class B	(417)	(34)	(167)
Class C	(1,160)	(86)	(201)
Class Y	(244)	(10)	(37)
Advisor Class	(10)	NA	(15)
Class I	(–)	NA	NA

Increase in outstanding capital shares	2,234	1,198	855

Value issued from sale of shares:
Class A	$104,460	$23,119	$61,822
Class B	5,541	1,436	3,102
Class C	31,964	2,974	6,492
Class Y	1,732	404	1,484
Advisor Class	–	NA	–
Class I	–	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	–	396	–
Class B	–	10	–
Class C	–	27	–
Class Y	–	5	–
Advisor Class	–	NA	–
Class I	–	NA	NA
Value redeemed:
Class A	(81,347)	(9,060)	(29,921)
Class B	(6,182)	(491)	(5,402)
Class C	(17,232)	(1,246)	(6,462)
Class Y	(3,713)	(147)	(1,222)
Advisor Class	(150)	NA	(516)
Class I	(–)	NA	NA

Increase in outstanding capital	$35,073	$17,427	$29,377

*Not shown due to rounding.

	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Balanced Fund

Shares issued from sale of shares:
Class A	22,126	352	2,787
Class B	1,346	48	147
Class C	7,292	76	484
Class Y	2,435	21	8
Class R	26	NA	NA
Advisor Class	–	–	NA
Class I	NA	–	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	–	–	107
Class B	–	–	3
Class C	–	–	6
Class Y	–	–	1
Class R	–	NA	NA
Advisor Class	–	–	NA
Class I	NA	–	NA
Shares redeemed:
Class A	(11,451)	(636)	(946)
Class B	(813)	(99)	(22)
Class C	(3,183)	(198)	(70)
Class Y	(660)	(83)	(7)
Class R	(2)	NA	NA
Advisor Class	(2)	(–)	NA
Class I	NA	(1)	NA

Increase (decrease) in outstanding capital shares	17,114	(520)	2,498

Value issued from sale of shares:
Class A	$684,863	$10,477	$43,346
Class B	39,588	1,326	2,271
Class C	210,694	2,080	7,526
Class Y	76,502	616	129
Class R	757	NA	NA
Advisor Class	–	–	NA
Class I	NA	–	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	–	–	1,625
Class B	–	–	47
Class C	–	–	95
Class Y	–	–	8
Class R	–	NA	NA
Advisor Class	–	–	NA
Class I	NA	–	NA
Value redeemed:
Class A	(349,922)	(18,643)	(14,682)
Class B	(23,357)	(2,700)	(335)
Class C	(89,223)	(5,403)	(1,092)
Class Y	(19,976)	(2,392)	(104)
Class R	(47)	NA	NA
Advisor Class	(60)	(–)	NA
Class I	NA	(40)	NA

Increase (decrease) in outstanding capital	$529,819	$(14,679)	$38,834

	Ivy International Value Fund	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	2,518	5,038	5,994
Class B	201	208	338
Class C	545	411	454
Class Y	59	337	228
Advisor Class	–	NA	–
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	–	512	–
Class B	–	17	–
Class C	–	31	–
Class Y	–	17	–
Advisor Class	–	NA	–
Shares redeemed:
Class A	(535)	(4,359)	(2,153)
Class B	(280)	(198)	(134)
Class C	(99)	(505)	(183)
Class Y	(27)	(178)	(123)
Advisor Class	(– )*	NA	(– )*

Increase in outstanding capital shares	2,382	1,331	4,421

Value issued from sale of shares:
Class A	$39,822	$52,521	$86,598
Class B	2,964	2,169	4,529
Class C	8,055	4,284	6,164
Class Y	917	3,509	3,272
Advisor Class	–	NA	–
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	–	5,346	–
Class B	–	181	–
Class C	–	327	–
Class Y	–	171	–
Advisor Class	–	NA	–
Value redeemed:
Class A	(8,366)	(45,410)	(30,481)
Class B	(4,050)	(2,060)	(1,775)
Class C	(1,454)	(5,262)	(2,447)
Class Y	(425)	(1,854)	(1,770)
Advisor Class	(– )*	NA	(– )*

Increase in outstanding capital	$37,463	$13,922	$64,090

*Not shown due to rounding.

	Ivy Real Estate Securities Fund		Ivy Small Cap Value Fund	Ivy Value Fund

Shares issued from sale of shares:
Class A	2,678		1,023	832
Class B	103		63	69
Class C	198		117	64
Class Y	1,060		117	40
Class R	–	*	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	39		–	11
Class B	–		–	–
Class C	–		–	–
Class Y	42		–	3
Class R	–	*	NA	NA
Shares redeemed:
Class A	(1,273)		(703)	(687)
Class B	(42)		(47)	(50)
Class C	(75)		(74)	(55)
Class Y	(840)		(326)	(63)
Class R	(–	)*	NA	NA

Increase in outstanding capital shares	1,890		170	164

Value issued from sale of shares:
Class A	$61,625		$16,066	$14,296
Class B	2,343		962	1,166
Class C	4,573		1,797	1,083
Class Y	24,701		1,871	690
Class R	–	*	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	912		–	189
Class B	–		–	–
Class C	–		–	–
Class Y	984		–	49
Class R	–	*	NA	NA
Value redeemed:
Class A	(28,914)		(11,018)	(11,733)
Class B	(956)		(717)	(836)
Class C	(1,707)		(1,145)	(936)
Class Y	(18,645)		(5,246)	(1,086)
Class R	(–	)*	NA	NA

Increase in outstanding capital	$44,916		$2,570	$2,882

*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended March 31, 2006 are summarized below. Amounts are in thousands.

	Ivy Balanced Fund	Ivy Bond Fund

Shares issued from sale of shares:
Class A	699	1,197
Class B	61	104
Class C	93	154
Class Y	268	2
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	33	84
Class B	– *	3
Class C	– *	3
Class Y	29	– *
Shares redeemed:
Class A	(836)	(586)
Class B	(37)	(36)
Class C	(26)	(40)
Class Y	(960)	(4)

Increase (decrease) in outstanding capital shares	(676)	881

Value issued from sale of shares:
Class A	$10,172	$12,586
Class B	873	1,089
Class C	1,351	1,620
Class Y	3,925	24
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	493	885
Class B	1	30
Class C	1	33
Class Y	423	1
Value redeemed:
Class A	(12,215)	(6,143)
Class B	(531)	(378)
Class C	(386)	(424)
Class Y	(13,920)	(39)

Increase (decrease) in outstanding capital	$(9,813)	$9,284

*Not shown due to rounding

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund	Ivy European Opportunities Fund

Shares issued from sale of shares:
Class A	20,739	2,368	3,307
Class B	1,345	173	262
Class C	7,470	352	406
Class Y	775	25	67
Advisor Class	– *	NA	–
Class I	–	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,449	34	45
Class B	113	1	–
Class C	419	3	–
Class Y	45	1	1
Advisor Class	9	NA	1
Class I	– *	NA	NA
Shares redeemed:
Class A	(5,174)	(796)	(2,346)
Class B	(451)	(142)	(388)
Class C	(1,104)	(214)	(481)
Class Y	(483)	(60)	(86)
Advisor Class	(20)	NA	(75)
Class I	(4)	NA	NA

Increase in outstanding capital shares	25,128	1,745	713

Value issued from sale of shares:
Class A	$301,972	$31,516	$96,107
Class B	19,035	2,256	7,330
Class C	106,253	4,637	11,400
Class Y	11,417	348	1,934
Advisor Class	2	NA	–
Class I	–	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	21,288	459	1,325
Class B	1,631	20	–
Class C	6,019	37	–
Class Y	655	12	27
Advisor Class	134	NA	30
Class I	1	NA	NA
Value redeemed:
Class A	(75,706)	(10,687)	(68,210)
Class B	(6,439)	(1,916)	(10,777)
Class C	(15,720)	(2,854)	(13,590)
Class Y	(7,160)	(845)	(2,464)
Advisor Class	(292)	NA	(2,190)
Class I	(50)	NA	NA

Increase in outstanding capital	$363,040	$22,983	$20,922

*Not shown due to rounding.
	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Balanced Fund

Shares issued from sale of shares:
Class A	44,945	824	4,510
Class B	3,329	45	205
Class C	14,993	32	458
Class Y	3,174	8	37
Class R	4	NA	NA
Advisor Class	–	–	NA
Class I	NA	–	NA
Shares issued in connection with merger of Ivy International Growth Fund:
Class A	NA	622	NA
Class B	NA	159	NA
Class C	NA	1,691	NA
Class Y	NA	198	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	3,194	29	377
Class B	359	–	17
Class C	1,265	–	29
Class Y	120	– *	2
Class R	–	NA	NA
Advisor Class	1	–	NA
Class I	NA	– *	NA
Shares redeemed:
Class A	(9,897)	(1,603)	(4,132)
Class B	(958)	(540)	(63)
Class C	(2,318)	(101)	(136)
Class Y	(395)	(10)	(23)
Class R	(–)	NA	NA
Advisor Class	(9)	(–)	NA
Class I	NA	(5)	NA

Increase in outstanding capital shares	57,807	1,349	1,281

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$1,165,684	$20,366	$66,425
Class B	80,686	1,077	3,002
Class C	361,451	786	6,699
Class Y	83,597	197	545
Class R	100	NA	NA
Advisor Class	–	–	NA
Class I	NA	–	NA
Value issued in connection with merger of Ivy International Growth Fund:
Class A	NA	18,225	NA
Class B	NA	4,308	NA
Class C	NA	45,833	NA
Class Y	NA	5,818	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	83,464	770	5,444
Class B	8,924	–	236
Class C	30,828	–	417
Class Y	3,158	3	31
Class R	–	NA	NA
Advisor Class	13	–	NA
Class I	NA	2	NA
Value redeemed:
Class A	(252,205)	(40,726)	(60,740)
Class B	(22,930)	(11,967)	(934)
Class C	(55,523)	(2,389)	(1,987)
Class Y	(10,323)	(274)	(334)
Class R	(–)	NA	NA
Advisor Class	(219)	(–)	NA
Class I	NA	(121)	NA

Increase in outstanding capital	$1,476,705	$41,908	$18,804

	Ivy International Value Fund	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	3,440	11,305	8,544
Class B	321	527	437
Class C	515	1,124	795
Class Y	59	416	229
Advisor Class	–	NA	–
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	–	813	109
Class B	–	27	6
Class C	–	51	8
Class Y	–	27	3
Advisor Class	–	NA	– *
Shares redeemed:
Class A	(610)	(6,495)	(1,357)
Class B	(1,113)	(182)	(262)
Class C	(146)	(537)	(164)
Class Y	(20)	(247)	(72)
Advisor Class	(3)	NA	(1)

Increase in outstanding capital shares	2,443	6,829	8,275

Value issued from sale of shares:
Class A	$46,962	$120,577	$107,057
Class B	4,021	5,628	5,106
Class C	6,847	12,002	9,476
Class Y	800	4,437	2,865
Advisor Class	–	NA	–
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	–	8,651	1,371
Class B	–	287	67
Class C	–	542	97
Class Y	–	283	33
Advisor Class	–	NA	– *
Value redeemed:
Class A	(8,349)	(69,143)	(16,746)
Class B	(13,321)	(1,932)	(2,947)
Class C	(1,794)	(5,707)	(1,903)
Class Y	(276)	(2,626)	(879)
Advisor Class	(32)	NA	(8)

Increase in outstanding capital	$34,858	$72,999	$103,589

*Not shown due to rounding.

	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Shares issued from sale of shares:
Class A	4,941	1,808	1,674
Class B	233	145	161
Class C	299	186	110
Class Y	2,267	268	90
Class R	5	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	456	918	20
Class B	24	75	– *
Class C	26	107	– *
Class Y	436	273	10
Class R	– *	NA	NA
Shares redeemed:
Class A	(2,833)	(1,356)	(828)
Class B	(161)	(97)	(48)
Class C	(169)	(135)	(48)
Class Y	(1,526)	(495)	(654)
Class R	(–)	NA	NA

Increase in outstanding capital shares	3,998	1,697	487

Value issued from sale of shares:
Class A	$102,220	$30,229	$27,487
Class B	4,734	2,371	2,626
Class C	6,148	3,069	1,795
Class Y	47,284	4,497	1,477
Class R	100	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	9,405	13,765	334
Class B	484	1,091	1
Class C	540	1,564	2
Class Y	9,017	4,120	160
Class R	– *	NA	NA
Value redeemed:
Class A	(56,847)	(22,367)	(13,682)
Class B	(3,275)	(1,545)	(784)
Class C	(3,453)	(2,217)	(792)
Class Y	(31,009)	(8,255)	(10,866)
Class R	(–)	NA	NA

Increase in outstanding capital	$85,348	$26,322	$7,758

*Not shown due to rounding.

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Ivy Value Fund, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2006	420	$24,522
Options written	2,062	100,260
Options terminated in closing purchase transactions	(207)	(14,115)
Options exercised	(153)	(7,113)
Options expired	(763)	(40,734)

Outstanding at September 30, 2006	1,359	$62,820

For Ivy Value Fund, transactions in written put options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2006	367	$29,642
Options written	1,889	112,944
Options terminated in closing purchase transactions	(–)	(–)
Options exercised	(346)	(27,125)
Options expired	(1,064)	(65,587)

Outstanding at September 30, 2006	846	$49,874

NOTE 7 - Futures

The Trust may engage in buying and selling futures contracts. Upon entering into a futures contract, the Trust is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Trust each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Trust as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Trust uses futures to attempt to reduce the overall risk of its investments.

NOTE 8 - Swaps

Each Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into credit default, total return, variance and other swap agreements to: 1) preserve a return or a spread on a particular investment or portion of its portfolio; 2) to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; or 3) to attempt to enhance yield.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. Each Fund may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by IICO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value, if any, are recorded as unrealized appreciation (depreciation) in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian or counterparty. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments, as well as any periodic payments, are recorded as realized gain or loss in the Statement of Operations. Gains or losses may be realized upon termination of the swap agreement.

Entering into swap agreements involves certain risks. Among these are possible failure of the counterparty to fulfill its obligations, possible lack of liquidity, and unfavorable changes in interest rates or underlying investments.

NOTE 9 - Acquisition of Ivy International Growth Fund

On March 27, 2006, Ivy International Fund acquired all the net assets of Ivy International Growth Fund pursuant to a plan of reorganization approved by the shareholders of Ivy International Growth Fund on March 17, 2006. The acquisition was accomplished by a tax-free exchange of 2,671,036 shares of Ivy International Fund (valued at $74,183,759) for the 5,422,375 shares of Ivy International Growth Fund outstanding on March 27, 2006. Ivy International Growth Fund had net assets of $74,183,759, including $17,373,263 of net unrealized appreciation in value of investments and $37,072,675 of accumulated net realized losses on investments, which were combined with those of Ivy International Fund. The aggregate net assets of Ivy International Fund and Ivy International Growth Fund immediately before the acquisition were $155,403,615 and $74,183,759, respectively. The aggregate net assets of Ivy International Fund and Ivy International Growth Fund immediately following the acquisition were $229,587,374 and $0, respectively.

NOTE 10 - Liquidation of Ivy Cash Reserves Fund

On September 29, 2006, Ivy Cash Reserves Fund was liquidated.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Ivy Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Balanced Fund, Bond Fund, Cundill Global Value Fund, Dividend Income Fund, European Opportunities Fund, Global Natural Resources Fund, International Fund, International Balanced Fund, International Value Fund, Mortgage Securities Fund, Pacific Opportunities Fund, Real Estate Securities Fund, Small Cap Value Fund and Value Fund (collectively the "Funds") comprising Ivy Funds as of September 30, 2006, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the year ended March 31, 2006, and the financial highlights for the periods presented (except as noted below). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Real Estate Securities Fund, Small Cap Value Fund and Value Fund for each of the periods ended July 31, 2003 and prior were audited by other auditors whose report, dated September 5, 2003, expressed an unqualified opinion on those financial highlights. The financial highlights of the Balanced Fund, Bond Fund, International Balanced Fund and Mortgage Securities Fund for each of the periods ended September 30, 2003 and prior were audited by other auditors whose report, dated November 7, 2003, expressed an unqualified opinion on those financial highlights. The financial highlights of the Cundill Global Value Fund, European Opportunities Fund, Global Natural Resources Fund, International Fund, International Value Fund and Pacific Opportunities Fund for the period ended December 31, 2001 were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Ivy Funds as of September 30, 2006, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the year ended March 31, 2006, and the financial highlights for the periods presented (except as noted above in references to the reports of other auditors), in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 16, 2006

Income Tax Information

Dividends are declared and recorded by Ivy Cash Reserves Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly usually on the 27th of the month or on the preceding business day if the 27th is a weekend or holiday. Dividends paid during the period beginning April 1, 2006 thru the date of liquidation of September 29, 2006 are not qualified dividend income for individuals and are not eligible for the dividends received deduction for corporations.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Renewal of Investment Management Agreements for the Ivy Funds

At a Meeting of the Board of Trustees of Ivy Funds (the Trust) held on August 15 and 16, 2006, the Trustees, including all of the Trustees who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act, unanimously approved the continuance of the existing management agreements between Ivy Investment Management Company (IICO) and the Trust. The existing management agreements considered were: (i) the Master Business Management and Investment Advisory Agreement between the Trust and IICO (with respect to the Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund); (ii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Dividend Income Fund); (iii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund and Ivy Global Natural Resources Fund); and (iv) the Subadvisory Agreements between IICO and:

  Henderson Investment Management Limited and Henderson Global Investors (North America) Inc. (Ivy European Opportunities Fund)
  Cundill Investment Research Ltd. (Ivy Cundill Global Value Fund)
  Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund)
  Templeton Investment Counsel, LLC (Ivy International Balanced Fund)
  BlackRock Financial Management, Inc. (Ivy Small Cap Value Fund)
  Mackenzie Financial Corporation (Ivy Global Natural Resources Fund)

(each such subadviser referred to herein as a "Subadviser").

The Board's Independent Trustees were assisted in their review by independent legal counsel and met with such counsel separately from representatives of IICO. Independent legal counsel provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the various agreements, including, among other things, the nature and the quality of the services provided by IICO, profitability (including any fall-out benefits) from the relationships with the Funds, economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Board also considered the written responses and supplementary materials produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees' counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO. The Board also received extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. Finally, the Independent Trustees received a report from two of the Independent Trustees who conducted a preliminary review of all of this information prior to the meeting. The Independent Trustees discussed this material extensively among themselves, with their independent legal counsel and with the other Board members, after which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the fact that they were provided with performance and expense information for each of the Funds during the year in regularly scheduled Board meetings, during which they met with the Funds' portfolio managers and other investment personnel. In that regard, they discussed the nature, extent and quality of services provided to each of the Funds by IICO and each Subadviser, taking into account the investment objective and strategy of the Fund and the knowledge the Board gained from those regular meetings, including from the materials provided in connection with those meetings. In addition, the Board reviewed the resources and key personnel of IICO and each Subadviser. The Board also considered other services provided to the Funds by IICO and each Subadviser, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Funds' investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with the Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefits from serving the Funds. The Board considered benefits that accrue to each organization from its respective relationship with a Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates receive any additional direct or indirect benefits that would preclude the Board from approving the continuation of the investment advisory contract with IICO or the investment sub-advisory agreements.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds' shareholders. In that context, the Board discussed the current level of the Funds' advisory fee breakpoints and also considered the current and anticipated asset levels of the Funds and the potential for growth in each Fund. The Board concluded that the current asset size of the Funds and other relevant factors did not warrant further reevaluation or restructuring of the fee breakpoints for the Funds at this time.

Performance of the Funds and Costs of Services Provided

The Board considered, on a Fund-by-Fund basis, the performance of each Fund and the costs of the services provided. Among other things, the Board examined the short- and long-term performance of each Fund, as well as their expenses as compared to similar funds and peer groups, as described below.

Ivy Balanced Fund

The Board examined the investment performance of the Ivy Balanced Fund, including the Fund's performance for the one-, three-, five-, seven- and ten-year time periods. The Board also examined the performance of the Fund against the Lipper Mixed-Asset Target Allocation Growth Funds Universe Average for those same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO, comparing the Fund's expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund, and considered the impact the small amount of assets in the Fund and the Fund's small average account size have on the Fund's expenses. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy Bond Fund

The Board examined the investment performance of the Ivy Bond Fund, including the Fund's performance for the one-, three-, five-, seven- and ten-year time periods. The Board also examined the performance of the Fund against the Lipper Corporate Debt Funds A Rated Universe Average for those same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO and Advantus Capital Management, Inc., comparing the Fund's expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also considered the advisory fees that IICO (or its affiliated investment adviser) receives for managing separate account clients in the same asset class, noting IICO's explanation as to why its average fees are lower for those accounts, including, among other things, the additional services IICO performs for the Fund. The Board also made reference to the analysis of IICO's profitability in managing the Fund, and considered the assets in the Fund and the Fund's average account size. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy Cundill Global Value Fund

The Board examined the investment performance of the Ivy Cundill Global Value Fund, including the Fund's performance for the one- and three-year time periods. The Board also examined the performance of the Fund against the Lipper Global Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, as well as the Fund's current asset levels, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO and Cundill Investment Research Ltd., comparing the Fund's expenses, including the advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund, as well as the fact that the second breakpoint in IICO's advisory fee could shortly be reached. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy Dividend Income Fund

The Board examined the investment performance of the Ivy Dividend Income Fund, including the Fund's performance for the one-year time period. The Board also examined the performance of the Fund against the Lipper Equity Income Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO, comparing the Fund's expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund, and considered the Fund's average account size and non-management expenses. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy European Opportunities Fund

The Board examined the investment performance of the Ivy European Opportunities Fund, including the Fund's performance for the one-, three-, five- and seven-year time periods. The Board also examined the performance of the Fund against the Lipper European Region Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO and Henderson Investment Management Limited (and Henderson Global Investors), comparing the Fund's expenses, including advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund, as well as the fact that the Fund's assets have reached the second breakpoint in the Fund's advisory fee schedule. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy Global Natural Resources Fund

The Board examined the investment performance of the Ivy Global Natural Resources Fund, including the Fund's performance for the one-, three-, five- and seven-year time periods. The Board also examined the performance of the Fund against the Lipper Natural Resources Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, including the size of the Fund, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO and Mackenzie Financial Corporation, comparing the Fund's expenses, including advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund, as well as the fact that the Fund's asset levels have reached the last breakpoint in the Fund's advisory fee schedule. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy International Fund

The Board examined the investment performance of the Ivy International Fund, including the Fund's performance for the one-, three-, five-, seven- and ten-year time periods. The Board also examined the performance of the Fund against the Lipper International Large-Cap Core Funds Universe Average for the same periods, as well as the Fund's recent performance. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO, comparing the Fund's expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also considered the advisory fees that IICO (or its affiliated investment adviser) receives for managing separate account clients in the same asset class, noting IICO's explanation as to why its average fees are lower for those accounts, including, among other things, the additional services IICO performs for the Fund. The Board also made reference to the analysis of IICO's profitability in managing the Fund. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy International Balanced Fund

The Board examined the investment performance of the Ivy International Balanced Fund, including the Fund's performance for the one-, three-, five-, seven- and ten-year time periods. The Board also examined the performance of the Fund against the Lipper Mixed-Asset Target Allocation Growth Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO and Templeton Investment Counsel, comparing the Fund's expenses, including advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy International Value Fund

The Board examined the investment performance of the Ivy International Value Fund, including the Fund's performance for the one-, three-, five-, and seven-year time periods. The Board also examined the performance of the Fund against the Lipper International Multi-Cap Value Index and Lipper International Large-Cap Core Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO, comparing the Fund's expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, noting that other investment advisers appear to be waiving their fees in managing comparable funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy Mortgage Securities Fund

The Board examined the investment performance of the Ivy Mortgage Securities Fund, including the Fund's performance for the one-, three-, five-, seven- and ten-year time periods. The Board also examined the performance of the Fund against the Lipper U.S. Mortgage Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO and Advantus Capital Management, comparing the Fund's expenses, including advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy Pacific Opportunities Fund

The Board examined the investment performance of the Ivy Pacific Opportunities Fund, including the Fund's performance for the one-, three-, five-, seven- and ten-year time periods. The Board also examined the performance of the Fund against the Lipper Pacific ex-Japan Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO, comparing the Fund's expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Real Estate Securities Fund

The Board examined the investment performance of the Ivy Real Estate Securities Fund, including the Fund's performance for the one-, three-, five- and seven-year time periods. In light of recent performance, the Board determined to enhance its monitoring of the performance of this Fund. The Board also examined the performance of the Fund against the Lipper Real Estate Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO and Advantus Capital Management, comparing the Fund's expenses, including advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund, and considered the impact the Fund's average account size has on the Fund's expenses. After noting that the Fund's asset levels had reached half the amount needed to reach the Fund's first breakpoint, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy Small Cap Value Fund

The Board examined the investment performance of the Ivy Small Cap Value Fund, including the Fund's performance for the one-, three-, five- and seven-year time periods. The Board also examined the performance of the Fund against the Lipper Small-Cap Value Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable, although they agreed to closely monitor the performance of the Fund in the near future as a result of corporate changes involving the parent of the Fund's investment sub-adviser.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO and BlackRock Financial Management, comparing the Fund's expenses, including the advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also made reference to the analysis of IICO's profitability in managing the Fund. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Ivy Value Fund

The Board examined the investment performance of the Ivy Value Fund, including the Fund's one-, three-, five-, seven- and ten-year performance, as well as recent performance. The Board also examined the performance of the Fund against the Lipper Large-Cap Value Funds Universe Average for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Fund's performance in this asset class was acceptable.

The Board next considered the expenses of the Fund and the cost of the services provided by IICO, comparing the Fund's expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board also considered the advisory fees that IICO (or its affiliated investment adviser) receives for managing separate account clients in the same asset class, noting IICO's rationale as to why its average fees are lower for those accounts, including, among other things, the additional services IICO performs for the Fund. The Board also made reference to the analysis of IICO's profitability in managing the Fund. After completing this examination, the Board concluded that the Fund's expenses are acceptable at the current time.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how Ivy Funds voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available on Form N-PX through the Ivy Funds' website at www.ivyfunds.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On the Ivy Funds' website at www.ivyfunds.com.

To All traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page is for your notes and calculations.

THE IVY FUNDS FAMILY
Global/International Funds
Cundill Global Value Fund
European Opportunities Fund
International Fund
International Balanced Fund
International Value Fund
Pacific Opportunities Fund

Domestic Equity Funds
Capital Appreciation Fund
Core Equity Fund
Dividend Income Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Small Cap Growth Fund
Small Cap Value Fund
Value Fund

Fixed Income Funds
Bond Fund
High Income Fund
Limited-Term Bond Fund
Mortgage Securities Fund
Municipal Bond Fund

Money Market Funds
Money Market Fund

Specialty Funds
Asset Strategy Fund
Balanced Fund
Energy Fund
Global Natural Resources Fund
Real Estate Securities Fund
Science and Technology Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

WRR3300SA (9-06)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By     /s/Kristen A. Richards
         Kristen A. Richards, Vice President and Secretary

Date: December 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/Henry J. Herrmann
         Henry J. Herrmann, President and Principal Executive Officer

Date: December 6, 2006

By     /s/Theodore W. Howard
         Theodore W. Howard, Vice President and Principal Financial Officer

Date: December 6, 2006